File No. 33-81784

811-8642

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post Effective Amendment Number 31

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 28

Ohio National Variable Account D

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Second Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage

Ohio National Variable Account D

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-888-366-6654

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The group variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18) variable investment options of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Funds, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Morgan Stanley Variable Insurance Fund, Inc., Morningstar ETF Allocation Series, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge you a surrender charge of up to 7% of the amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contracts that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2017. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

May 1, 2017

Form V-4827	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)

Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
ClearBridge Small Cap Portfolio	(ClearBridge, LLC)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)

Small Cap Growth Portfolio	(Janus Capital Management LLC)

Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)

S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)

Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Managed Volatility Fund II	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania
Federated Managed Tail Risk Fund II (Service Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio(a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company

Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)

Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company

Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC

Fidelity® VIP Target Volatility Portfolio (Service Class 2)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund (Class 4) (1)	Franklin Templeton Services, LLC (2)

Form V-4827	2

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series* (Service Shares)
Research Portfolio (formerly Janus Portfolio) (long-term growth of capital)	Janus Capital Management LLC

Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

Janus Aspen INTECH U.S. Low Volatility Portfolio	(INTECH Investment Management LLC)

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

MFS® Variable Insurance Trust(SM) (Service Class)

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company

Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund) (Class 1)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio (Class 1)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio (Class 2)	Morgan Stanley Investment Management Inc.

Morningstar ETF Allocation Series (Class II)
Morningstar Conservative ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Income and Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Balanced ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (1)	(Morningstar Investment Management LLC)

Form V-4827	3

Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers, LLC

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)

PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

*Janus Aspen Series (“JAS”) portfolios are managed by Janus Capital Management LLC (“JCM”), which is a wholly-owned subsidiary of Janus Capital Group Inc. (“Janus”). On or about June 5, 2017, and subject to certain shareholder and regulatory approvals, Janus and Henderson Group Plc are expected to combine businesses. This strategic business combination is not expected to change the investment management services that JCM provides to JAS. However, effective as of the date of the merger, the portfolios of JAS will undergo the following name changes:

Research Portfolio will change to Janus Henderson Research Portfolio

Overseas Portfolio will change to Janus Henderson Overseas Portfolio

Global Research Portfolio will change to Janus Henderson Global Research Portfolio

Balanced Portfolio will change to Janus Henderson Balanced Portfolio

Janus Aspen INTECH U.S. Low Volatility Portfolio will change to Janus Henderson U.S. Low Volatility Portfolio

Form V-4827	4

Form V-4827	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D)— A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form V-4827	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with	1st	7%
the number of years from the establishment of each participant’s account. No charge for	2nd	6%
withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (this fee is currently being waived)          $5

Premium Tax (charged upon annuitization)      0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%
Total Separate Account Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	2.48%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,091	$1,739	$2,482	$5,055

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

Form V-4827	7

$383	$1,221	$2,164	$5,055

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available Funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.
January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.
November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added.
May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts.
November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.
August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.
May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund and Royce Capital Fund were added. The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003

Fidelity VIP Equity-Income portfolio was added. Janus Adviser International Portfolio, PBHG Insurance Fund, The Prudential Series Fund, UBS Series Trust and Van Kampen Core Plus Fixed Income Portfolio were added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.
May 1, 2005

Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.

May 1, 2007

Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization.

Form V-4827	8

The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.
May 1, 2008

Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson® Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
September 10, 2008

Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.

Form V-4827	9

May 1, 2012

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts.
May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Management Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
April 30, 2016

Ibbotson ETF Allocation Series Ibbotson Conservative ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio were renamed Morningstar ETF Allocation Series Morningstar Conservative ETF Asset Allocation, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio.

December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

Form V-4827	10

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.8 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account VAD

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of

Form V-4827	11

our assets are available to meet our obligations under the contracts. VAD are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAD. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any

Form V-4827	12

necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAD under the 1940 Act in the event such registration is no longer required; manage the VAD under the direction of committee; or combine the VAD with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAD to another separate account.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAD. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Form V-4827	13

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Contract Years	Percentage
1st	7%
2nd	6%
3rd	5%
4th	4%
5th	3%
6th	2%
7th	1%
8th and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Form V-4827	14

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one or more subaccounts to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The Contract Value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Contributions

You may allocate your Contract Values among up to 18 investment options, including the variable Funds and the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Form V-4827	15

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other

Form V-4827	16

electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is

Form V-4827	17

common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

Form V-4827	18

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

 x is the annual effective interest rate we declare for the cell fo new contract contributions as of the date of withdrawal, and

 y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long the annuitant (and any joint annuitant) may live.

Form V-4827	19

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):

Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before the participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless the annuitant transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Form V-4827	20

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest rate assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Form V-4827	21

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first

Form V-4827	22

and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

Form V-4827	23

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4827	24

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Equity Portfolio	2007	$23.80	$22.10	99,573
	2008	$22.10	$9.85	86,405
	2009	$9.85	$13.52	64,819
	2010	$13.52	$14.40	61,905
	2011	$14.40	$13.72	52,008
	2012	$13.72	$15.67	42,666
	2013	$15.67	$21.28	37,898
	2014	$21.28	$23.95	35,997
	2015	$23.95	$22.76	34,719
	2016	$22.76	$25.32	28,904

Bond Portfolio	2007	$17.74	$18.16	32,231
	2008	$18.16	$15.86	29,018
	2009	$15.86	$18.93	24,323
	2010	$18.93	$20.14	21,584
	2011	$20.14	$21.13	19,017
	2012	$21.13	$22.36	22,229
	2013	$22.36	$21.64	23,098
	2014	$21.64	$22.61	23,830
	2015	$22.61	$21.85	23,419
	2016	$21.85	$23.26	23,370

Omni Portfolio	2007	$15.43	$16.29	51,612
	2008	$16.29	$11.02	47,753
	2009	$11.02	$14.48	26,244
	2010	$14.48	$16.17	23,743
	2011	$16.17	$15.30	24,268
	2012	$15.30	$16.91	21,717
	2013	$16.91	$21.78	17,586
	2014	$21.78	$24.09	16,866
	2015	$24.09	$24.28	15,967
	2016	$24.28	$26.41	13,132

ON International Equity Portfolio	2007	$16.78	$18.11	97,220
	2008	$18.11	$9.64	85,064
	2009	$9.64	$13.14	77,331
	2010	$13.14	$15.14	43,205

Form V-4827	25

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$15.14	$12.64	27,696
	2012	$12.64	$14.99	25,992
	2013	$14.99	$16.52	23,442
	2014	$16.52	$14.76	22,694
	2015	$14.76	$14.51	17,338
	2016	$14.51	$13.61	14,384

ON Foreign Portfolio	2007	$31.94	$37.02	35,997
	2008	$37.02	$17.79	29,833
	2009	$17.79	$25.63	17,948
	2010	$25.63	$30.28	17,173
	2011	$30.28	$24.65	15,388
	2012	$24.65	$29.83	13,879
	2013	$29.83	$37.58	11,964
	2014	$37.58	$33.82	12,734
	2015	$33.82	$36.53	5,929
	2016	$36.53	$33.32	4,535

Capital Appreciation Portfolio	2007	$31.59	$32.36	40,575
	2008	$32.36	$19.47	34,903
	2009	$19.47	$27.44	28,460
	2010	$27.44	$31.68	27,588
	2011	$31.68	$30.74	27,609
	2012	$30.74	$35.66	26,988
	2013	$35.66	$47.33	20,100
	2014	$47.33	$50.69	20,664
	2015	$50.69	$48.99	12,749
	2016	$48.99	$55.42	12,627

Aggressive Growth Portfolio	2007	$8.60	$10.99	41,723
	2008	$10.99	$6.11	30,967
	2009	$6.11	$8.59	26,216
	2010	$8.59	$9.32	26,777
	2011	$9.32	$8.71	28,577
	2012	$8.71	$10.56	29,403
	2013	$10.56	$13.70	24,324
	2014	$13.70	$14.81	25,587
	2015	$14.81	$16.10	15,489
	2016	$16.10	$16.43	13,005

Small Cap Growth Portfolio	2007	$14.60	$16.51	17,296
	2008	$16.51	$8.52	11,265
	2009	$8.52	$12.67	10,650
	2010	$12.67	$16.26	11,146
	2011	$16.26	$16.48	12,905
	2012	$16.48	$19.19	11,305
	2013	$19.19	$27.51	26,721
	2014	$27.51	$30.03	25,012

Form V-4827	26

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$30.03	$29.57	16,109
	2016	$29.57	$31.04	13,515

Mid Cap Opportunity Portfolio	2007	$24.69	$28.71	58,859
	2008	$28.71	$13.80	43,739
	2009	$13.80	$19.14	39,970
	2010	$19.14	$22.59	34,815
	2011	$22.59	$21.54	30,387
	2012	$21.54	$25.43	25,042
	2013	$25.43	$33.24	22,497
	2014	$33.24	$36.57	22,635
	2015	$36.57	$34.26	15,369
	2016	$34.26	$34.34	12,653

S&P 500® Index Portfolio	2007	$19.36	$20.07	156,345
	2008	$20.07	$12.42	134,333
	2009	$12.42	$15.41	108,949
	2010	$15.41	$17.41	89,855
	2011	$17.41	$17.48	91,203
	2012	$17.48	$19.90	70,260
	2013	$19.90	$25.87	66,364
	2014	$25.87	$28.87	59,638
	2015	$28.87	$28.75	42,602
	2016	$28.75	$31.62	41,492

ClearBridge Small Cap Portfolio	2007	$9.78	$10.73	23,809
	2008	$10.73	$6.74	26,307
	2009	$6.74	$8.99	25,237
	2010	$8.99	$12.10	21,638
	2011	$12.10	$11.65	21,907
	2012	$11.65	$13.08	21,361
	2013	$13.08	$16.81	21,506
	2014	$16.81	$16.99	17,205
	2015	$16.99	$16.35	8,466
	2016	$16.35	$20.66	8,620

High Income Bond Portfolio	2007	$14.53	$14.84	44,516
	2008	$14.84	$10.93	32,320
	2009	$10.93	$16.10	28,863
	2010	$16.10	$18.13	26,120
	2011	$18.13	$18.84	21,724
	2012	$18.84	$21.26	19,556
	2013	$21.26	$22.46	14,316
	2014	$22.46	$22.77	13,866
	2015	$22.77	$21.78	7,688
	2016	$21.78	$24.59	6,018

Strategic Value Portfolio	2007	$12.43	$11.19	20,682

Form V-4827	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$11.19	$7.92	24,040
	2009	$7.92	$8.72	23,888
	2010	$8.72	$9.63	25,453
	2011	$9.63	$10.84	24,493
	2012	$10.84	$11.46	14,364
	2013	$11.46	$13.68	21,021
	2014	$13.68	$15.18	16,312
	2015	$15.18	$15.61	8,274
	2016	$15.61	$17.08	10,032

Nasdaq-100® Index Portfolio	2007	$4.13	$4.84	54,018
	2008	$4.84	$2.77	50,816
	2009	$2.77	$4.20	48,297
	2010	$4.20	$4.94	42,761
	2011	$4.94	$5.03	40,133
	2012	$5.03	$5.86	37,163
	2013	$5.86	$7.86	39,658
	2014	$7.86	$9.21	27,859
	2015	$9.21	$9.91	25,998
	2016	$9.91	$10.44	30,991

Bristol Portfolio	2007	$13.93	$14.80	2,903
	2008	$14.80	$8.68	3,201
	2009	$8.68	$11.64	3,026
	2010	$11.64	$12.99	3,446
	2011	$12.99	$11.90	1,768
	2012	$11.90	$13.29	955
	2013	$13.29	$18.51	1,759
	2014	$18.51	$20.80	2,494
	2015	$20.80	$21.36	1,892
	2016	$21.36	$23.56	1,686

Bryton Growth Portfolio	2007	$11.47	$12.44	5,221
	2008	$12.44	$7.42	8,501
	2009	$7.42	$9.94	23,681
	2010	$9.94	$12.16	21,553
	2011	$12.16	$10.89	14,940
	2012	$10.89	$11.95	10,001
	2013	$11.95	$16.60	7,243
	2014	$16.60	$17.39	8,193
	2015	$17.39	$16.43	5,643
	2016	$16.43	$16.94	5,289

Balanced Portfolio	2007	$11.93	$13.22	1,013
	2008	$13.22	$9.53	1,725
	2009	$9.53	$11.75	3,100
	2010	$11.75	$12.49	4,883
	2011	$12.49	$12.61	6,657

Form V-4827	28

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$12.61	$14.09	11,711
	2013	$14.09	$16.03	15,423
	2014	$16.03	$16.76	29,804
	2015	$16.76	$16.78	26,043
	2016	$16.78	$17.32	11,099

S&P MidCap 400® Index Portfolio	2008	$10.00	$5.51	0
	2009	$5.51	$6.24	0
	2010	$6.24	$7.36	139
	2011	$7.36	$7.16	228
	2012	$7.16	$8.14	380
	2013	$8.14	$10.97	1,996
	2014	$10.97	$11.63	2,381
	2015	$11.63	$11.11	318
	2016	$11.11	$12.00	305

Bristol Growth Portfolio	2008	$10.00	$5.90	22
	2009	$5.90	$8.28	74
	2010	$8.28	$9.21	271
	2011	$9.21	$8.93	177
	2012	$8.93	$9.80	270
	2013	$9.80	$13.40	819
	2014	$13.40	$14.81	1,211
	2015	$14.81	$15.45	1,159
	2016	$15.45	$16.42	1,273

Risk Managed Balanced Portfolio	2014	$0.00	$10.73	0
	2015	$10.73	$10.45	120
	2016	$10.45	$10.70	1,242

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	116
	2013	$10.15	$11.21	9,024
	2014	$11.21	$11.53	11,353
	2015	$11.53	$11.23	10,218
	2016	$11.23	$11.45	338

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$10.00	$5.05	76
	2009	$5.05	$6.81	819
	2010	$6.81	$7.38	3,567
	2011	$7.38	$6.78	4,811
	2012	$6.78	$7.71	5,239
	2013	$7.71	$9.03	6,996
	2014	$9.03	$8.92	9,382
	2015	$8.92	$8.57	1,773

Form V-4827	29

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$8.57	$8.39	1,138

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	33,710
	2013	$10.28	$10.29	38,675
	2014	$10.29	$10.73	39,203
	2015	$10.73	$10.13	35,961
	2016	$10.13	$11.14	34,061

Calvert Variable Series, Inc.
Calvert VP S&P 500 Index Portfolio	2014	$11.71	$12.83	3,327
	2015	$12.83	$12.78	1,936
	2016	$12.78	$14.07	612

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2007	$14.24	$15.02	1,855
	2008	$15.02	$10.41	885
	2009	$10.41	$12.56	979
	2010	$12.56	$14.25	1,079
	2011	$14.25	$15.29	1,179
	2012	$15.29	$16.62	1,474
	2013	$16.62	$19.81	1,692
	2014	$19.81	$21.08	1,186
	2015	$21.08	$20.23	420
	2016	$20.23	$21.49	449

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2009	$10.00	$10.29	0
	2010	$10.29	$11.96	0
	2011	$11.96	$10.21	296
	2012	$10.21	$11.78	1,082
	2013	$11.78	$12.38	3,015
	2014	$12.38	$17.54	1,068
	2015	$17.54	$18.37	643
	2016	$18.37	$18.74	673

Federated Managed Volatility Fund II	2012	$10.00	$10.31	461
	2013	$10.31	$12.38	3,015
	2014	$12.38	$12.70	4,618
	2015	$12.70	$11.58	6,177
	2016	$11.58	$12.31	4,450

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.16	4
	2014	$10.16	$9.90	12
	2015	$9.90	$9.12	12
	2016	$9.12	$8.61	23

Form V-4827	30

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2007	$12.93	$14.96	164,046
	2008	$14.96	$8.46	155,665
	2009	$8.46	$11.31	136,276
	2010	$11.31	$13.05	141,918
	2011	$13.05	$12.51	132,641
	2012	$12.51	$14.34	110,954
	2013	$14.34	$18.53	92,641
	2014	$18.53	$20.41	93,064
	2015	$20.41	$20.22	50,897
	2016	$20.22	$21.50	44,278

Fidelity® VIP Mid Cap Portfolio	2007	$20.42	$23.23	96,115
	2008	$23.23	$13.84	77,773
	2009	$13.84	$19.09	74,559
	2010	$19.09	$24.22	69,695
	2011	$24.22	$21.30	56,047
	2012	$21.30	$24.08	51,954
	2013	$24.08	$32.28	48,691
	2014	$32.28	$33.77	50,278
	2015	$33.77	$32.78	26,155
	2016	$32.78	$36.20	21,744

Fidelity® VIP Growth Portfolio	2007	$6.86	$8.58	60,464
	2008	$8.58	$4.46	60,931
	2009	$4.46	$5.63	54,183
	2010	$5.63	$6.88	64,312
	2011	$6.88	$6.79	90,584
	2012	$6.79	$7.66	82,937
	2013	$7.66	$10.28	70,450
	2014	$10.28	$11.26	62,969
	2015	$11.26	$11.88	26,049
	2016	$11.88	$11.78	19,170

Fidelity® VIP Equity-Income Portfolio	2007	$15.08	$15.07	32,721
	2008	$15.07	$8.50	27,143
	2009	$8.50	$10.89	26,257
	2010	$10.89	$12.35	28,559
	2011	$12.35	$12.27	19,533
	2012	$12.27	$14.17	22,891
	2013	$14.17	$17.87	20,758
	2014	$17.87	$19.13	14,818
	2015	$19.13	$18.07	9,965
	2016	$18.07	$20.99	10,229

Fidelity® VIP Real Estate Portfolio	2009	$10.00	$10.60	0
	2010	$10.60	$13.61	642

Form V-4827	31

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$13.61	$14.47	1,577
	2012	$14.47	$16.89	2,797
	2013	$16.89	$16.93	7,875
	2014	$16.93	$21.68	9,568
	2015	$21.68	$22.14	5,553
	2016	$22.14	$23.04	4,027

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$10.29	0
	2014	$10.29	$10.74	127
	2015	$10.74	$10.46	129
	2016	$10.46	$10.84	225

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$12.70	$12.57	47,594

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2007	$12.10	$12.38	45,247
	2008	$12.38	$8.59	45,645
	2009	$8.59	$11.50	41,812
	2010	$11.50	$12.78	47,156
	2011	$12.78	$12.91	32,005
	2012	$12.91	$14.35	35,308
	2013	$14.35	$16.14	34,806
	2014	$16.14	$16.66	36,380
	2015	$16.66	$15.27	28,212
	2016	$15.27	$17.18	24,815

Franklin Flex Cap Growth VIP Fund (Class 2)	2007	$11.56	$13.04	403
	2008	$13.04	$8.32	1,146
	2009	$8.32	$10.92	1,381
	2010	$10.92	$12.52	4,023
	2011	$12.52	$11.76	6,641
	2012	$11.76	$12.68	7,960
	2013	$12.68	$17.20	11,769
	2014	$17.20	$18.01	13,712
	2015	$18.01	$18.54	2,329
	2016	$18.54	$17.77	2,497

Templeton Foreign VIP Fund (Class 2)	2007	$13.40	$15.27	18,299
	2008	$15.27	$8.98	15,266
	2009	$8.98	$12.14	40,989
	2010	$12.14	$12.99	38,850
	2011	$12.99	$11.45	28,785
	2012	$11.45	$13.36	23,842
	2013	$13.36	$16.21	19,122
	2014	$16.21	$14.21	20,708

Form V-4827	32

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$14.21	$13.11	11,352
	2016	$13.11	$13.87	12,576

Franklin Founding Funds Allocation VIP Fund (Class 4)	2009	$10.00	$10.18	0
	2010	$10.18	$11.07	0
	2011	$11.07	$10.74	451
	2012	$10.74	$12.21	712
	2013	$12.21	$14.90	1,980
	2014	$14.90	$15.10	4,427
	2015	$15.10	$13.97	1,165
	2016	$13.97	$15.57	274

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2007	$13.79	$13.81	27,134
	2008	$13.81	$8.92	24,160
	2009	$8.92	$10.41	53,317
	2010	$10.41	$11.42	54,236
	2011	$11.42	$10.48	36,557
	2012	$10.48	$12.31	35,836
	2013	$12.31	$16.19	29,691
	2014	$16.19	$18.04	31,555
	2015	$18.04	$17.01	17,920
	2016	$17.01	$18.73	17,489

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2007	$11.06	$10.73	7,302
	2008	$10.73	$6.67	6,198
	2009	$6.67	$7.97	5,709
	2010	$7.97	$8.88	4,405
	2011	$8.88	$9.12	5,099
	2012	$9.12	$10.29	5,116
	2013	$10.29	$13.97	6,076
	2014	$13.97	$16.04	5,397
	2015	$16.04	$15.79	1,712
	2016	$15.79	$17.25	1,738

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2007	$9.14	$9.93	13,315
	2008	$9.93	$5.71	11,820
	2009	$5.71	$8.32	11,920
	2010	$8.32	$9.09	10,113
	2011	$9.09	$8.73	11,637
	2012	$8.73	$10.33	13,551
	2013	$10.33	$13.50	12,577
	2014	$13.50	$15.14	7,575
	2015	$15.14	$15.44	3,351

Form V-4827	33

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$15.44	$15.54	3,285

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.22	112
	2013	$10.22	$11.45	257
	2014	$11.45	$11.75	415
	2015	$11.75	$10.92	260
	2016	$10.92	$11.24	279

Morningstar ETF Allocation Series (Class II)
Morningstar Conservative ETF Asset Allocation Portfolio	2008	$10.00	$9.34	473
	2009	$9.34	$9.97	7,931
	2010	$9.97	$10.47	3,315
	2011	$10.47	$10.65	7,279
	2012	$10.65	$11.06	5,233
	2013	$11.06	$11.19	4,163
	2014	$11.19	$11.35	12,081
	2015	$11.35	$11.06	6,036
	2016	$11.06	$11.42	13,101

Morningstar Income & Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531
	2009	$8.36	$9.35	8,505
	2010	$9.35	$10.04	3,312
	2011	$10.04	$10.02	4,858
	2012	$10.02	$10.66	7,052
	2013	$10.66	$11.29	9,245
	2014	$11.29	$11.51	20,565
	2015	$11.51	$11.17	9,355
	2016	$11.17	$11.72	8,573

Morningstar Balanced ETF Asset Allocation Portfolio	2008	$10.00	$7.44	11,647
	2009	$7.44	$8.77	25,024
	2010	$8.77	$9.66	23,953
	2011	$9.66	$9.45	21,411
	2012	$9.45	$10.33	27,895
	2013	$10.33	$11.40	34,284
	2014	$11.40	$11.75	39,909
	2015	$11.75	$11.34	40,153
	2016	$11.34	$12.14	38,677

Morningstar Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.66	775
	2009	$6.66	$8.19	17,996
	2010	$8.19	$9.20	7,680
	2011	$9.20	$8.74	13,924
	2012	$8.74	$9.74	13,980

Form V-4827	34

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.74	$11.20	15,938
	2014	$11.20	$11.55	26,325
	2015	$11.55	$11.11	17,984
	2016	$11.11	$12.03	19,582

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.14	323
	2009	$6.14	$7.71	2,502
	2010	$7.71	$8.76	3,305
	2011	$8.76	$8.21	10,482
	2012	$8.21	$9.25	15,819
	2013	$9.25	$10.78	15,317
	2014	$10.78	$11.11	10,130
	2015	$11.11	$10.65	6,929
	2016	$10.65	$11.69	8,855

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	2009	$10.00	$9.82	0
	2010	$9.82	$10.53	20,990
	2011	$10.53	$9.64	18,733
	2012	$9.64	$11.34	22,638
	2013	$11.34	$14.00	16,086
	2014	$14.00	$13.08	14,568
	2015	$13.08	$11.83	12,660
	2016	$11.83	$11.37	8,749

Ivy VIP Natural Resources	2009	$10.00	$10.11	0
	2010	$10.11	$11.68	1,079
	2011	$11.68	$9.05	8,504
	2012	$9.05	$9.10	5,965
	2013	$9.10	$9.68	3,830
	2014	$9.68	$8.30	2,355
	2015	$8.30	$6.36	311
	2016	$6.36	$7.77	382

Ivy VIP Science and Technology	2009	$10.00	$10.50	0
	2010	$10.50	$11.68	4,945
	2011	$11.68	$10.86	4,530
	2012	$10.86	$13.69	4,827
	2013	$13.69	$21.13	8,989
	2014	$21.13	$21.45	11,850
	2015	$21.45	$20.56	3,878
	2016	$20.56	$20.60	1,282

Janus Investment Fund (Class S)
Research Fund	2007	$8.09	$9.08	87,937
	2008	$9.08	$5.41	67,061
	2009	$5.41	$7.32	42,224

Form V-4827	35

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$7.32	$8.02	39,796
	2011	$8.02	$7.43	33,102
	2012	$7.43	$8.60	31,000
	2013	$8.60	$10.98	29,020
	2014	$10.98	$12.19	22,938
	2015	$12.19	$12.63	4,465
	2016	$12.63	$12.49	2,834

Overseas Fund	2007	$24.84	$30.92	49,647
	2008	$30.92	$15.55	45,111
	2009	$15.55	$26.05	17,308
	2010	$26.05	$30.58	15,192
	2011	$30.58	$20.24	12,196
	2012	$20.24	$22.39	6,966
	2013	$22.39	$24.70	4,525
	2014	$24.70	$20.98	4,186
	2015	$20.98	$18.87	3,556
	2016	$18.87	$17.28	3,225

Global Research Fund	2007	$9.57	$10.28	48,042
	2008	$10.28	$5.61	39,451
	2009	$5.61	$8.20	21,605
	2010	$8.20	$9.45	19,537
	2011	$9.45	$8.02	16,700
	2012	$8.02	$9.46	13,509
	2013	$9.46	$11.87	9,839
	2014	$11.87	$12.53	8,492
	2015	$12.53	$12.05	3,058
	2016	$12.05	$12.08	2,785

Balanced Fund	2007	$12.81	$13.89	97,075
	2008	$13.89	$11.67	77,570
	2009	$11.67	$14.18	44,290
	2010	$14.18	$15.04	35,294
	2011	$15.04	$15.00	25,544
	2012	$15.00	$16.67	19,412
	2013	$16.67	$19.62	16,328
	2014	$19.62	$20.93	11,579
	2015	$20.93	$20.70	5,247
	2016	$20.70	$21.28	4,918

Janus Aspen Series (Service Shares)
Research Portfolio	2009	$10.00	$12.87	1,324
	2010	$12.87	$14.51	2,124
	2011	$14.51	$13.52	2,396
	2012	$13.52	$15.78	2,766
	2013	$15.78	$20.24	2,818
	2014	$20.24	$22.51	3,248

Form V-4827	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$22.51	$23.34	2,285
	2016	$23.34	$23.09	1,345

Overseas Portfolio	2009	$10.00	$14.27	37,480
	2010	$14.27	$17.60	44,304
	2011	$17.60	$11.75	38,227
	2012	$11.75	$13.12	25,522
	2013	$13.12	$14.80	24,707
	2014	$14.80	$12.83	24,312
	2015	$12.83	$11.55	19,254
	2016	$11.55	$10.63	20,779

Global Research Portfolio	2009	$10.00	$13.36	5,411
	2010	$13.36	$15.23	3,916
	2011	$15.23	$12.92	5,009
	2012	$12.92	$15.28	5,006
	2013	$15.28	$19.31	6,804
	2014	$19.31	$20.42	6,954
	2015	$20.42	$19.64	2,265
	2016	$19.64	$19.73	979

Balanced Portfolio	2009	$10.00	$12.02	17,774
	2010	$12.02	$12.82	20,166
	2011	$12.82	$12.82	21,428
	2012	$12.82	$14.34	25,128
	2013	$14.34	$16.95	24,670
	2014	$16.95	$18.10	24,245
	2015	$18.10	$17.94	22,069
	2016	$17.94	$18.46	20,503

Janus Aspen INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.95	0
	2013	$9.95	$12.26	2,695
	2014	$12.26	$14.24	4,224
	2015	$14.24	$14.62	4,741
	2016	$14.62	$15.83	6,682

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Small Cap Core Portfolio	2007	$16.85	$15.68	12,477
	2008	$15.68	$10.52	13,511
	2009	$10.52	$12.72	11,652
	2010	$12.72	$15.96	11,181
	2011	$15.96	$15.00	10,090
	2012	$15.00	$17.71	11,155
	2013	$17.71	$24.87	11,116
	2014	$24.87	$26.89	11,982
	2015	$26.89	$25.13	4,900

Form V-4827	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$25.13	$29.81	4,532

JPMorgan Insurance Trust Mid Cap Value Portfolio	2007	$20.68	$20.91	24,387
	2008	$20.91	$13.78	21,965
	2009	$13.78	$17.21	23,710
	2010	$17.21	$20.97	21,253
	2011	$20.97	$21.14	19,147
	2012	$21.14	$25.10	18,428
	2013	$25.10	$32.77	16,202
	2014	$32.77	$37.22	16,297
	2015	$37.22	$35.75	9,338
	2016	$35.75	$40.45	8,682

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2007	$21.57	$19.75	38,395
	2008	$19.75	$12.38	29,625
	2009	$12.38	$18.65	30,778
	2010	$18.65	$22.77	30,845
	2011	$22.77	$20.43	24,549
	2012	$20.43	$22.21	18,888
	2013	$22.21	$29.65	16,918
	2014	$29.65	$32.48	17,548
	2015	$32.48	$31.28	12,269
	2016	$31.28	$35.74	11,765

Lazard Retirement Emerging Markets Equity Portfolio	2007	$27.98	$36.80	48,511
	2008	$36.80	$18.62	44,234
	2009	$18.62	$31.20	32,506
	2010	$31.20	$37.77	29,791
	2011	$37.77	$30.56	24,462
	2012	$30.56	$36.80	19,809
	2013	$36.80	$35.86	17,561
	2014	$35.86	$33.74	18,247
	2015	$33.74	$26.61	9,557
	2016	$26.61	$31.71	8,896

Lazard Retirement International Equity Portfolio	2007	$13.82	$15.10	2,813
	2008	$15.10	$9.39	2,224
	2009	$9.39	$11.25	4,931
	2010	$11.25	$11.84	4,150
	2011	$11.84	$10.84	12,016
	2012	$10.84	$12.95	13,705
	2013	$12.95	$15.43	16,726
	2014	$15.43	$14.58	17,691

Form V-4827	38

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$14.58	$14.64	11,099
	2016	$14.64	$13.82	10,636

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$12.28	$12.00	935
	2008	$12.00	$7.66	2,375
	2009	$7.66	$9.59	2,436
	2010	$9.59	$10.67	2,521
	2011	$10.67	$10.74	2,871
	2012	$10.74	$12.08	2,008
	2013	$12.08	$15.26	1,863
	2014	$15.26	$17.28	2,111
	2015	$17.28	$16.12	64
	2016	$16.12	$17.40	90

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	227
	2013	$10.48	$12.36	780
	2014	$12.36	$12.52	1,330
	2015	$12.52	$12.30	1,273
	2016	$12.30	$12.54	1,493

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2009	$6.42	$7.78	0
	2010	$7.78	$8.62	0
	2011	$8.62	$9.18	0
	2012	$9.18	$10.34	420
	2013	$10.34	$12.85	5,793
	2014	$12.85	$14.41	946
	2015	$14.41	$13.61	1,027
	2016	$13.61	$15.44	6,536

ClearBridge Variable Large Cap Value Portfolio	2007	$12.84	$13.16	1,957
	2008	$13.16	$8.36	1,653
	2009	$8.36	$10.27	2,870
	2010	$10.27	$11.09	3,884
	2011	$11.09	$11.49	4,656
	2012	$11.49	$13.20	366
	2013	$13.20	$17.25	506
	2014	$17.25	$19.01	2,276
	2015	$19.01	$18.22	937
	2016	$18.22	$20.31	4,135

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.15	222
	2013	$10.15	$11.86	9,472
	2014	$11.86	$12.48	11,992

Form V-4827	39

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$12.48	$11.67	13,104
	2016	$11.67	$11.49	3,845

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2007	$9.65	$10.43	10,895
	2008	$10.43	$4.98	11,759
	2009	$4.98	$6.94	10,228
	2010	$6.94	$8.85	12,291
	2011	$8.85	$8.19	13,214
	2012	$8.19	$9.41	14,498
	2013	$9.41	$12.74	13,852
	2014	$12.74	$13.65	14,066
	2015	$13.65	$14.06	8,699
	2016	$14.06	$14.52	8,919

MFS® New Discovery Series	2007	$12.39	$12.49	7,978
	2008	$12.49	$7.45	4,957
	2009	$7.45	$11.98	6,030
	2010	$11.98	$16.07	5,728
	2011	$16.07	$14.19	5,400
	2012	$14.19	$16.93	5,959
	2013	$16.93	$23.59	11,746
	2014	$23.59	$21.53	11,885
	2015	$21.53	$20.79	4,433
	2016	$20.79	$22.31	3,053

MFS® Total Return Series	2007	$13.39	$13.73	54,670
	2008	$13.73	$10.52	42,280
	2009	$10.52	$12.22	39,946
	2010	$12.22	$13.22	41,851
	2011	$13.22	$13.25	29,676
	2012	$13.25	$14.50	26,412
	2013	$14.50	$16.99	21,036
	2014	$16.99	$18.15	22,465
	2015	$18.15	$17.80	17,381
	2016	$17.80	$19.11	18,009

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.74	1,511
	2016	$9.74	$10.17	1,629

Morgan Stanley Variable Insurance Fund, Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio (Class I)	2007	$39.42	$32.26	25,998
	2008	$32.26	$19.76	26,438

Form V-4827	40

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$19.76	$25.03	17,574
	2010	$25.03	$32.10	14,897
	2011	$32.10	$33.54	13,443
	2012	$33.54	$38.34	12,301
	2013	$38.34	$38.60	10,690
	2014	$38.60	$49.41	10,292
	2015	$49.41	$49.81	6,166
	2016	$49.81	$52.49	5,671

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	2007	$10.91	$11.35	2,509
	2008	$11.35	$10.05	4,714
	2009	$10.05	$10.88	3,158
	2010	$10.88	$11.50	4,358
	2011	$11.50	$11.98	5,160
	2012	$11.98	$12.94	10,250
	2013	$12.94	$12.73	5,127
	2014	$12.73	$13.54	5,223
	2015	$13.54	$13.28	3,353
	2016	$13.28	$13.90	2,919

Morgan Stanley VIF Growth Portfolio (Class II)	2008	$10.00	$5.11	71
	2009	$5.11	$8.33	443
	2010	$8.33	$10.08	2,893
	2011	$10.08	$9.65	4,028
	2012	$9.65	$10.85	4,920
	2013	$10.85	$15.82	5,662
	2014	$15.82	$16.56	6,779
	2015	$16.56	$18.30	1,294
	2016	$18.30	$17.70	1,827

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.00	$5.43	133
	2009	$5.43	$7.83	1,141
	2010	$7.83	$9.73	1,807
	2011	$9.73	$8.96	2,374
	2012	$8.96	$10.19	2,826
	2013	$10.19	$13.75	2,882
	2014	$13.75	$15.41	2,779
	2015	$15.41	$13.91	2,623
	2016	$13.91	$15.91	449

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.20	3,110
	2013	$10.20	$10.86	12,814
	2014	$10.86	$11.04	14,331
	2015	$11.04	$10.40	12,428

Form V-4827	41

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$10.40	$10.90	1,658

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	3,145
	2013	$10.19	$11.30	13,326
	2014	$11.30	$11.46	30,237
	2015	$11.46	$10.59	33,155
	2016	$10.59	$11.11	11,851

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.16	23,113
	2013	$10.16	$11.62	25,571
	2014	$11.62	$11.62	26,861
	2015	$11.62	$10.41	27,079
	2016	$10.41	$10.85	11,710

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2007	$11.99	$13.09	65,956
	2008	$13.09	$12.00	57,163
	2009	$12.00	$14.02	64,201
	2010	$14.02	$14.96	67,352
	2011	$14.96	$16.48	59,884
	2012	$16.48	$17.68	48,249
	2013	$17.68	$15.84	33,303
	2014	$15.84	$16.11	31,041
	2015	$16.11	$15.47	22,914
	2016	$15.47	$16.05	21,435

PIMCO Total Return Portfolio	2007	$11.41	$12.25	38,871
	2008	$12.25	$12.67	38,149
	2009	$12.67	$14.25	59,337
	2010	$14.25	$15.20	72,533
	2011	$15.20	$15.54	67,872
	2012	$15.54	$16.81	68,607
	2013	$16.81	$16.26	55,790
	2014	$16.26	$16.73	55,655
	2015	$16.73	$16.58	44,902
	2016	$16.58	$16.80	44,268

PIMCO Global Bond Portfolio (Unhedged)	2007	$12.25	$13.26	14,121
	2008	$13.26	$12.98	28,902
	2009	$12.98	$14.96	36,495
	2010	$14.96	$16.48	48,259
	2011	$16.48	$17.49	36,486
	2012	$17.49	$18.46	35,731
	2013	$18.46	$16.67	29,940
	2014	$16.67	$16.82	28,371
	2015	$16.82	$15.93	9,905

Form V-4827	42

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$15.93	$16.35	8,322

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$9.96	0
	2010	$9.96	$12.24	265
	2011	$12.24	$11.16	407
	2012	$11.16	$11.61	1,077
	2013	$11.61	$9.77	2,218
	2014	$9.77	$7.86	3,492
	2015	$7.86	$5.76	2,719
	2016	$5.76	$6.55	3,058

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	358
	2013	$10.02	$11.01	2,245
	2014	$11.01	$11.51	3,185
	2015	$11.51	$10.72	4,558
	2016	$10.72	$11.40	3,781

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.93	129
	2015	$9.93	$9.90	300
	2016	$9.90	$10.00	10

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2007	$13.08	$14.40	2,512
	2008	$14.40	$8.87	2,992
	2009	$8.87	$12.48	2,877
	2010	$12.48	$13.72	3,109
	2011	$13.72	$13.53	2,633
	2012	$13.53	$15.44	2,960
	2013	$15.44	$20.89	2,933
	2014	$20.89	$22.59	3,596
	2015	$22.59	$24.75	2,145
	2016	$24.75	$24.10	1,220

Jennison 20/20 Focus Portfolio	2007	$16.82	$18.27	21,812
	2008	$18.27	$10.93	29,464
	2009	$10.93	$16.97	29,218
	2010	$16.97	$17.98	34,692
	2011	$17.98	$16.94	25,056
	2012	$16.94	$18.48	25,645
	2013	$18.48	$23.59	20,879
	2014	$23.59	$24.84	22,421
	2015	$24.84	$25.94	16,068
	2016	$25.94	$25.91	14,508

Royce Capital Fund (Investment Class Shares)

Form V-4827	43

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Royce Small-Cap Portfolio	2007	$21.02	$20.30	53,523
	2008	$20.30	$14.58	52,198
	2009	$14.58	$19.45	51,043
	2010	$19.45	$23.13	49,738
	2011	$23.13	$22.08	39,437
	2012	$22.08	$24.50	28,316
	2013	$24.50	$32.58	23,145
	2014	$32.58	$33.19	23,954
	2015	$33.19	$28.88	15,208
	2016	$28.88	$34.47	13,865

Royce Micro-Cap Portfolio	2007	$21.70	$22.26	22,078
	2008	$22.26	$12.46	23,912
	2009	$12.46	$19.43	22,688
	2010	$19.43	$24.92	17,214
	2011	$24.92	$21.61	19,884
	2012	$21.61	$22.94	18,943
	2013	$22.94	$27.39	12,481
	2014	$27.39	$26.06	12,605
	2015	$26.06	$22.51	7,462
	2016	$22.51	$26.59	6,126

Wells Fargo Variable Trust
Wells Fargo VT Discovery Fund	2007	$8.70	$10.50	10,237
	2008	$10.50	$5.76	5,706
	2009	$5.76	$7.98	3,462
	2010	$7.98	$10.67	3,462
	2011	$10.67	$10.57	3,311
	2012	$10.57	$12.28	3,311
	2013	$12.28	$17.42	3,311
	2014	$17.42	$17.25	3,311
	2015	$17.25	$16.77	2,424
	2016	$16.77	$17.81	2,424

Wells Fargo VT Opportunity Fund	2007	$14.96	$15.74	2,297
	2008	$15.74	$9.30	1,321
	2009	$9.30	$13.56	1,105
	2010	$13.56	$16.55	1,021
	2011	$16.55	$15.43	1,010
	2012	$15.43	$17.59	1,009
	2013	$17.59	$22.68	1,009
	2014	$22.68	$24.71	1,008
	2015	$24.71	$23.63	0
	2016	$23.63	$26.16	0

Form V-4827	44

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

Form V-4827	45

Ohio National Variable Account D

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

Group Retirement Advantage VA

Statement of Additional Information

May 1, 2017

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D flexible purchase payment individual variable annuity contracts dated May 1, 2017. To get a free copy of the prospectus for VAD, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.8 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAD’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account D as of December 31, 2016 and for each of the periods in the two-year period ended December 31, 2016, and the related financial highlights for each of the periods in the five-year period ended December 31, 2016, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2016 and 2015 and for each of the years in the three-year period ended December 31, 2016 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2016	$15,125	$None
2015	$51,125	$None
2014	$62,174	$None

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter. In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

2

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount	20,274	$492,343	$731,705	$731,705
Bond Subaccount	32,870	476,643	543,673	543,673
Omni Subaccount	12,878	222,909	346,796	346,796
International Subaccount	16,469	189,244	195,813	195,813
Capital Appreciation Subaccount	18,562	386,747	699,805	699,805
International Small-Mid Company Subaccount	5,452	124,329	151,118	151,118
Aggressive Growth Subaccount	13,690	128,094	213,702	213,702
Small Cap Growth Subaccount	15,766	310,216	419,539	419,539
Mid Cap Opportunity Subaccount	14,306	274,386	434,469	434,469
S&P 500® Index Subaccount	53,940	949,994	1,311,812	1,311,812
Strategic Value Subaccount	10,985	147,726	171,363	171,363
High Income Bond Subaccount	8,175	114,044	147,975	147,975
ClearBridge Small Cap Subaccount	3,477	99,176	178,081	178,081
Nasdaq-100® Index Subaccount	25,691	225,235	323,456	323,456
Bristol Subaccount	1,654	29,636	39,728	39,728
Bryton Growth Subaccount	4,374	67,670	89,615	89,615
Balanced Subaccount	9,678	169,261	192,205	192,205
S&P MidCap 400® Index Subaccount (a)	242	3,288	3,658	3,658
Bristol Growth Subaccount	1,121	16,348	20,914	20,914
Risk Managed Balanced Subaccount	1,201	13,282	13,284	13,284
Janus Investment Fund - Class S:
Janus Subaccount	1,060	27,200	35,383	35,383
Global Research Subaccount	531	18,499	33,649	33,649
Balanced Subaccount	3,582	82,904	104,653	104,653
Overseas Subaccount	2,201	75,860	55,751	55,751
Wells Fargo Variable Trust:
Discovery Subaccount	1,667	30,720	43,186	43,186
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount	32,242	345,804	327,576	327,576
U.S. Equity Insights Institutional Shares Subaccount	1,699	24,283	29,991	29,991
Strategic Growth Institutional Shares Subaccount	3,224	44,173	51,035	51,035
Global Trends Allocation Service Shares Subaccount	277	3,022	3,132	3,132
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	13,917	240,785	297,674	297,674
Core Plus Fixed Income Class I Subaccount	3,802	39,518	40,571	40,571
Growth Class II Subaccount	1,367	35,670	32,347	32,347

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	15,030	$295,657	$282,118	$282,118
U.S. Small-Mid Cap Equity Subaccount	51,971	475,192	420,444	420,444
U.S. Strategic Equity Subaccount	136	1,573	1,570	1,570
International Equity Subaccount	12,708	146,976	147,034	147,034
Global Dynamic Multi Asset Subaccount	1,583	18,718	18,715	18,715
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	598,337	598,337	598,337	598,337
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	23,827	734,545	787,017	787,017
VIP Contrafund® Subaccount	29,331	815,646	951,777	951,777
VIP Growth Subaccount	3,866	186,984	225,908	225,908
VIP Equity-Income Subaccount	10,005	214,177	214,711	214,711
VIP Real Estate Subaccount	4,658	87,913	92,779	92,779
VIP Target Volatility Subaccount	217	2,423	2,434	2,434
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	4,538	71,329	68,122	68,122
Mid Cap Growth Subaccount	17,125	120,614	129,467	129,467
Total Return Subaccount	15,089	310,372	344,191	344,191
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	6,008	98,076	135,110	135,110
Mid Cap Value Subaccount	31,985	282,765	351,200	351,200
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	28,045	370,185	344,116	344,116
Total Return Subaccount	69,901	776,594	743,747	743,747
Global Bond Subaccount	11,792	151,491	136,085	136,085
CommodityRealReturn® Strategy Subaccount	2,545	27,918	20,029	20,029
Global Diversified Allocation Subaccount	4,463	45,181	43,116	43,116
Short-Term Subaccount	10	98	98	98
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	70	7,993	8,615	8,615
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	237	9,813	9,638	9,638
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	56,825	565,961	477,897	477,897
Micro-Cap Subaccount	14,660	158,994	162,868	162,868

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	674	$20,399	$29,402	$29,402
Jennison 20/20 Focus Subaccount	16,325	265,433	375,960	375,960
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	5,938	99,489	100,895	100,895
ClearBridge Variable Large Cap Value Subaccount	4,311	86,171	83,984	83,984
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	3,758	45,095	44,189	44,189
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount	12,814	183,254	174,403	174,403
Franklin Flex Cap Growth VIP Class 2 Subaccount	7,532	66,550	44,361	44,361
Franklin Income VIP Class 2 Subaccount	27,727	413,093	426,444	426,444
Franklin Founding Funds Allocation VIP Class 4 Subaccount	591	4,363	4,263	4,263
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	294	9,571	9,551	9,551
Invesco V.I. Balanced-Risk Allocation Subaccount	33,822	398,886	379,481	379,481
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	372	6,440	7,148	7,148
ALPS Variable Investors Trust - Class II:
Morningstar Conservative ETF Asset Allocation Subaccount (b)	13,978	156,043	149,565	149,565
Morningstar Income & Growth ETF Asset Allocation Subaccount (b)	9,586	105,877	100,460	100,460
Morningstar Balanced ETF Asset Allocation Subaccount (b)	43,148	468,062	469,453	469,453
Morningstar Growth ETF Asset Allocation Subaccount (b)	21,629	230,886	235,543	235,543
Morningstar Aggressive Growth ETF Asset Allocation Subaccount (b)	8,954	98,912	103,505	103,505
Janus Aspen Series - Service Shares:
Janus Subaccount	1,097	30,004	31,053	31,053
Global Research Subaccount	485	16,682	19,324	19,324
Balanced Subaccount	11,869	354,115	378,508	378,508
Overseas Subaccount	9,253	325,304	220,863	220,863
INTECH U.S. Low Volatility Subaccount	6,912	97,842	105,757	105,757
Ivy Variable Insurance Portfolios (c):
VIP Asset Strategy Subaccount	12,370	122,741	99,506	99,506
VIP Global Natural Resources Subaccount	659	3,407	2,967	2,967
VIP Science and Technology Subaccount	1,182	26,577	26,407	26,407
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	786	12,749	12,607	12,607
Managed Volatility Fund II Subaccount	5,753	57,170	54,765	54,765
Managed Tail Risk Fund II Service Shares Subaccount	42	233	200	200

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	1,615	$17,576	$18,084	$18,084
TOPS® Managed Risk Moderate Growth ETF Subaccount	11,650	133,705	131,640	131,640
TOPS® Managed Risk Growth ETF Subaccount	11,684	122,229	127,002	127,002
AB Variable Product Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	335	3,793	3,868	3,868
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	1,089	18,627	16,560	16,560

Totals	1,639,570	$15,985,812	$17,988,520	$17,988,520

(a)	Name change was effective December 16, 2016:

S&P MidCap 400® Index Subaccount formerly known as Target VIP Subaccount

(b)	Name change was effective May 1, 2016:

Morningstar Asset ETF Allocation Subaccounts formerly known as Ibbotson Asset ETF Allocation Subaccounts

(c)	Name change was effective September 30, 2016:

Ivy Variable Insurance Portfolios formerly known as Ivy Funds Variable Insurance Portfolios

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
		Money					International
		Market				Capital	Small-Mid
	Equity	Subaccount	Bond	Omni	International	Appreciation	Company
	Subaccount	(note 4)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(9,550)	(3,587)	(7,253)	(4,849)	(2,822)	(8,309)	(2,302)

Net investment activity	(9,550)	(3,587)	(7,253)	(4,849)	(2,822)	(8,309)	(2,302)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	55,986	0	8,482	35,126	2,865	23,963	14,878
Unrealized gain (loss)	29,622	0	31,539	915	(14,324)	63,536	(29,021)

Net gain (loss) on investments	85,608	0	40,021	36,041	(11,459)	87,499	(14,143)

Net increase (decrease) in contract owners’ equity from operations	$76,058	$(3,587)	$32,768	$31,192	$(14,281)	$79,190	$(16,445)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
						High
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	Income	ClearBridge
	Growth	Growth	Opportunity	500® Index	Value	Bond	Small Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(3,329)	(5,588)	(6,265)	(15,914)	(2,289)	(1,892)	(2,047)

Net investment activity	(3,329)	(5,588)	(6,265)	(15,914)	(2,289)	(1,892)	(2,047)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	26,454	20,425	49,293	67,242	12,227	8,952	5,340
Unrealized gain (loss)	(17,637)	2,363	(42,374)	60,886	3,760	9,635	34,876

Net gain (loss) on investments	8,817	22,788	6,919	128,128	15,987	18,587	40,216

Net increase (decrease) in contract owners’ equity from operations	$5,488	$17,200	$654	$112,214	$13,698	$16,695	$38,169

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
							Risk
	Nasdaq-100®		Bryton		S&P MidCap	Bristol	Managed
	Index	Bristol	Growth	Balanced	400® Index	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(3,471)	(542)	(1,171)	(5,360)	(46)	(257)	(27)

Net investment activity	(3,471)	(542)	(1,171)	(5,360)	(46)	(257)	(27)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36,689	4,726	2,908	29,913	(11)	79	(30)
Unrealized gain (loss)	(19,786)	115	1,565	(13,409)	306	1,404	4

Net gain (loss) on investments	16,903	4,841	4,473	16,504	295	1,483	(26)

Net increase (decrease) in contract owners’ equity from operations	$13,432	$4,299	$3,302	$11,144	$249	$1,226	$(53)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Janus Investment Fund - Class S				Wells Fargo Variable Trust
		Global
	Janus	Research	Balanced	Overseas	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$149	$1,953	$487	$0
Risk and administrative expense (note 2)	(495)	(468)	(1,399)	(796)	(541)

Net investment activity	(495)	(319)	554	(309)	(541)

Reinvested capital gains	1,736	0	1,230	0	3,023

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,769	1,954	1,641	(2,177)	148
Unrealized gain (loss)	(7,547)	(1,474)	(595)	(3,004)	(104)

Net gain (loss) on investments	(3,778)	480	1,046	(5,181)	44

Net increase (decrease) in contract owners’ equity from operations	$(2,537)	$161	$2,830	$(5,490)	$2,526

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

					The Universal Institutional Funds, Inc.
	Goldman Sachs Variable Insurance Trust				(Morgan Stanley UIF)
				Global
	Large Cap	U.S. Equity	Strategic	Trends		Core Plus
	Value	Insights	Growth	Allocation	U.S. Real	Fixed
	Institutional	Institutional	Institutional	Service	Estate	Income	Growth
	Shares	Shares	Shares	Shares	Class I	Class I	Class II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$6,746	$377	$316	$9	$4,085	$867	$0
Risk and administrative expense (note 2)	(4,065)	(387)	(702)	(65)	(4,103)	(604)	(369)

Net investment activity	2,681	(10)	(386)	(56)	(18)	263	(369)

Reinvested capital gains	3,239	1,017	5	0	0	0	4,626

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,047)	735	842	20	18,216	134	(146)
Unrealized gain (loss)	29,537	985	(54)	228	(1,743)	1,620	(4,826)

Net gain (loss) on investments	24,490	1,720	788	248	16,473	1,754	(4,972)

Net increase (decrease) in contract owners’ equity from operations	$30,410	$2,727	$407	$192	$16,455	$2,017	$(715)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

						Fidelity® Variable
						Insurance
						Products Fund -
	Lazard Retirement Series, Inc. - Service Shares					Service Class
	Emerging	U.S.	U.S.		Global	VIP Government
	Markets	Small-Mid	Strategic	International	Dynamic	Money Market
	Equity	Cap Equity	Equity	Equity	Multi Asset	Subaccount
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	(note 4)
	2016	2016	2016	2016	2016	2016 (a)
Investment activity:
Reinvested dividends	$2,839	$0	$1	$1,963	$47	$1,059
Risk and administrative expense (note 2)	(3,670)	(4,884)	(17)	(2,041)	(233)	(13,379)

Net investment activity	(831)	(4,884)	(16)	(78)	(186)	(12,320)

Reinvested capital gains	0	20,346	14	299	62	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,861)	(12,622)	(2)	3,089	87	37
Unrealized gain (loss)	54,810	47,513	111	(11,873)	411	0

Net gain (loss) on investments	49,949	34,891	109	(8,784)	498	37

Net increase (decrease) in contract owners’ equity from operations	$49,118	$50,353	$107	$(8,563)	$374	$(12,283)

(a)	Period from February 26, 2016 date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
				VIP	VIP	VIP
	VIP	VIP	VIP	Equity-	Real	Target
	Mid Cap	Contrafund®	Growth	Income	Estate	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$2,354	$5,712	$0	$4,320	$1,202	$28
Risk and administrative expense (note 2)	(10,181)	(12,766)	(3,795)	(2,312)	(1,666)	(61)

Net investment activity	(7,827)	(7,054)	(3,795)	2,008	(464)	(33)

Reinvested capital gains	50,424	81,665	29,120	11,588	1,115	12

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,642)	29,621	26,775	(2,820)	8,061	188
Unrealized gain (loss)	34,805	(45,971)	(53,369)	14,436	(3,626)	76

Net gain (loss) on investments	29,163	(16,350)	(26,594)	11,616	4,435	264

Net increase (decrease) in contract owners’ equity from operations	$71,760	$58,261	$(1,269)	$25,212	$5,086	$243

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

				J.P. Morgan Insurance
	MFS® Variable Insurance Trust - Service Class			Trust - Class I
	New	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth	Return	Cap Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$8,861	$669	$3,100
Risk and administrative expense (note 2)	(1,065)	(1,648)	(4,379)	(1,619)	(4,609)

Net investment activity	(1,065)	(1,648)	4,482	(950)	(1,509)

Reinvested capital gains	3,079	10,271	10,939	10,450	18,557

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,564)	779	868	5,036	33,927
Unrealized gain (loss)	6,382	(5,341)	7,002	7,489	(8,068)

Net gain (loss) on investments	3,818	(4,562)	7,870	12,525	25,859

Net increase (decrease) in contract owners’ equity from operations	$5,832	$4,061	$23,291	$22,025	$42,907

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	PIMCO Variable Insurance Trust - Administrative Shares
				Commodity	Global
	Real	Total	Global	RealReturn®	Diversified
	Return	Return	Bond	Strategy	Allocation	Short-Term
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$8,241	$15,605	$2,302	$206	$693	$33
Risk and administrative expense (note 2)	(4,811)	(10,065)	(2,033)	(244)	(568)	(29)

Net investment activity	3,430	5,540	269	(38)	125	4

Reinvested capital gains	0	0	0	0	88	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,022)	(3,644)	(3,630)	(410)	(2,220)	(2)
Unrealized gain (loss)	14,874	7,541	8,588	2,742	4,897	10

Net gain (loss) on investments	9,852	3,897	4,958	2,332	2,677	8

Net increase (decrease) in contract owners’ equity from operations	$13,282	$9,437	$5,227	$2,294	$2,890	$12

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

		Dreyfus Variable
	Calvert Variable	Investment Fund -	Royce Capital Fund-
	Products, Inc.	Service Shares	Investment Class
	VP S&P
	500 Index
	Subaccount	Appreciation	Small-Cap	Micro-Cap
	(note 4)	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$102	$126	$7,765	$1,042
Risk and administrative expense (note 2)	(267)	(120)	(5,900)	(1,972)

Net investment activity	(165)	6	1,865	(930)

Reinvested capital gains	78	1,257	76,759	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	852	11	(16,967)	(6,934)
Unrealized gain (loss)	915	(737)	18,389	32,542

Net gain (loss) on investments	1,767	(726)	1,422	25,608

Net increase (decrease) in contract owners’ equity from operations	$1,680	$537	$80,046	$24,678

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	The Prudential Series		Legg Mason Partners Variable
	Fund, Inc. - Class II		Equity Trust - Class I
	Jennison Subaccount	Jennison 20/20 Focus Subaccount	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi - Strategy VIT Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$1,385	$1,198	$524
Risk and administrative expense (note 2)	(535)	(5,174)	(513)	(391)	(715)

Net investment activity	(535)	(5,174)	872	807	(191)

Reinvested capital gains	0	0	0	1,657	801

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,242	19,698	1,693	1,021	(2,972)
Unrealized gain (loss)	(9,944)	(16,761)	861	(442)	(2,254)

Net gain (loss) on investments	(702)	2,937	2,554	579	(5,226)

Net increase (decrease) in contract owners’ equity from operations	$(1,237)	$(2,237)	$3,426	$3,043	$(4,616)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

					AIM Variable Insurance
					Funds - Series II
	Franklin Templeton Variable Insurance				(Invesco Variable
	Products Trust				Insurance Funds)
	Templeton Foreign VIP Class 2 Subaccount	Franklin Flex Cap Growth VIP Class 2 Subaccount	Franklin Income VIP Class 2 Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$3,220	$0	$20,984	$126	$105	$801
Risk and administrative expense (note 2)	(2,193)	(578)	(5,646)	(99)	(133)	(5,240)

Net investment activity	1,027	(578)	15,338	27	(28)	(4,439)

Reinvested capital gains	2,884	6,226	0	111	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(922)	(1,397)	(2,179)	(848)	(226)	(7,492)
Unrealized gain (loss)	7,733	(5,956)	37,159	1,542	(315)	47,781

Net gain (loss) on investments	6,811	(7,353)	34,980	694	(541)	40,289

Net increase (decrease) in contract owners’ equity from operations	$10,722	$(1,705)	$50,318	$832	$(569)	$35,850

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Neuberger Berman Advisers Management Trust - S Class	ALPS Variable Investors Trust - Class II
	AMT Mid Cap Intrinsic Value Subaccount	Morningstar Conservative ETF Asset Allocation Subaccount	Morningstar Income & Growth ETF Asset Allocation Subaccount	Morningstar Balanced ETF Asset Allocation Subaccount	Morningstar Growth ETF Asset Allocation Subaccount	Morningstar Aggressive Growth ETF Asset Allocation Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$21	$2,125	$1,604	$6,884	$3,308	$1,233
Risk and administrative expense (note 2)	(407)	(1,218)	(1,298)	(5,613)	(2,941)	(1,162)

Net investment activity	(386)	907	306	1,271	367	71

Reinvested capital gains	561	3,660	4,905	19,862	10,148	4,825

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,405	(21)	(587)	3,358	2,142	55
Unrealized gain (loss)	(609)	(2,641)	227	4,316	5,263	3,533

Net gain (loss) on investments	3,796	(2,662)	(360)	7,674	7,405	3,588

Net increase (decrease) in contract owners’ equity from operations	$3,971	$1,905	$4,851	$28,807	$17,920	$8,484

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Janus Aspen Series - Service Shares
		Global			INTECH U.S.
	Janus	Research	Balanced	Overseas	Low Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$174	$204	$7,530	$10,123	$1,441
Risk and administrative expense (note 2)	(611)	(388)	(5,227)	(2,865)	(1,336)

Net investment activity	(437)	(184)	2,303	7,258	105

Reinvested capital gains	3,221	0	5,561	6,970	1,410

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,124	3,710	4,708	(8,869)	3,596
Unrealized gain (loss)	(4,182)	(4,146)	(798)	(21,880)	482

Net gain (loss) on investments	(3,058)	(436)	3,910	(30,749)	4,078

Net increase (decrease) in contract owners’ equity from operations	$(274)	$(620)	$11,774	$(16,521)	$5,593

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

	Ivy Variable Insurance Portfolios			Federated Insurance Series
						Managed
				Kaufmann		Tail Risk
		VIP Global	VIP	Fund II	Managed	Fund II
	VIP Asset	Natural	Science and	Institutional	Volatility	Service
	Strategy	Resources	Technology	Shares	Fund II	Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$718	$16	$0	$0	$3,702	$2
Risk and administrative expense (note 2)	(1,635)	(31)	(620)	(158)	(934)	(1)

Net investment activity	(917)	(15)	(620)	(158)	2,768	1

Reinvested capital gains	0	0	2,575	870	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(19,052)	(10)	(5,695)	(234)	(4,978)	(1)
Unrealized gain (loss)	14,414	516	97	10	6,074	(5)

Net gain (loss) on investments	(4,638)	506	(5,598)	(224)	1,096	(6)

Net increase (decrease) in contract owners’ equity from operations	$(5,555)	$491	$(3,643)	$488	$3,864	$(5)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2016

				AB Variable	MFS® Variable
				Product	Insurance Trust
				Series Fund,	II - Service
	Northern Lights Variable Trust - Class 2			Inc. - Class B	Class
		TOPS®
	TOPS®	Managed Risk	TOPS®		Massachusetts
	Managed Risk	Moderate	Managed Risk	VPS Dynamic Asset	Investors
	Balanced ETF	Growth ETF	Growth ETF	Allocation	Growth Stock	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$214	$1,901	$2,095	$16	$61	$154,974
Risk and administrative expense (note 2)	(560)	(2,658)	(2,117)	(261)	(213)	(248,669)

Net investment activity	(346)	(757)	(22)	(245)	(152)	(93,695)

Reinvested capital gains	0	0	0	1	1,847	419,094

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(4,134)	(15,261)	(1,026)	(3,563)	(153)	442,719
Unrealized gain (loss)	5,037	25,012	4,000	220	(873)	345,017

Net gain (loss) on investments	903	9,751	2,974	(3,343)	(1,026)	787,736

Net increase (decrease) in contract owners’ equity from operations	$557	$8,994	$2,952	$(3,587)	$669	$1,113,135

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount (note 4)		Bond Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,550)	$(6,692)	$(3,587)	$(19,813)	$(7,253)	$(7,797)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	55,986	27,132	0	(2)	8,482	26,296
Unrealized gain (loss)	29,622	(64,216)	0	0	31,539	(39,905)

Net increase (decrease) in contract owners’ equity from operations	76,058	(43,776)	(3,587)	(19,815)	32,768	(21,406)

Equity transactions:
Contract purchase payments (note 1)	50,831	48,668	24,322	369,475	48,885	77,372
Transfers (to) and from other subaccounts	2,618	(5,334)	(1,719,645)	1,067,914	1,451	151,140
Transfers (to) and from fixed dollar contract	(21,773)	1,550	800	(44,897)	(20,249)	(27,288)
Withdrawals, surrenders and death benefit payments	(166,359)	(73,060)	(9,001)	(705,408)	(30,937)	(206,850)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(134,683)	(28,176)	(1,703,524)	687,084	(850)	(5,626)

Net change in contract owners’ equity	(58,625)	(71,952)	(1,707,111)	667,269	31,918	(27,032)
Contract owners’ equity:
Beginning of period	790,330	862,282	1,707,111	1,039,842	511,755	538,787

End of period	$731,705	$790,330	$0	$1,707,111	$543,673	$511,755

Change in units:
Beginning units	34,719	35,997	134,115	80,604	23,419	23,830

Units purchased	2,273	2,454	2,159	124,692	3,002	12,246
Units redeemed	(8,088)	(3,732)	(136,274)	(71,181)	(3,051)	(12,657)

Ending units	28,904	34,719	0	134,115	23,370	23,419

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Omni Subaccount		International Subaccount		Capital Appreciation Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,849)	$(1,534)	$(2,822)	$(4,707)	$(8,309)	$(7,014)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	35,126	16,018	2,865	10,314	23,963	184,643
Unrealized gain (loss)	915	(11,569)	(14,324)	(12,057)	63,536	(214,508)

Net increase (decrease) in contract owners’ equity from operations	31,192	2,915	(14,281)	(6,450)	79,190	(36,879)

Equity transactions:
Contract purchase payments (note 1)	14,742	21,484	16,916	30,969	40,370	50,379
Transfers (to) and from other subaccounts	(9,599)	0	(12,280)	0	3,560	(17,382)
Transfers (to) and from fixed dollar contract	(7,524)	(1,387)	600	(7,961)	1,419	(500)
Withdrawals, surrenders and death benefit payments	(69,694)	(41,633)	(46,630)	(100,031)	(49,271)	(418,596)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(72,075)	(21,536)	(41,394)	(77,023)	(3,922)	(386,099)

Net change in contract owners’ equity	(40,883)	(18,621)	(55,675)	(83,473)	75,268	(422,978)
Contract owners’ equity:
Beginning of period	387,679	406,300	251,488	334,961	624,537	1,047,515

End of period	$346,796	$387,679	$195,813	$251,488	$699,805	$624,537

Change in units:
Beginning units	15,967	16,866	17,338	22,694	12,749	20,664

Units purchased	1,306	900	1,286	2,123	941	1,104
Units redeemed	(4,141)	(1,799)	(4,240)	(7,479)	(1,063)	(9,019)

Ending units	13,132	15,967	14,384	17,338	12,627	12,749

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount		Aggressive Growth Subaccount		Small Cap Growth Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,302)	$(5,957)	$(3,329)	$(5,521)	$(5,588)	$(10,275)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	14,878	77,888	26,454	87,344	20,425	86,038
Unrealized gain (loss)	(29,021)	(36,939)	(17,637)	(48,616)	2,363	(84,069)

Net increase (decrease) in contract owners’ equity from operations	(16,445)	34,992	5,488	33,207	17,200	(8,306)

Equity transactions:
Contract purchase payments (note 1)	13,584	39,994	16,781	41,583	19,367	58,514
Transfers (to) and from other subaccounts	591	(6,948)	2,000	(3,334)	2,063	(12,138)
Transfers (to) and from fixed dollar contract	73	(13,749)	1,000	0	314	(2,084)
Withdrawals, surrenders and death benefit payments	(63,240)	(268,435)	(60,930)	(201,137)	(95,754)	(310,730)
Surrender charges (note 2)	(8)	0	0	0	(11)	0

Net equity transactions	(49,000)	(249,138)	(41,149)	(162,888)	(74,021)	(266,438)

Net change in contract owners’ equity	(65,445)	(214,146)	(35,661)	(129,681)	(56,821)	(274,744)
Contract owners’ equity:
Beginning of period	216,563	430,709	249,363	379,044	476,360	751,104

End of period	$151,118	$216,563	$213,702	$249,363	$419,539	$476,360

Change in units:
Beginning units	5,929	12,734	15,489	25,587	16,109	25,012

Units purchased	421	1,144	1,244	2,625	747	2,384
Units redeemed	(1,815)	(7,949)	(3,728)	(12,723)	(3,341)	(11,287)

Ending units	4,535	5,929	13,005	15,489	13,515	16,109

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,265)	$(10,548)	$(15,914)	$141	$(2,289)	$4,706
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	49,293	127,311	67,242	191,749	12,227	23,436
Unrealized gain (loss)	(42,374)	(162,894)	60,886	(203,419)	3,760	(20,740)

Net increase (decrease) in contract owners’ equity from operations	654	(46,131)	112,214	(11,529)	13,698	7,402

Equity transactions:
Contract purchase payments (note 1)	27,956	41,240	114,825	130,976	17,951	18,521
Transfers (to) and from other subaccounts	1,648	(71,772)	55,629	(9,608)	45,052	1,540
Transfers (to) and from fixed dollar contract	(9,203)	216	9,860	0	50	(285)
Withdrawals, surrenders and death benefit payments	(113,168)	(224,783)	(205,447)	(607,039)	(34,582)	(145,567)
Surrender charges (note 2)	0	0	(18)	0	0	0

Net equity transactions	(92,767)	(255,099)	(25,151)	(485,671)	28,471	(125,791)

Net change in contract owners’ equity	(92,113)	(301,230)	87,063	(497,200)	42,169	(118,389)
Contract owners’ equity:
Beginning of period	526,582	827,812	1,224,749	1,721,949	129,194	247,583

End of period	$434,469	$526,582	$1,311,812	$1,224,749	$171,363	$129,194

Change in units:
Beginning units	15,369	22,635	42,602	59,638	8,274	16,312

Units purchased	949	1,308	7,003	8,248	5,000	1,457
Units redeemed	(3,665)	(8,574)	(8,113)	(25,284)	(3,242)	(9,495)

Ending units	12,653	15,369	41,492	42,602	10,032	8,274

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,892)	$(4,054)	$(2,047)	$(3,848)	$(3,471)	$(1,748)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	8,952	29,555	5,340	61,406	36,689	32,824
Unrealized gain (loss)	9,635	(37,009)	34,876	(67,140)	(19,786)	(11,217)

Net increase (decrease) in contract owners’ equity from operations	16,695	(11,508)	38,169	(9,582)	13,432	19,859

Equity transactions:
Contract purchase payments (note 1)	14,915	34,636	12,255	33,722	44,650	36,852
Transfers (to) and from other subaccounts	1,917	(30,895)	239	(31,013)	44,336	139
Transfers (to) and from fixed dollar contract	851	14	0	(1,500)	6,788	0
Withdrawals, surrenders and death benefit payments	(53,874)	(140,550)	(11,033)	(145,550)	(43,501)	(55,578)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(36,191)	(136,795)	1,461	(144,341)	52,273	(18,587)

Net change in contract owners’ equity	(19,496)	(148,303)	39,630	(153,923)	65,705	1,272
Contract owners’ equity:
Beginning of period	167,471	315,774	138,451	292,374	257,751	256,479

End of period	$147,975	$167,471	$178,081	$138,451	$323,456	$257,751

Change in units:
Beginning units	7,688	13,866	8,466	17,205	25,998	27,859

Units purchased	790	1,519	718	1,978	13,164	4,149
Units redeemed	(2,460)	(7,697)	(564)	(10,717)	(8,171)	(6,010)

Ending units	6,018	7,688	8,620	8,466	30,991	25,998

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(542)	$(478)	$(1,171)	$(1,904)	$(5,360)	$(420)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	4,726	5,314	2,908	15,064	29,913	11,401
Unrealized gain (loss)	115	(3,506)	1,565	(21,232)	(13,409)	(9,790)

Net increase (decrease) in contract owners’ equity from operations	4,299	1,330	3,302	(8,072)	11,144	1,191

Equity transactions:
Contract purchase payments (note 1)	3,855	6,596	5,028	16,780	16,930	39,463
Transfers (to) and from other subaccounts	(3,999)	1,313	(3,765)	(1,058)	(33,441)	4,672
Transfers (to) and from fixed dollar contract	4,030	14	50	7	(24,151)	(20,243)
Withdrawals, surrenders and death benefit payments	(8,883)	(20,703)	(7,699)	(57,414)	(215,354)	(87,613)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(4,997)	(12,780)	(6,386)	(41,685)	(256,016)	(63,721)

Net change in contract owners’ equity	(698)	(11,450)	(3,084)	(49,757)	(244,872)	(62,530)
Contract owners’ equity:
Beginning of period	40,426	51,876	92,699	142,456	437,077	499,607

End of period	$39,728	$40,426	$89,615	$92,699	$192,205	$437,077

Change in units:
Beginning units	1,892	2,494	5,643	8,193	26,043	29,804

Units purchased	388	370	332	995	1,007	2,602
Units redeemed	(594)	(972)	(686)	(3,545)	(15,951)	(6,363)

Ending units	1,686	1,892	5,289	5,643	11,099	26,043

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	S&P MidCap 400® Index Subaccount		Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(46)	$19	$(257)	$(205)	$(27)	$(1)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(11)	1,131	79	1,242	(30)	(1)
Unrealized gain (loss)	306	(2,645)	1,404	(244)	4	(1)

Net increase (decrease) in contract owners’ equity from operations	249	(1,495)	1,226	793	(53)	(3)

Equity transactions:
Contract purchase payments (note 1)	718	12,353	1,851	3,085	1,073	1,500
Transfers (to) and from other subaccounts	0	0	0	2,840	54,647	0
Transfers (to) and from fixed dollar contract	0	0	50	7	(43,637)	0
Withdrawals, surrenders and death benefit payments	(836)	(35,034)	(116)	(6,757)	0	(243)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(118)	(22,681)	1,785	(825)	12,083	1,257

Net change in contract owners’ equity	131	(24,176)	3,011	(32)	12,030	1,254
Contract owners’ equity:
Beginning of period	3,527	27,703	17,903	17,935	1,254	0

End of period	$3,658	$3,527	$20,914	$17,903	$13,284	$1,254

Change in units:
Beginning units	318	2,381	1,159	1,211	120	0

Units purchased	65	1,061	121	386	5,202	143
Units redeemed	(78)	(3,124)	(7)	(438)	(4,080)	(23)

Ending units	305	318	1,273	1,159	1,242	120

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Investment Fund - Class S
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(495)	$(3,030)	$(319)	$(757)	$554	$(228)	$(309)	$1,756
Reinvested capital gains	1,736	24,872	0	0	1,230	9,648	0	0
Realized gain (loss)	3,769	71,355	1,954	32,781	1,641	29,093	(2,177)	(2,486)
Unrealized gain (loss)	(7,547)	(82,136)	(1,474)	(33,547)	(595)	(40,762)	(3,004)	(7,572)

Net increase (decrease) in contract owners’ equity from operations	(2,537)	11,061	161	(1,523)	2,830	(2,249)	(5,490)	(8,302)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	(1)	0	0	0	0
Transfers (to) and from other subaccounts	0	(24,513)	0	(22,804)	0	(10,715)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(18,476)	(209,852)	(3,351)	(45,241)	(6,774)	(120,783)	(5,877)	(12,401)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(18,476)	(234,365)	(3,351)	(68,046)	(6,774)	(131,498)	(5,877)	(12,401)

Net change in contract owners’ equity	(21,013)	(223,304)	(3,190)	(69,569)	(3,944)	(133,747)	(11,367)	(20,703)
Contract owners’ equity:
Beginning of period	56,396	279,700	36,839	106,408	108,597	242,344	67,118	87,821

End of period	$35,383	$56,396	$33,649	$36,839	$104,653	$108,597	$55,751	$67,118

Change in units:
Beginning units	4,465	22,938	3,058	8,492	5,247	11,579	3,556	4,186

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(1,631)	(18,473)	(273)	(5,434)	(329)	(6,332)	(331)	(630)

Ending units	2,834	4,465	2,785	3,058	4,918	5,247	3,225	3,556

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Wells Fargo Variable Trust
	Opportunity Subaccount	Discovery Subaccount
	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(302)	$(541)	$(774)
Reinvested capital gains	2,563	3,023	8,714
Realized gain (loss)	5,507	148	5,241
Unrealized gain (loss)	(8,857)	(104)	(14,442)

Net increase (decrease) in contract owners’ equity from operations	(1,089)	2,526	(1,261)

Equity transactions:
Contract purchase payments (note 1)	0	0	0
Transfers (to) and from other subaccounts	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0
Withdrawals, surrenders and death benefit payments	(23,814)	0	(15,201)
Surrender charges (note 2)	0	0	0

Net equity transactions	(23,814)	0	(15,201)

Net change in contract owners’ equity	(24,903)	2,526	(16,462)
Contract owners’ equity:
Beginning of period	24,903	40,660	57,122

End of period	$0	$43,186	$40,660

Change in units:
Beginning units	1,008	2,424	3,311

Units purchased	0	0	0
Units redeemed	(1,008)	0	(887)

Ending units	0	2,424	2,424

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Goldman Sachs Variable Insurance Trust
	Large Cap Value Institutional Shares Subaccount		U.S. Equity Insights Institutional Shares Subaccount		Strategic Growth Institutional Shares Subaccount		Global Trends Allocation Service Shares Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,681	$517	$(10)	$126	$(386)	$(1,258)	$(56)	$(77)
Reinvested capital gains	3,239	66,840	1,017	6,094	5	5,842	0	162
Realized gain (loss)	(5,047)	(38,943)	735	12,878	842	13,215	20	(198)
Unrealized gain (loss)	29,537	(62,400)	985	(20,572)	(54)	(14,909)	228	(382)

Net increase (decrease) in contract owners’ equity from operations	30,410	(33,986)	2,727	(1,474)	407	2,890	192	(495)

Equity transactions:
Contract purchase payments (note 1)	19,780	58,577	2,908	12,633	1,652	10,633	2,122	3,292
Transfers (to) and from other subaccounts	(13,831)	7,800	196	959	2,478	(153)	0	0
Transfers (to) and from fixed dollar contract	0	(268)	0	0	0	0	2,500	0
Withdrawals, surrenders and death benefit payments	(13,652)	(296,439)	(2,869)	(71,630)	(5,245)	(76,272)	(4,525)	(4,833)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(7,703)	(230,330)	235	(58,038)	(1,115)	(65,792)	97	(1,541)

Net change in contract owners’ equity	22,707	(264,316)	2,962	(59,512)	(708)	(62,902)	289	(2,036)
Contract owners’ equity:
Beginning of period	304,869	569,185	27,029	86,541	51,743	114,645	2,843	4,879

End of period	$327,576	$304,869	$29,991	$27,029	$51,035	$51,743	$3,132	$2,843

Change in units:
Beginning units	17,920	31,555	1,712	5,397	3,351	7,575	260	415

Units purchased	1,207	3,883	194	851	270	686	434	288
Units redeemed	(1,638)	(17,518)	(168)	(4,536)	(336)	(4,910)	(415)	(443)

Ending units	17,489	17,920	1,738	1,712	3,285	3,351	279	260

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class I Subaccount		Growth Class II Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18)	$(162)	$263	$1,536	$(369)	$(1,779)
Reinvested capital gains	0	0	0	0	4,626	19,884
Realized gain (loss)	18,216	57,256	134	(387)	(146)	16,881
Unrealized gain (loss)	(1,743)	(51,303)	1,620	(2,674)	(4,826)	(22,734)

Net increase (decrease) in contract owners’ equity from operations	16,455	5,791	2,017	(1,525)	(715)	12,252

Equity transactions:
Contract purchase payments (note 1)	24,038	39,862	3,628	9,170	10,483	28,188
Transfers (to) and from other subaccounts	(21,550)	9,421	(1,859)	(2,236)	151	38,916
Transfers (to) and from fixed dollar contract	23,779	(72,283)	0	174	1,000	429
Withdrawals, surrenders and death benefit payments	(52,179)	(184,173)	(7,731)	(31,817)	(2,255)	(168,368)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(25,912)	(207,173)	(5,962)	(24,709)	9,379	(100,835)

Net change in contract owners’ equity	(9,457)	(201,382)	(3,945)	(26,234)	8,664	(88,583)
Contract owners’ equity:
Beginning of period	307,131	508,513	44,516	70,750	23,683	112,266

End of period	$297,674	$307,131	$40,571	$44,516	$32,347	$23,683

Change in units:
Beginning units	6,166	10,292	3,353	5,223	1,294	6,779

Units purchased	1,115	1,376	668	710	655	3,775
Units redeemed	(1,610)	(5,502)	(1,102)	(2,580)	(122)	(9,260)

Ending units	5,671	6,166	2,919	3,353	1,827	1,294

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(831)	$(1,802)	$(4,884)	$(7,499)	$(16)	$(281)	$(78)	$(75)
Reinvested capital gains	0	1,360	20,346	38,839	14	1,156	299	3,462
Realized gain (loss)	(4,861)	(58,344)	(12,622)	(45,841)	(2)	(1,405)	3,089	20,531
Unrealized gain (loss)	54,810	(61,242)	47,513	(4,864)	111	(672)	(11,873)	(17,021)

Net increase (decrease) in contract owners’ equity from operations	49,118	(120,028)	50,353	(19,365)	107	(1,202)	(8,563)	6,897

Equity transactions:
Contract purchase payments (note 1)	24,957	66,342	21,913	24,138	439	4,660	15,117	26,730
Transfers (to) and from other subaccounts	(750)	(77,730)	(5,330)	(23,326)	0	0	21,592	(70,698)
Transfers (to) and from fixed dollar contract	4,284	(12,714)	(8,974)	0	0	(400)	(4,343)	28
Withdrawals, surrenders and death benefit payments	(49,804)	(217,160)	(21,317)	(167,563)	0	(38,511)	(39,248)	(58,451)
Surrender charges (note 2)	(6)	0	0	0	0	0	0	0

Net equity transactions	(21,319)	(241,262)	(13,708)	(166,751)	439	(34,251)	(6,882)	(102,391)

Net change in contract owners’ equity	27,799	(361,290)	36,645	(186,116)	546	(35,453)	(15,445)	(95,494)
Contract owners’ equity:
Beginning of period	254,319	615,609	383,799	569,915	1,024	36,477	162,479	257,973

End of period	$282,118	$254,319	$420,444	$383,799	$1,570	$1,024	$147,034	$162,479

Change in units:
Beginning units	9,557	18,247	12,269	17,548	64	2,111	11,099	17,691

Units purchased	1,190	2,288	680	781	26	276	3,211	2,240
Units redeemed	(1,851)	(10,978)	(1,184)	(6,060)	0	(2,323)	(3,674)	(8,832)

Ending units	8,896	9,557	11,765	12,269	90	64	10,636	11,099

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

			Fidelity®
	Lazard Retirement		Variable Insurance
	Series, Inc. -		Products Fund -	Fidelity® Variable Insurance Products Fund -
	Service Shares		Service Class	Service Class 2
	Global Dynamic		VIP Government Money Market
	Multi Asset		Subaccount	VIP Mid Cap		VIP Contrafund®
	Subaccount		(note 4)	Subaccount		Subaccount
	2016	2015	2016 (a)	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(186)	$(284)	$(12,320)	$(7,827)	$(18,275)	$(7,054)	$(10,527)
Reinvested capital gains	62	575	0	50,424	205,864	81,665	169,995
Realized gain (loss)	87	(181)	37	(5,642)	40,173	29,621	209,411
Unrealized gain (loss)	411	(586)	0	34,805	(266,244)	(45,971)	(386,175)

Net increase (decrease) in contract owners’ equity from operations	374	(476)	(12,283)	71,760	(38,482)	58,261	(17,296)

Equity transactions:
Contract purchase payments (note 1)	6,846	8,841	135,421	44,341	131,488	73,444	142,973
Transfers (to) and from other subaccounts	(4,087)	2,226	1,679,890	(35,629)	(103,463)	(4,000)	(63,761)
Transfers (to) and from fixed dollar contract	0	0	(4,954)	(12,201)	(3,465)	5,756	27,292
Withdrawals, surrenders and death benefit payments	(73)	(11,584)	(1,199,737)	(138,474)	(826,634)	(210,937)	(959,461)
Surrender charges (note 2)	0	0	0	(30)	0	(9)	0

Net equity transactions	2,686	(517)	610,620	(141,993)	(802,074)	(135,746)	(852,957)

Net change in contract owners’ equity	3,060	(993)	598,337	(70,233)	(840,556)	(77,485)	(870,253)
Contract owners’ equity:
Beginning of period	15,655	16,648	0	857,250	1,697,806	1,029,262	1,899,515

End of period	$18,715	$15,655	$598,337	$787,017	$857,250	$951,777	$1,029,262

Change in units:
Beginning units	1,273	1,330	0	26,155	50,278	50,897	93,064

Units purchased	546	915	177,901	2,210	4,257	6,053	10,471
Units redeemed	(326)	(972)	(130,307)	(6,621)	(28,380)	(12,672)	(52,638)

Ending units	1,493	1,273	47,594	21,744	26,155	44,278	50,897

(a)	Period from February 26, 2016 date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
							VIP Target
	VIP Growth		VIP Equity-Income		VIP Real Estate		Volatility
	Subaccount		Subaccount		Subaccount		Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,795)	$(9,763)	$2,008	$4,481	$(464)	$569	$(33)	$8
Reinvested capital gains	29,120	22,480	11,588	26,419	1,115	3,924	12	45
Realized gain (loss)	26,775	184,058	(2,820)	(7,276)	8,061	16,318	188	(166)
Unrealized gain (loss)	(53,369)	(155,593)	14,436	(40,338)	(3,626)	(12,964)	76	(47)

Net increase (decrease) in contract owners’ equity from operations	(1,269)	41,182	25,212	(16,714)	5,086	7,847	243	(160)

Equity transactions:
Contract purchase payments (note 1)	38,714	114,183	13,985	31,971	16,877	34,554	3,023	3,544
Transfers (to) and from other subaccounts	(29,486)	(13,566)	43,045	(26,301)	(10,532)	8,730	(2,030)	0
Transfers (to) and from fixed dollar contract	3,902	(4,884)	(4,884)	0	0	(88,238)	0	0
Withdrawals, surrenders and death benefit payments	(95,354)	(536,602)	(42,732)	(92,294)	(41,585)	(47,426)	(149)	(3,406)
Surrender charges (note 2)	(17)	0	0	0	(19)	0	0	0

Net equity transactions	(82,241)	(440,869)	9,414	(86,624)	(35,259)	(92,380)	844	138

Net change in contract owners’ equity	(83,510)	(399,687)	34,626	(103,338)	(30,173)	(84,533)	1,087	(22)
Contract owners’ equity:
Beginning of period	309,418	709,105	180,085	283,423	122,952	207,485	1,347	1,369

End of period	$225,908	$309,418	$214,711	$180,085	$92,779	$122,952	$2,434	$1,347

Change in units:
Beginning units	26,049	62,969	9,965	14,818	5,553	9,568	129	127

Units purchased	4,775	12,368	4,092	3,354	2,041	2,142	2,621	327
Units redeemed	(11,654)	(49,288)	(3,828)	(8,207)	(3,567)	(6,157)	(2,525)	(325)

Ending units	19,170	26,049	10,229	9,965	4,027	5,553	225	129

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	MFS® Variable Insurance Trust - Service Class
	New Discovery		Investors Growth Stock Subaccount	Mid Cap Growth		Total Return
	Subaccount		(note 4)	Subaccount		Subaccount
	2016	2015	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,065)	$(3,033)	$113	$(1,648)	$(2,756)	$4,482	$4,211
Reinvested capital gains	3,079	5,569	5,082	10,271	21,175	10,939	15,401
Realized gain (loss)	(2,564)	(2,842)	8,575	779	15,550	868	14,381
Unrealized gain (loss)	6,382	2,020	(13,349)	(5,341)	(27,955)	7,002	(41,787)

Net increase (decrease) in contract owners’ equity from operations	5,832	1,714	421	4,061	6,014	23,291	(7,794)

Equity transactions:
Contract purchase payments (note 1)	7,312	20,668	7,823	7,424	28,116	15,183	34,554
Transfers (to) and from other subaccounts	415	(101,085)	(57,099)	0	(11,484)	131	(1,655)
Transfers (to) and from fixed dollar contract	500	0	(4,420)	0	0	0	(7,625)
Withdrawals, surrenders and death benefit payments	(38,087)	(85,014)	(9,404)	(4,361)	(92,273)	(3,812)	(115,747)
Surrender charges (note 2)	0	0	0	0	0	0	0

Net equity transactions	(29,860)	(165,431)	(63,100)	3,063	(75,641)	11,502	(90,473)

Net change in contract owners’ equity	(24,028)	(163,717)	(62,679)	7,124	(69,627)	34,793	(98,267)
Contract owners’ equity:
Beginning of period	92,150	255,867	62,679	122,343	191,970	309,398	407,665

End of period	$68,122	$92,150	$0	$129,467	$122,343	$344,191	$309,398

Change in units:
Beginning units	4,433	11,885	3,492	8,699	14,066	17,381	22,465

Units purchased	413	1,834	427	524	2,241	830	2,266
Units redeemed	(1,793)	(9,286)	(3,919)	(304)	(7,608)	(202)	(7,350)

Ending units	3,053	4,433	0	8,919	8,699	18,009	17,381

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	J.P. Morgan Insurance Trust - Class I				PIMCO Variable Insurance Trust - Administrative Shares
	Small Cap Core		Mid Cap Value		Real Return		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(950)	$(3,847)	$(1,509)	$(1,802)	$3,430	$12,066	$5,540	$33,177
Reinvested capital gains	10,450	32,296	18,557	46,342	0	0	0	9,518
Realized gain (loss)	5,036	52,703	33,927	90,351	(5,022)	(14,678)	(3,644)	(7,782)
Unrealized gain (loss)	7,489	(102,088)	(8,068)	(155,849)	14,874	(16,308)	7,541	(43,003)

Net increase (decrease) in contract owners’ equity from operations	22,025	(20,936)	42,907	(20,958)	13,282	(18,920)	9,437	(8,090)

Equity transactions:
Contract purchase payments (note 1)	8,761	23,865	21,241	50,083	28,533	55,160	50,088	90,548
Transfers (to) and from other subaccounts	810	959	2,493	(76,331)	5,041	(65,097)	6,874	(20,769)
Transfers (to) and from fixed dollar contract	800	(311)	16,156	(14,596)	344	(552)	(20,497)	(31,499)
Withdrawals, surrenders and death benefit payments	(20,443)	(202,657)	(65,376)	(210,939)	(57,479)	(116,296)	(46,758)	(216,604)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(10,072)	(178,144)	(25,486)	(251,783)	(23,561)	(126,785)	(10,293)	(178,324)

Net change in contract owners’ equity	11,953	(199,080)	17,421	(272,741)	(10,279)	(145,705)	(856)	(186,414)
Contract owners’ equity:
Beginning of period	123,157	322,237	333,779	606,520	354,395	500,100	744,603	931,017

End of period	$135,110	$123,157	$351,200	$333,779	$344,116	$354,395	$743,747	$744,603

Change in units:
Beginning units	4,900	11,982	9,338	16,297	22,914	31,041	44,902	55,655

Units purchased	408	948	3,270	2,429	2,164	3,815	3,754	5,987
Units redeemed	(776)	(8,030)	(3,926)	(9,388)	(3,643)	(11,942)	(4,388)	(16,740)

Ending units	4,532	4,900	8,682	9,338	21,435	22,914	44,268	44,902

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	PIMCO Variable Insurance Trust - Administrative Shares
			CommodityRealReturn®		Global Diversified
	Global Bond		Strategy		Allocation		Short-Term
	Subaccount		Subaccount		Subaccount		Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$269	$2,171	$(38)	$758	$125	$715	$4	$(8)
Reinvested capital gains	0	0	0	0	88	2,389	0	2
Realized gain (loss)	(3,630)	(49,830)	(410)	(8,414)	(2,220)	(131)	(2)	1
Unrealized gain (loss)	8,588	23,717	2,742	(1,111)	4,897	(6,371)	10	(5)

Net increase (decrease) in contract owners’ equity from operations	5,227	(23,942)	2,294	(8,767)	2,890	(3,398)	12	(10)

Equity transactions:
Contract purchase payments (note 1)	11,205	40,102	2,680	5,333	12,603	12,835	1,070	1,709
Transfers (to) and from other subaccounts	(915)	(67,923)	(672)	5,202	(15,565)	0	0	0
Transfers (to) and from fixed dollar contract	1,339	(11,212)	50	(1,463)	0	3,957	200	0
Withdrawals, surrenders and death benefit payments	(38,540)	(256,442)	0	(12,089)	(5,677)	(1,170)	(4,159)	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(26,911)	(295,475)	2,058	(3,017)	(8,639)	15,622	(2,889)	1,709

Net change in contract owners’ equity	(21,684)	(319,417)	4,352	(11,784)	(5,749)	12,224	(2,877)	1,699
Contract owners’ equity:
Beginning of period	157,769	477,186	15,677	27,461	48,865	36,641	2,975	1,276

End of period	$136,085	$157,769	$20,029	$15,677	$43,116	$48,865	$98	$2,975

Change in units:
Beginning units	9,905	28,371	2,719	3,492	4,558	3,185	300	129

Units purchased	936	2,455	444	1,447	1,165	1,479	129	171
Units redeemed	(2,519)	(20,921)	(105)	(2,220)	(1,942)	(106)	(419)	0

Ending units	8,322	9,905	3,058	2,719	3,781	4,558	10	300

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

			Dreyfus Variable
	Calvert Variable		Investment Fund -
	Products, Inc.		Service Shares
	VP S&P 500 Index		Appreciation
	Subaccount		Subaccount
	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(165)	$(444)	$6	$44
Reinvested capital gains	78	551	1,257	1,234
Realized gain (loss)	852	214	11	1,499
Unrealized gain (loss)	915	(174)	(737)	(3,945)

Net increase (decrease) in contract owners’ equity from operations	1,680	147	537	(1,168)

Equity transactions:
Contract purchase payments (note 1)	0	0	1,326	6,369
Transfers (to) and from other subaccounts	(9,233)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	(94)	0
Withdrawals, surrenders and death benefit payments	(8,571)	(18,073)	(625)	(21,716)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(17,804)	(18,073)	607	(15,347)

Net change in contract owners’ equity	(16,124)	(17,926)	1,144	(16,515)
Contract owners’ equity:
Beginning of period	24,739	42,665	8,494	25,009

End of period	$8,615	$24,739	$9,638	$8,494

Change in units:
Beginning units	1,936	3,327	420	1,186

Units purchased	0	0	66	307
Units redeemed	(1,324)	(1,391)	(37)	(1,073)

Ending units	612	1,936	449	420

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Royce Capital Fund - Investment Class				The Prudential Series Fund, Inc. - Class II
	Small-Cap		Micro-Cap		Jennison		Jennison 20/20 Focus
	Subaccount		Subaccount		Subaccount		Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,865	$(4,672)	$(930)	$(4,003)	$(535)	$(1,075)	$(5,174)	$(7,571)
Reinvested capital gains	76,759	120,522	0	15,721	0	0	0	0
Realized gain (loss)	(16,967)	10,052	(6,934)	(18,220)	9,242	16,237	19,698	65,877
Unrealized gain (loss)	18,389	(209,630)	32,542	(36,981)	(9,944)	(8,023)	(16,761)	(35,071)

Net increase (decrease) in contract owners’ equity from operations	80,046	(83,728)	24,678	(43,483)	(1,237)	7,139	(2,237)	23,235

Equity transactions:
Contract purchase payments (note 1)	28,945	70,237	8,241	32,124	3,044	6,255	19,881	45,385
Transfers (to) and from other subaccounts	24,734	(203,505)	(1,306)	(18,541)	(22,564)	(7,812)	1,754	(25,750)
Transfers (to) and from fixed dollar contract	750	(17,360)	500	(7,245)	3,000	0	2,284	(13,696)
Withdrawals, surrenders and death benefit payments	(95,781)	(121,423)	(37,191)	(123,362)	(5,931)	(33,715)	(62,585)	(169,198)
Surrender charges (note 2)	(6)	0	0	0	0	0	0	0

Net equity transactions	(41,358)	(272,051)	(29,756)	(117,024)	(22,451)	(35,272)	(38,666)	(163,259)

Net change in contract owners’ equity	38,688	(355,779)	(5,078)	(160,507)	(23,688)	(28,133)	(40,903)	(140,024)
Contract owners’ equity:
Beginning of period	439,209	794,988	167,946	328,453	53,090	81,223	416,863	556,887

End of period	$477,897	$439,209	$162,868	$167,946	$29,402	$53,090	$375,960	$416,863

Change in units:
Beginning units	15,208	23,954	7,462	12,605	2,145	3,596	16,068	22,421

Units purchased	1,848	2,328	389	1,311	260	332	1,224	1,815
Units redeemed	(3,191)	(11,074)	(1,725)	(6,454)	(1,185)	(1,783)	(2,784)	(8,168)

Ending units	13,865	15,208	6,126	7,462	1,220	2,145	14,508	16,068

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Legg Mason Partners Variable Equity Trust - Class I
					QS Legg Mason
	ClearBridge Variable		ClearBridge Variable		Dynamic
	Dividend Strategy Subaccount		Large Cap Value Subaccount		Multi-Strategy VIT Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$872	$75	$807	$103	$(191)	$(510)
Reinvested capital gains	0	0	1,657	1,915	801	1,748
Realized gain (loss)	1,693	193	1,021	(3,068)	(2,972)	495
Unrealized gain (loss)	861	(1,213)	(442)	(899)	(2,254)	(12,765)

Net increase (decrease) in contract owners’ equity from operations	3,426	(945)	3,043	(1,949)	(4,616)	(11,032)

Equity transactions:
Contract purchase payments (note 1)	1,065	1,953	4,305	5,928	10,390	18,709
Transfers (to) and from other subaccounts	82,438	56	60,776	0	(16,080)	5,552
Transfers (to) and from fixed dollar contract	0	0	0	0	500	0
Withdrawals, surrenders and death benefit payments	0	(732)	(1,210)	(30,175)	(98,920)	(10,024)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	83,503	1,277	63,871	(24,247)	(104,110)	14,237

Net change in contract owners’ equity	86,929	332	66,914	(26,196)	(108,726)	3,205
Contract owners’ equity:
Beginning of period	13,966	13,634	17,070	43,266	152,915	149,710

End of period	$100,895	$13,966	$83,984	$17,070	$44,189	$152,915

Change in units:
Beginning units	1,027	946	937	2,276	13,104	11,992

Units purchased	7,016	310	4,330	316	954	1,964
Units redeemed	(1,507)	(229)	(1,132)	(1,655)	(10,213)	(852)

Ending units	6,536	1,027	4,135	937	3,845	13,104

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Franklin Templeton Variable Insurance Products Trust
	Templeton Foreign VIP Class 2 Subaccount		Franklin Flex Cap Growth VIP Class 2 Subaccount		Franklin Income VIP Class 2 Subaccount		Franklin Founding Funds Allocation VIP Class 4 Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,027	$5,759	$(578)	$(3,381)	$15,338	$19,271	$27	$966
Reinvested capital gains	2,884	10,077	6,226	161,625	0	0	111	109
Realized gain (loss)	(922)	(14,889)	(1,397)	(95,201)	(2,179)	(3,000)	(848)	(5,910)
Unrealized gain (loss)	7,733	(24,917)	(5,956)	(54,150)	37,159	(64,571)	1,542	(970)

Net increase (decrease) in contract owners’ equity from operations	10,722	(23,970)	(1,705)	8,893	50,318	(48,300)	832	(5,805)

Equity transactions:
Contract purchase payments (note 1)	17,181	41,773	5,074	29,955	28,491	68,243	802	17,842
Transfers (to) and from other subaccounts	1,754	7,389	0	16,993	(2,404)	(14,911)	(13,651)	0
Transfers (to) and from fixed dollar contract	0	21	50	14	(22,059)	(18,703)	0	0
Withdrawals, surrenders and death benefit payments	(4,128)	(170,688)	(2,244)	(259,565)	(58,837)	(161,332)	0	(62,622)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	14,807	(121,505)	2,880	(212,603)	(54,809)	(126,703)	(12,849)	(44,780)

Net change in contract owners’ equity	25,529	(145,475)	1,175	(203,710)	(4,491)	(175,003)	(12,017)	(50,585)
Contract owners’ equity:
Beginning of period	148,874	294,349	43,186	246,896	430,935	605,938	16,280	66,865

End of period	$174,403	$148,874	$44,361	$43,186	$426,444	$430,935	$4,263	$16,280

Change in units:
Beginning units	11,352	20,708	2,329	13,712	28,212	36,380	1,165	4,427

Units purchased	1,931	4,051	293	2,463	1,943	5,452	56	1,195
Units redeemed	(707)	(13,407)	(125)	(13,846)	(5,340)	(13,620)	(947)	(4,457)

Ending units	12,576	11,352	2,497	2,329	24,815	28,212	274	1,165

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28)	$(40)	$(4,439)	$11,778
Reinvested capital gains	0	0	0	38,962
Realized gain (loss)	(226)	3,533	(7,492)	(11,561)
Unrealized gain (loss)	(315)	(6,806)	47,781	(62,359)

Net increase (decrease) in contract owners’ equity from operations	(569)	(3,313)	35,850	(23,180)

Equity transactions:
Contract purchase payments (note 1)	2,586	25,109	29,435	56,019
Transfers (to) and from other subaccounts	0	1,423	(38,696)	(20,766)
Transfers (to) and from fixed dollar contract	0	0	(5,814)	41
Withdrawals, surrenders and death benefit payments	(7,660)	(91,680)	(5,418)	(68,817)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(5,074)	(65,148)	(20,493)	(33,523)

Net change in contract owners’ equity	(5,643)	(68,461)	15,357	(56,703)
Contract owners’ equity:
Beginning of period	15,194	83,655	364,124	420,827

End of period	$9,551	$15,194	$379,481	$364,124

Change in units:
Beginning units	1,773	9,382	35,961	39,203

Units purchased	308	3,077	6,040	5,384
Units redeemed	(943)	(10,686)	(7,940)	(8,626)

Ending units	1,138	1,773	34,061	35,961

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Neuberger Berman Advisers Management Trust - S Class		ALPS Variable Investors Trust - Class II
	AMT Mid Cap Intrinsic Value Subaccount		Morningstar Conservative ETF Asset Allocation Subaccount		Morningstar Income & Growth ETF Asset Allocation Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(386)	$(419)	$907	$(451)	$306	$243
Reinvested capital gains	561	921	3,660	2,819	4,905	8,529
Realized gain (loss)	4,405	632	(21)	(3,495)	(587)	(5,862)
Unrealized gain (loss)	(609)	(5,494)	(2,641)	(2,083)	227	(10,060)

Net increase (decrease) in contract owners’ equity from operations	3,971	(4,360)	1,905	(3,210)	4,851	(7,150)

Equity transactions:
Contract purchase payments (note 1)	2,293	5,158	74,553	48,955	9,592	27,619
Transfers (to) and from other subaccounts	(1,530)	154	0	0	4,515	0
Transfers (to) and from fixed dollar contract	0	0	6,775	0	0	0
Withdrawals, surrenders and death benefit payments	(34,068)	(7,286)	(424)	(116,081)	(22,953)	(152,697)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(33,305)	(1,974)	80,904	(67,126)	(8,846)	(125,078)

Net change in contract owners’ equity	(29,334)	(6,334)	82,809	(70,336)	(3,995)	(132,228)
Contract owners’ equity:
Beginning of period	36,482	42,816	66,756	137,092	104,455	236,683

End of period	$7,148	$36,482	$149,565	$66,756	$100,460	$104,455

Change in units:
Beginning units	2,623	2,779	6,036	12,081	9,355	20,565

Units purchased	162	351	7,102	4,323	1,228	2,408
Units redeemed	(2,336)	(507)	(37)	(10,368)	(2,010)	(13,618)

Ending units	449	2,623	13,101	6,036	8,573	9,355

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	ALPS Variable Investors Trust - Class II
	Morningstar Balanced ETF Asset Allocation Subaccount		Morningstar Growth ETF Asset Allocation Subaccount		Morningstar Aggressive Growth ETF Asset Allocation Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,271	$576	$367	$(180)	$71	$33
Reinvested capital gains	19,862	13,347	10,148	4,162	4,825	2,334
Realized gain (loss)	3,358	6,924	2,142	7,163	55	2,073
Unrealized gain (loss)	4,316	(38,771)	5,263	(21,238)	3,533	(11,020)

Net increase (decrease) in contract owners’ equity from operations	28,807	(17,924)	17,920	(10,093)	8,484	(6,580)

Equity transactions:
Contract purchase payments (note 1)	66,866	105,552	26,111	58,761	21,738	44,397
Transfers (to) and from other subaccounts	36,634	(4,691)	19,086	(22,985)	0	12,005
Transfers (to) and from fixed dollar contract	(16,322)	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(101,883)	(96,702)	(27,439)	(129,971)	(530)	(88,563)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(14,705)	4,159	17,758	(94,195)	21,208	(32,161)

Net change in contract owners’ equity	14,102	(13,765)	35,678	(104,288)	29,692	(38,741)
Contract owners’ equity:
Beginning of period	455,351	469,116	199,865	304,153	73,813	112,554

End of period	$469,453	$455,351	$235,543	$199,865	$103,505	$73,813

Change in units:
Beginning units	40,153	39,909	17,984	26,325	6,929	10,130

Units purchased	10,004	8,975	3,895	5,064	1,976	5,077
Units redeemed	(11,480)	(8,731)	(2,297)	(13,405)	(50)	(8,278)

Ending units	38,677	40,153	19,582	17,984	8,855	6,929

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(437)	$(707)	$(184)	$(1,243)	$2,303	$221	$7,258	$(2,496)
Reinvested capital gains	3,221	14,544	0	0	5,561	14,441	6,970	9,042
Realized gain (loss)	1,124	3,145	3,710	20,697	4,708	6,317	(8,869)	(35,693)
Unrealized gain (loss)	(4,182)	(14,345)	(4,146)	(26,655)	(798)	(25,357)	(21,880)	(449)

Net increase (decrease) in contract owners’ equity from operations	(274)	2,637	(620)	(7,201)	11,774	(4,378)	(16,521)	(29,596)

Equity transactions:
Contract purchase payments (note 1)	1,480	7,136	3,827	18,184	23,357	45,517	29,587	48,287
Transfers (to) and from other subaccounts	(9,463)	(268)	(14,959)	17,054	(18,884)	(1,919)	(1,339)	(10,488)
Transfers (to) and from fixed dollar contract	0	0	(4,241)	(7,864)	(9,970)	(3,507)	0	(17,823)
Withdrawals, surrenders and death benefit payments	(14,013)	(29,286)	(9,175)	(117,703)	(23,569)	(78,802)	(13,191)	(80,043)
Surrender charges (note 2)	(14)	0	0	0	(12)	0	0	0

Net equity transactions	(22,010)	(22,418)	(24,548)	(90,329)	(29,078)	(38,711)	15,057	(60,067)

Net change in contract owners’ equity	(22,284)	(19,781)	(25,168)	(97,530)	(17,304)	(43,089)	(1,464)	(89,663)
Contract owners’ equity:
Beginning of period	53,337	73,118	44,492	142,022	395,812	438,901	222,327	311,990

End of period	$31,053	$53,337	$19,324	$44,492	$378,508	$395,812	$220,863	$222,327

Change in units:
Beginning units	2,285	3,248	2,265	6,954	22,069	24,245	19,254	24,312

Units purchased	65	304	198	1,663	2,462	2,521	3,051	4,095
Units redeemed	(1,005)	(1,267)	(1,484)	(6,352)	(4,028)	(4,697)	(1,526)	(9,153)

Ending units	1,345	2,285	979	2,265	20,503	22,069	20,779	19,254

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Aspen Series - Service Shares		Ivy Variable Insurance Portfolios
	INTECH U.S. Low Volatility Subaccount		VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$105	$160	$(917)	$(1,634)	$(15)	$(173)	$(620)	$(2,155)
Reinvested capital gains	1,410	1,205	0	28,313	0	0	2,575	7,661
Realized gain (loss)	3,596	310	(19,052)	(4,168)	(10)	(6,318)	(5,695)	22,116
Unrealized gain (loss)	482	66	14,414	(38,969)	516	3,563	97	(27,574)

Net increase (decrease) in contract owners’ equity from operations	5,593	1,741	(5,555)	(16,458)	491	(2,928)	(3,643)	48

Equity transactions:
Contract purchase payments (note 1)	11,626	8,993	25,948	23,530	502	3,713	11,540	40,596
Transfers (to) and from other subaccounts	16,033	0	(35,344)	(11,378)	0	(1,289)	(31,575)	(28,297)
Transfers (to) and from fixed dollar contract	8,928	0	(16,586)	(7,286)	0	(5,706)	0	(127,408)
Withdrawals, surrenders and death benefit payments	(5,750)	(1,549)	(18,737)	(29,213)	0	(11,368)	(29,643)	(59,421)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	30,837	7,444	(44,719)	(24,347)	502	(14,650)	(49,678)	(174,530)

Net change in contract owners’ equity	36,430	9,185	(50,274)	(40,805)	993	(17,578)	(53,321)	(174,482)
Contract owners’ equity:
Beginning of period	69,327	60,142	149,780	190,585	1,974	19,552	79,728	254,210

End of period	$105,757	$69,327	$99,506	$149,780	$2,967	$1,974	$26,407	$79,728

Change in units:
Beginning units	4,741	4,224	12,660	14,568	311	2,355	3,878	11,850

Units purchased	4,577	623	2,280	2,038	71	630	608	2,058
Units redeemed	(2,636)	(106)	(6,191)	(3,946)	0	(2,674)	(3,204)	(10,030)

Ending units	6,682	4,741	8,749	12,660	382	311	1,282	3,878

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(158)	$(416)	$2,768	$1,753	$1	$1
Reinvested capital gains	870	3,732	0	284	0	0
Realized gain (loss)	(234)	(261)	(4,978)	(86)	(1)	(1)
Unrealized gain (loss)	10	(2,351)	6,074	(8,407)	(5)	(10)

Net increase (decrease) in contract owners’ equity from operations	488	704	3,864	(6,456)	(5)	(10)

Equity transactions:
Contract purchase payments (note 1)	6,872	15,776	23,625	20,436	97	0
Transfers (to) and from other subaccounts	0	5,244	(44,075)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	500	0	0	0
Withdrawals, surrenders and death benefit payments	(6,555)	(28,653)	(681)	(1,087)	0	0
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	317	(7,633)	(20,631)	19,349	97	0

Net change in contract owners’ equity	805	(6,929)	(16,767)	12,893	92	(10)
Contract owners’ equity:
Beginning of period	11,802	18,731	71,532	58,639	108	118

End of period	$12,607	$11,802	$54,765	$71,532	$200	$108

Change in units:
Beginning units	643	1,068	6,177	4,618	12	12

Units purchased	386	1,128	2,083	1,643	11	0
Units redeemed	(356)	(1,553)	(3,810)	(84)	0	0

Ending units	673	643	4,450	6,177	23	12

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(346)	$(135)	$(757)	$149	$(22)	$294
Reinvested capital gains	0	3,884	0	8,323	0	1,346
Realized gain (loss)	(4,134)	(232)	(15,261)	(1,232)	(1,026)	2,683
Unrealized gain (loss)	5,037	(13,140)	25,012	(37,107)	4,000	(37,632)

Net increase (decrease) in contract owners’ equity from operations	557	(9,623)	8,994	(29,867)	2,952	(33,309)

Equity transactions:
Contract purchase payments (note 1)	5,363	15,531	14,987	22,802	17,168	31,850
Transfers (to) and from other subaccounts	18,615	(7,620)	21,417	(11,127)	(61,679)	0
Transfers (to) and from fixed dollar contract	0	2,474	0	39,246	(17,733)	(5,685)
Withdrawals, surrenders and death benefit payments	(135,753)	(29,683)	(264,855)	(16,512)	(95,673)	(22,891)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(111,775)	(19,298)	(228,451)	34,409	(157,917)	3,274

Net change in contract owners’ equity	(111,218)	(28,921)	(219,457)	4,542	(154,965)	(30,035)
Contract owners’ equity:
Beginning of period	129,302	158,223	351,097	346,555	281,967	312,002

End of period	$18,084	$129,302	$131,640	$351,097	$127,002	$281,967

Change in units:
Beginning units	12,428	14,331	33,155	30,237	27,079	26,861

Units purchased	3,919	2,177	3,530	5,430	1,634	3,165
Units redeemed	(14,689)	(4,080)	(24,834)	(2,512)	(17,003)	(2,947)

Ending units	1,658	12,428	11,851	33,155	11,710	27,079

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	AB Variable Product Series Fund, Inc. - Class B		MFS® Variable Insurance Trust II - Service Class
	VPS Dynamic Asset Allocation Subaccount		Massachusetts Investors Growth Stock Subaccount (note 4)		Total Subaccounts	Total Subaccounts
	2016	2015	2016	2015 (b)	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(245)	$(972)	$(152)	$(279)	$(93,695)	$(85,295)
Reinvested capital gains	1	2,521	1,847	2,942	419,094	1,239,326
Realized gain (loss)	(3,563)	140	(153)	(2,892)	442,719	1,631,669
Unrealized gain (loss)	220	(5,939)	(873)	(1,194)	345,017	(3,588,481)

Net increase (decrease) in contract owners’ equity from operations	(3,587)	(4,250)	669	(1,423)	1,113,135	(802,781)

Equity transactions:
Contract purchase payments (note 1)	7,582	26,668	2,360	1,397	1,681,433	3,283,495
Transfers (to) and from other subaccounts	(14,876)	0	0	51,897	0	0
Transfers (to) and from fixed dollar contract	1,500	0	0	0	(163,927)	(530,623)
Withdrawals, surrenders and death benefit payments	(101,467)	(38,577)	(1,178)	(37,162)	(4,829,983)	(11,907,634)
Surrender charges (note 2)	0	0	0	0	(150)	0

Net equity transactions	(107,261)	(11,909)	1,182	16,132	(3,312,627)	(9,154,762)

Net change in contract owners’ equity	(110,848)	(16,159)	1,851	14,709	(2,199,492)	(9,957,543)
Contract owners’ equity:
Beginning of period	114,716	130,875	14,709	0	20,188,012	30,145,555

End of period	$3,868	$114,716	$16,560	$14,709	$17,988,520	$20,188,012

Change in units:
Beginning units	10,218	11,353	1,511	0	1,136,136	1,572,287

Units purchased	818	2,295	233	6,344	348,995	342,992
Units redeemed	(10,698)	(3,430)	(115)	(4,833)	(568,422)	(779,143)

Ending units	338	10,218	1,629	1,511	916,709	1,136,136

(b)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2016

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, S&P MidCap 400® Index, Bristol Growth, and Risk Managed Balanced

Janus Investment Fund - Class S: Janus, Global Research, Balanced, and Overseas

Wells Fargo Variable Trust: Discovery

Goldman Sachs Variable Insurance Trust: Large Cap Value Institutional Shares, U.S. Equity Insights Institutional Shares, Strategic Growth Institutional Shares, and Global Trends Allocation Service Shares

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class I, and Growth Class II

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Prudential Series Fund, Inc. - Class II: Jennison and Jennison 20/20 Focus

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Franklin Templeton Variable Insurance Products Trust, Inc.: Templeton Foreign VIP Class 2, Franklin Flex Cap Growth VIP Class 2, Franklin Income VIP Class 2, and Franklin Founding Funds Allocation VIP Class 4

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth and Invesco V.I. Balanced-Risk Allocation

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

ALPS Variable Investors Trust - Class II: Morningstar Conservative ETF Asset Allocation, Morningstar Income & Growth ETF Asset Allocation, Morningstar Balanced ETF Asset Allocation, Morningstar Growth ETF Asset Allocation, and Morningstar Aggressive Growth ETF Asset Allocation

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, and Managed Tail Risk Fund II Service Shares

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AB Variable Product Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.5 million and $31.0 million from Ohio National Fund, Inc. for the periods ended December 31, 2016 and 2015, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2016.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 5, 2017, which is the date these financial statements were issued, and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fees, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee – per transfer A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived).	$5
Sales Charge made from purchase payments	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant.

7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective February 26, 2016, the Money Market Portfolio of Ohio National Fund, Inc. was liquidated and was replaced with the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

Effective March 27, 2015, the MFS Investors Growth Stock Series – Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio – Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$17,988,520	$0	$0	$17,988,520

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2016.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$53,580	$197,813
Money Market Subaccount	27,460	1,734,571
Bond Subaccount	68,889	76,992
Omni Subaccount	30,907	107,831
International Subaccount	17,516	61,732
Capital Appreciation Subaccount	47,212	59,443
International Small-Mid Company Subaccount	14,248	65,550
Aggressive Growth Subaccount	16,781	61,259
Small Cap Growth Subaccount	21,744	101,353
Mid Cap Opportunity Subaccount	31,919	130,951
S&P 500® Index Subaccount	214,793	255,858
Strategic Value Subaccount	84,300	58,118
High Income Bond Subaccount	17,882	55,965
ClearBridge Small Cap Subaccount	12,494	13,080
Nasdaq-100® Index Subaccount	135,557	86,755
Bristol Subaccount	8,151	13,690
Bryton Growth Subaccount	5,078	12,635
Balanced Subaccount	16,960	278,336
S&P MidCap 400® Index Subaccount	718	882
Bristol Growth Subaccount	1,901	373
Risk Managed Balanced	55,721	43,665
Janus Investment Fund - Class S:
Janus Subaccount	1,736	18,971
Global Research Subaccount	149	3,819
Balanced Subaccount	3,183	8,173
Overseas Subaccount	487	6,673
Wells Fargo Variable Trust:
Opportunity Subaccount	0	0
Discovery Subaccount	3,023	541
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount	30,509	32,292
U.S. Equity Insights Institutional Shares Subaccount	4,498	3,256
Strategic Growth Institutional Shares Subaccount	4,451	5,947
Global Trends Allocation Service Shares Subaccount	4,631	4,590
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	61,886	87,816
Core Plus Fixed Income Class I Subaccount	9,870	15,569
Growth Class II Subaccount	16,260	2,624
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	38,807	60,957
U.S. Small-Mid Cap Equity Subaccount	42,455	40,701
U.S. Strategic Equity Subaccount	453	16
International Equity Subaccount	48,105	54,766
Global Dynamic Multi Asset Subaccount	6,955	4,393
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	2,214,676	1,616,376
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	126,820	226,216
VIP Contrafund® Subaccount	209,713	270,848
VIP Growth Subaccount	83,693	140,609
VIP Equity-Income Subaccount	99,688	76,678
VIP Real Estate Subaccount	50,728	85,336
VIP Target Volatility Subaccount	27,951	27,128
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	11,306	39,152
Investors Growth Stock Subaccount	0	0
Mid Cap Growth Subaccount	17,695	6,009
Total Return Subaccount	35,114	8,191
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	21,490	22,062
Mid Cap Value Subaccount	149,987	158,425

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	$42,957	$63,088
Total Return Subaccount	78,558	83,311
Global Bond Subaccount	17,855	44,497
CommodityRealReturn® Strategy Subaccount	2,935	915
Global Diversified Allocation Subaccount	13,384	21,810
Short-Term Subaccount	1,303	4,188
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	180	18,071
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	2,709	839
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	140,615	103,349
Micro-Cap Subaccount	9,783	40,469
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	6,044	29,030
Jennison 20/20 Focus Subaccount	30,227	74,067
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	107,701	23,326
ClearBridge Variable Large Cap Value Subaccount	89,631	23,296
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	12,215	115,715
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount	30,341	11,623
Franklin Flex Cap Growth VIP Class 2 Subaccount	11,350	2,822
Franklin Income VIP Class 2 Subaccount	51,578	91,049
Franklin Founding Funds Allocation VIP Class 4 Subaccount	1,039	13,750
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	2,691	7,793
Invesco V.I. Balanced-Risk Allocation Subaccount	66,904	91,836
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	2,874	36,004
ALPS Variable Investors Trust - Class II:
Morningstar Conservative ETF Asset Allocation Subaccount	87,114	1,643
Morningstar Income & Growth ETF Asset Allocation Subaccount	20,616	24,251
Morningstar Balanced ETF Asset Allocation Subaccount	145,628	139,200
Morningstar Growth ETF Asset Allocation Subaccount	58,653	30,380
Morningstar Aggressive Growth ETF Asset Allocation Subaccount	27,797	1,693
Janus Aspen Series - Service Shares:
Janus Subaccount	4,876	24,102
Global Research Subaccount	4,032	28,764
Balanced Subaccount	57,230	78,444
Overseas Subaccount	48,598	19,313
INTECH U.S. Low Volatility Subaccount	74,866	42,514
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	26,665	72,301
VIP Global Natural Resources Subaccount	518	31
VIP Science and Technology Subaccount	14,115	61,838
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	7,741	6,712
Managed Volatility Fund II Subaccount	27,827	45,690
Managed Tail Risk Fund II Service Shares Subaccount	99	1
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	40,837	152,958
TOPS® Managed Risk Moderate Growth ETF Subaccount	38,305	267,513
TOPS® Managed Risk Growth ETF Subaccount	19,264	177,203
AB Variable Product Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	9,099	116,604
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	4,268	1,391

Totals	$5,651,152	$8,638,380

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
2016	28,904	$25.315039	$731,705	1.35%	11.21%	0.00%
2015	34,719	$22.763357	$790,330	1.35%	-4.97%	0.57%
2014	35,997	$23.954230	$862,282	1.35%	12.55%	0.34%
2013	37,898	$21.283448	$806,594	1.35%	35.86%	0.86%
2012	42,666	$15.665887	$668,407	1.35%	14.14%	1.29%
Money Market Subaccount (note 4)
2015	134,115	$12.728741	$1,707,111	1.35%	-1.33%	0.00%
2014	80,604	$12.900600	$1,039,842	1.35%	-1.33%	0.00%
2013	76,361	$13.074773	$998,397	1.35%	-1.33%	0.00%
2012	102,776	$13.251298	$1,361,916	1.35%	-1.34%	0.00%
Bond Subaccount
2016	23,370	$23.263443	$543,673	1.35%	6.46%	0.00%
2015	23,419	$21.852602	$511,755	1.35%	-3.35%	0.00%
2014	23,830	$22.609979	$538,787	1.35%	4.48%	0.00%
2013	23,098	$21.641292	$499,880	1.35%	-3.23%	0.00%
2012	22,229	$22.363866	$497,123	1.35%	5.82%	0.00%
Omni Subaccount
2016	13,132	$26.408029	$346,796	1.35%	8.77%	0.00%
2015	15,967	$24.279819	$387,679	1.35%	0.79%	0.98%
2014	16,866	$24.090358	$406,300	1.35%	10.63%	0.94%
2013	17,586	$21.776206	$382,951	1.35%	28.80%	0.92%
2012	21,717	$16.907648	$367,175	1.35%	10.54%	1.26%
International Subaccount
2016	14,384	$13.613455	$195,813	1.35%	-6.15%	0.00%
2015	17,338	$14.505132	$251,488	1.35%	-1.73%	0.00%
2014	22,694	$14.759830	$334,961	1.35%	-10.66%	0.00%
2013	23,442	$16.520705	$387,277	1.35%	10.20%	0.00%
2012	25,992	$14.992024	$389,677	1.35%	18.64%	0.00%
Capital Appreciation Subaccount
2016	12,627	$55.421554	$699,805	1.35%	13.13%	0.00%
2015	12,749	$48.988296	$624,537	1.35%	-3.36%	0.68%
2014	20,664	$50.691547	$1,047,515	1.35%	7.10%	0.26%
2013	20,100	$47.332212	$951,380	1.35%	32.72%	0.36%
2012	26,988	$35.664132	$962,488	1.35%	16.02%	0.60%
Millennium Subaccount (note 4)
2012	15,036	$28.255148	$424,855	1.35%	7.98%	0.00%
International Small-Mid Company Subaccount
2016	4,535	$33.324503	$151,118	1.35%	-8.77%	0.00%
2015	5,929	$36.528259	$216,563	1.35%	8.00%	0.00%
2014	12,734	$33.823110	$430,709	1.35%	-10.01%	0.00%
2013	11,964	$37.584191	$449,641	1.35%	25.98%	0.00%
2012	13,879	$29.833677	$414,049	1.35%	21.05%	0.00%
Aggressive Growth Subaccount
2016	13,005	$16.432660	$213,702	1.35%	2.07%	0.00%
2015	15,489	$16.099717	$249,363	1.35%	8.68%	0.00%
2014	25,587	$14.814032	$379,044	1.35%	8.14%	0.00%
2013	24,324	$13.698921	$333,211	1.35%	29.69%	0.00%
2012	29,403	$10.562762	$310,577	1.35%	21.22%	0.00%
Small Cap Growth Subaccount
2016	13,515	$31.042950	$419,539	1.35%	4.98%	0.00%
2015	16,109	$29.570260	$476,360	1.35%	-1.53%	0.00%
2014	25,012	$30.029474	$751,104	1.35%	9.17%	0.00%
2013	26,721	$27.507958	$735,044	1.35%	43.35%	0.00%
2012	11,305	$19.189013	$216,929	1.35%	16.44%	0.00%
Mid Cap Opportunity Subaccount
2016	12,653	$34.338449	$434,469	1.35%	0.22%	0.00%
2015	15,369	$34.263515	$526,582	1.35%	-6.31%	0.00%
2014	22,635	$36.572950	$827,812	1.35%	10.02%	0.00%
2013	22,497	$33.241186	$747,837	1.35%	30.69%	0.00%
2012	25,042	$25.434288	$636,913	1.35%	18.11%	0.00%
S&P 500® Index Subaccount
2016	41,492	$31.615708	$1,311,812	1.35%	9.97%	0.00%
2015	42,602	$28.748560	$1,224,749	1.35%	-0.43%	1.35%
2014	59,638	$28.873348	$1,721,949	1.35%	11.61%	1.27%
2013	66,364	$25.870719	$1,716,893	1.35%	29.99%	1.19%
2012	70,260	$19.902013	$1,398,307	1.35%	13.85%	1.31%
Strategic Value Subaccount
2016	10,032	$17.081052	$171,363	1.35%	9.40%	0.00%
2015	8,274	$15.613625	$129,194	1.35%	2.87%	3.14%
2014	16,312	$15.177814	$247,583	1.35%	10.91%	4.32%
2013	21,021	$13.684372	$287,665	1.35%	19.39%	3.11%
2012	14,364	$11.462352	$164,648	1.35%	5.78%	0.94%
High Income Bond Subaccount
2016	6,018	$24.589512	$147,975	1.35%	12.89%	0.00%
2015	7,688	$21.782052	$167,471	1.35%	-4.36%	0.00%
2014	13,866	$22.773940	$315,774	1.35%	1.40%	0.00%
2013	14,316	$22.459083	$321,517	1.35%	5.65%	0.00%
2012	19,556	$21.257167	$415,695	1.35%	12.81%	0.00%
ClearBridge Small Cap Subaccount
2016	8,620	$20.658827	$178,081	1.35%	26.32%	0.00%
2015	8,466	$16.354269	$138,451	1.35%	-3.76%	0.00%
2014	17,205	$16.993641	$292,374	1.35%	1.08%	0.00%
2013	21,506	$16.811597	$361,549	1.35%	28.53%	0.00%
2012	21,361	$13.079948	$279,407	1.35%	12.29%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Nasdaq-100® Index Subaccount
2016	30,991	$10.437182	$323,456	1.35%	5.27%	0.00%
2015	25,998	$9.914271	$257,751	1.35%	7.69%	0.69%
2014	27,859	$9.206463	$256,479	1.35%	17.19%	0.81%
2013	39,658	$7.856240	$311,564	1.35%	34.17%	0.81%
2012	37,163	$5.855537	$217,612	1.35%	16.30%	0.66%
Bristol Subaccount
2016	1,686	$23.559726	$39,728	1.35%	10.28%	0.00%
2015	1,892	$21.362695	$40,426	1.35%	2.70%	0.51%
2014	2,494	$20.801725	$51,876	1.35%	12.37%	0.46%
2013	1,759	$18.512535	$32,568	1.35%	39.33%	0.68%
2012	955	$13.286439	$12,691	1.35%	11.67%	0.42%
Bryton Growth Subaccount
2016	5,289	$16.943504	$89,615	1.35%	3.15%	0.00%
2015	5,643	$16.426370	$92,699	1.35%	-5.53%	0.00%
2014	8,193	$17.387281	$142,456	1.35%	4.76%	0.00%
2013	7,243	$16.597638	$120,224	1.35%	38.86%	0.00%
2012	10,001	$11.953017	$119,536	1.35%	9.80%	0.00%
U.S. Equity Subaccount (note 4)
2012	1,011	$9.791873	$9,896	1.35%	13.08%	0.64%
Balanced Subaccount
2016	11,099	$17.317698	$192,205	1.35%	3.19%	0.00%
2015	26,043	$16.782629	$437,077	1.35%	0.12%	1.26%
2014	29,804	$16.762915	$499,607	1.35%	4.58%	0.95%
2013	15,423	$16.028426	$247,202	1.35%	13.73%	0.87%
2012	11,711	$14.093434	$165,048	1.35%	11.78%	0.00%
Income Opportunity Subaccount (note 4)
2012	30	$11.118441	$329	1.35%	5.90%	0.00%
S&P MidCap 400® Index Subaccount
2016	305	$11.998270	$3,658	1.35%	8.03%	0.00%
2015	318	$11.106637	$3,527	1.35%	-4.53%	1.40%
2014	2,381	$11.633884	$27,703	1.35%	6.01%	1.78%
2013	1,996	$10.974174	$21,900	1.35%	34.89%	0.93%
2012	380	$8.135488	$3,091	1.35%	13.70%	1.77%
Target Equity/Income Subaccount (note 4)
2012	942	$6.865509	$6,467	1.35%	9.59%	2.65%
Bristol Growth Subaccount
2016	1,273	$16.423247	$20,914	1.35%	6.31%	0.00%
2015	1,159	$15.448963	$17,903	1.35%	4.31%	0.43%
2014	1,211	$14.810134	$17,935	1.35%	10.52%	0.38%
2013	819	$13.400099	$10,975	1.35%	36.77%	0.74%
2012	270	$9.797350	$2,649	1.35%	9.71%	0.52%
Risk Managed Balanced Subaccount
2016	1,242	$10.698343	$13,284	1.35%	2.37%	0.00%
2015	120	$10.450619	$1,254	1.35%	-2.63%	1.10%
Janus Investment Fund - Class S:
Janus Subaccount
2016	2,834	$12.485418	$35,383	1.35%	-1.14%	0.00%
2015	4,465	$12.629703	$56,396	1.35%	3.57%	0.22%
2014	22,938	$12.193920	$279,700	1.35%	11.03%	0.00%
2013	29,020	$10.982406	$318,712	1.35%	27.63%	0.17%
2012	31,000	$8.604558	$266,738	1.35%	15.83%	0.25%
Global Research Subaccount
2016	2,785	$12.080012	$33,649	1.35%	0.27%	0.43%
2015	3,058	$12.047040	$36,839	1.35%	-3.86%	0.55%
2014	8,492	$12.530354	$106,408	1.35%	5.55%	0.63%
2013	9,839	$11.871248	$116,802	1.35%	25.50%	0.19%
2012	13,509	$9.459484	$127,792	1.35%	18.00%	0.69%
Balanced Subaccount
2016	4,918	$21.280097	$104,653	1.35%	2.82%	1.87%
2015	5,247	$20.697412	$108,597	1.35%	-1.11%	1.24%
2014	11,579	$20.930095	$242,344	1.35%	6.66%	1.45%
2013	16,328	$19.624044	$320,418	1.35%	17.69%	1.41%
2012	19,412	$16.674145	$323,673	1.35%	11.18%	1.93%
Overseas Subaccount
2016	3,225	$17.284796	$55,751	1.35%	-8.42%	0.82%
2015	3,556	$18.874131	$67,118	1.35%	-10.03%	3.47%
2014	4,186	$20.977383	$87,821	1.35%	-15.08%	0.44%
2013	4,525	$24.703133	$111,791	1.35%	10.35%	3.03%
2012	6,966	$22.385486	$155,930	1.35%	10.59%	2.08%
Wells Fargo Variable Trust:
Opportunity Subaccount
2014	1,008	$24.708689	$24,903	1.35%	8.95%	0.06%
2013	1,009	$22.678349	$22,871	1.35%	28.94%	0.20%
2012	1,009	$17.588540	$17,738	1.35%	13.98%	0.10%
Discovery Subaccount
2016	2,424	$17.813301	$43,186	1.35%	6.21%	0.00%
2015	2,424	$16.771498	$40,660	1.35%	-2.78%	0.00%
2014	3,311	$17.250309	$57,122	1.35%	-0.98%	0.00%
2013	3,311	$17.421434	$57,688	1.35%	41.89%	0.01%
2012	3,311	$12.278443	$40,658	1.35%	16.16%	0.00%
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount
2016	17,489	$18.729914	$327,576	1.35%	10.10%	2.23%
2015	17,920	$17.012444	$304,869	1.35%	-5.69%	1.43%
2014	31,555	$18.038105	$569,185	1.35%	11.43%	1.48%
2013	29,691	$16.187572	$480,623	1.35%	31.46%	1.22%
2012	35,836	$12.313911	$441,280	1.35%	17.53%	1.44%
U.S. Equity Insights Institutional Shares Subaccount
2016	1,738	$17.253626	$29,991	1.35%	9.26%	1.31%
2015	1,712	$15.791675	$27,029	1.35%	-1.53%	1.48%
2014	5,397	$16.036355	$86,541	1.35%	14.82%	1.38%
2013	6,076	$13.967017	$84,860	1.35%	35.69%	1.26%
2012	5,116	$10.293503	$52,659	1.35%	12.93%	1.91%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Strategic Growth Institutional Shares Subaccount
2016	3,285	$15.537689	$51,035	1.35%	0.62%	0.60%
2015	3,351	$15.441272	$51,743	1.35%	2.02%	0.29%
2014	7,575	$15.135651	$114,645	1.35%	12.13%	0.31%
2013	12,577	$13.498806	$169,771	1.35%	30.66%	0.41%
2012	13,551	$10.331440	$139,998	1.35%	18.28%	0.74%
Global Trends Allocation Service Shares Subaccount
2016	279	$11.236773	$3,132	1.35%	2.95%	0.18%
2015	260	$10.915043	$2,843	1.35%	-7.07%	0.11%
2014	415	$11.745683	$4,879	1.35%	2.56%	0.04%
2013	257	$11.452421	$2,938	1.35%	12.05%	0.06%
2012	112	$10.220471	$1,140	1.35%	2.20%	0.00%	5/1/2012
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
2016	5,671	$52.493732	$297,674	1.35%	5.39%	1.34%
2015	6,166	$49.808770	$307,131	1.35%	0.81%	1.31%
2014	10,292	$49.408742	$508,513	1.35%	27.99%	1.48%
2013	10,690	$38.602143	$412,663	1.35%	0.69%	1.06%
2012	12,301	$38.335998	$471,560	1.35%	14.29%	0.79%
Core Plus Fixed Income Class I Subaccount
2016	2,919	$13.900942	$40,571	1.35%	4.70%	1.92%
2015	3,353	$13.277237	$44,516	1.35%	-1.97%	3.40%
2014	5,223	$13.544691	$70,750	1.35%	6.42%	3.10%
2013	5,127	$12.727771	$65,257	1.35%	-1.64%	2.79%
2012	10,250	$12.940639	$132,644	1.35%	7.97%	4.81%
Growth Class II Subaccount
2016	1,827	$17.704957	$32,347	1.35%	-3.23%	0.00%
2015	1,294	$18.295680	$23,683	1.35%	10.48%	0.00%
2014	6,779	$16.560680	$112,266	1.35%	4.68%	0.00%
2013	5,662	$15.820954	$89,574	1.35%	45.76%	0.21%
2012	4,920	$10.854375	$53,403	1.35%	12.53%	0.00%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2016	8,896	$31.712884	$282,118	1.35%	19.17%	1.04%
2015	9,557	$26.611192	$254,319	1.35%	-21.12%	1.01%
2014	18,247	$33.736955	$615,609	1.35%	-5.91%	1.67%
2013	17,561	$35.855146	$629,656	1.35%	-2.56%	1.27%
2012	19,809	$36.796848	$728,906	1.35%	20.42%	1.51%
U.S. Small-Mid Cap Equity Subaccount
2016	11,765	$35.735879	$420,444	1.35%	14.24%	0.00%
2015	12,269	$31.281055	$383,799	1.35%	-3.68%	0.00%
2014	17,548	$32.477726	$569,915	1.35%	9.55%	0.00%
2013	16,918	$29.646810	$501,559	1.35%	33.47%	0.00%
2012	18,888	$22.212934	$419,558	1.35%	8.75%	0.00%
U.S. Strategic Equity Subaccount
2016	90	$17.402028	$1,570	1.35%	7.97%	0.11%
2015	64	$16.118176	$1,024	1.35%	-6.70%	0.29%
2014	2,111	$17.275719	$36,477	1.35%	13.18%	0.72%
2013	1,863	$15.263769	$28,436	1.35%	26.36%	0.92%
2012	2,008	$12.079428	$24,252	1.35%	12.48%	0.89%
International Equity Subaccount
2016	10,636	$13.824742	$147,034	1.35%	-5.56%	1.29%
2015	11,099	$14.639053	$162,479	1.35%	0.39%	1.31%
2014	17,691	$14.581842	$257,973	1.35%	-5.48%	1.62%
2013	16,726	$15.427654	$258,050	1.35%	19.15%	1.46%
2012	13,705	$12.947615	$177,445	1.35%	19.49%	1.79%
Global Dynamic Multi Asset Subaccount
2016	1,493	$12.535320	$18,715	1.35%	1.93%	0.27%
2015	1,273	$12.298471	$15,655	1.35%	-1.77%	0.00%
2014	1,330	$12.520174	$16,648	1.35%	1.33%	0.75%
2013	780	$12.355620	$9,635	1.35%	17.90%	0.39%
2012	227	$10.480026	$2,381	1.35%	4.80%	0.08%	5/1/2012
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount (note 4)
2016	47,594	$12.571766	$598,337	1.35%	-1.03%	0.11%	2/26/2016
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2016	21,744	$36.195061	$787,017	1.35%	10.43%	0.31%
2015	26,155	$32.775804	$857,250	1.35%	-2.94%	0.24%
2014	50,278	$33.768345	$1,697,806	1.35%	4.62%	0.02%
2013	48,691	$32.277379	$1,571,628	1.35%	34.06%	0.27%
2012	51,954	$24.076754	$1,250,891	1.35%	13.03%	0.39%
VIP Contrafund® Subaccount
2016	44,278	$21.495655	$951,777	1.35%	6.30%	0.60%
2015	50,897	$20.222638	$1,029,262	1.35%	-0.92%	0.77%
2014	93,064	$20.410881	$1,899,515	1.35%	10.17%	0.77%
2013	92,641	$18.527191	$1,716,382	1.35%	29.21%	0.76%
2012	110,954	$14.338909	$1,590,961	1.35%	14.59%	1.03%
VIP Growth Subaccount
2016	19,170	$11.784468	$225,908	1.35%	-0.79%	0.00%
2015	26,049	$11.878243	$309,418	1.35%	5.48%	0.03%
2014	62,969	$11.261111	$709,105	1.35%	9.53%	0.00%
2013	70,450	$10.280906	$724,293	1.35%	34.19%	0.04%
2012	82,937	$7.661486	$635,420	1.35%	12.87%	0.34%
VIP Equity-Income Subaccount
2016	10,229	$20.989490	$214,711	1.35%	16.14%	2.51%
2015	9,965	$18.072388	$180,085	1.35%	-5.51%	2.89%
2014	14,818	$19.127071	$283,423	1.35%	7.03%	2.10%
2013	20,758	$17.870005	$370,942	1.35%	26.13%	2.30%
2012	22,891	$14.168469	$324,329	1.35%	15.49%	3.25%
VIP Real Estate Subaccount
2016	4,027	$23.041492	$92,779	1.35%	4.06%	0.97%
2015	5,553	$22.142430	$122,952	1.35%	2.11%	1.68%
2014	9,568	$21.684848	$207,485	1.35%	28.07%	1.76%
2013	7,875	$16.931881	$133,334	1.35%	0.26%	2.19%
2012	2,797	$16.888337	$47,241	1.35%	16.72%	1.50%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
VIP Target Volatility Subaccount
2016	225	$10.838771	$2,434	1.35%	3.66%	0.63%
2015	129	$10.456043	$1,347	1.35%	-2.66%	1.59%
2014	127	$10.741239	$1,369	1.35%	4.34%	4.15%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2016	3,053	$22.314031	$68,122	1.35%	7.35%	0.00%
2015	4,433	$20.786367	$92,150	1.35%	-3.45%	0.00%
2014	11,885	$21.528972	$255,867	1.35%	-8.73%	0.00%
2013	11,746	$23.587434	$277,065	1.35%	39.34%	0.00%
2012	5,959	$16.928210	$100,874	1.35%	19.28%	0.00%
Investors Growth Stock Subaccount (note 4)
2014	3,492	$17.947812	$62,679	1.35%	9.63%	0.31%
2013	2,927	$16.370707	$47,922	1.35%	28.32%	0.41%
2012	3,612	$12.757510	$46,082	1.35%	15.12%	0.22%
Mid Cap Growth Subaccount
2016	8,919	$14.516464	$129,467	1.35%	3.22%	0.00%
2015	8,699	$14.063314	$122,343	1.35%	3.04%	0.00%
2014	14,066	$13.648231	$191,970	1.35%	7.11%	0.00%
2013	13,852	$12.741976	$176,504	1.35%	35.39%	0.00%
2012	14,498	$9.411313	$136,441	1.35%	14.86%	0.00%
Total Return Subaccount
2016	18,009	$19.112653	$344,191	2.70%	7.37%	2.71%
2015	17,381	$17.801437	$309,398	1.35%	-1.90%	2.36%
2014	22,465	$18.146948	$407,665	1.35%	6.79%	1.69%
2013	21,036	$16.992418	$357,458	1.35%	17.16%	1.57%
2012	26,412	$14.503991	$383,078	1.35%	9.45%	2.42%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2016	4,532	$29.812754	$135,110	1.35%	18.61%	0.55%
2015	4,900	$25.134379	$123,157	1.35%	-6.54%	0.14%
2014	11,982	$26.894188	$322,237	1.35%	8.13%	0.14%
2013	11,116	$24.870955	$276,471	1.35%	40.40%	0.57%
2012	11,155	$17.714192	$197,601	1.35%	18.12%	0.20%
Mid Cap Value Subaccount
2016	8,682	$40.452594	$351,200	1.35%	13.17%	0.90%
2015	9,338	$35.745818	$333,779	1.35%	-3.95%	1.03%
2014	16,297	$37.216667	$606,520	1.35%	13.57%	0.78%
2013	16,202	$32.768691	$530,932	1.35%	30.54%	0.99%
2012	18,428	$25.102515	$462,598	1.35%	18.77%	1.10%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2016	21,435	$16.053696	$344,116	1.35%	3.80%	2.30%
2015	22,914	$15.466066	$354,395	1.35%	-4.00%	3.79%
2014	31,041	$16.110890	$500,100	1.35%	1.72%	1.42%
2013	33,303	$15.838293	$527,456	1.35%	-10.43%	1.42%
2012	48,249	$17.682120	$853,146	1.35%	7.30%	1.13%
Total Return Subaccount
2016	44,268	$16.801176	$743,747	1.35%	1.32%	2.08%
2015	44,902	$16.582907	$744,603	1.35%	-0.87%	4.92%
2014	55,655	$16.728264	$931,017	1.35%	2.89%	2.22%
2013	55,790	$16.258046	$907,035	1.35%	-3.27%	2.18%
2012	68,607	$16.807018	$1,153,083	1.35%	8.13%	2.57%
Global Bond Subaccount
2016	8,322	$16.351711	$136,085	1.35%	2.66%	1.52%
2015	9,905	$15.928274	$157,769	1.35%	-5.30%	1.85%
2014	28,371	$16.819678	$477,186	1.35%	0.91%	2.46%
2013	29,940	$16.668719	$499,064	1.35%	-9.70%	1.06%
2012	35,731	$18.458287	$659,527	1.35%	5.51%	1.63%
CommodityRealReturn® Strategy Subaccount
2016	3,058	$6.549880	$20,029	1.35%	13.62%	1.13%
2015	2,719	$5.764648	$15,677	1.35%	-26.70%	3.93%
2014	3,492	$7.864130	$27,461	1.35%	-19.51%	0.39%
2013	2,218	$9.770638	$21,668	1.35%	-15.84%	1.40%
2012	1,077	$11.609163	$12,505	1.35%	3.98%	2.99%
Global Diversified Allocation Subaccount
2016	3,781	$11.402332	$43,116	1.35%	6.37%	1.63%
2015	4,558	$10.719466	$48,865	1.35%	-6.83%	2.93%
2014	3,185	$11.505176	$36,641	1.35%	4.46%	4.35%
2013	2,245	$11.014110	$24,722	1.35%	9.89%	7.91%
2012	358	$10.022608	$3,590	1.35%	0.23%	3.96%	5/1/2012
Short-Term Subaccount
2016	10	$10.002539	$98	1.35%	1.01%	1.52%
2015	300	$9.902822	$2,975	1.35%	-0.23%	1.04%
2014	129	$9.925898	$1,276	1.35%	-0.63%	0.75%
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount (note 4)
2016	612	$14.067617	$8,615	1.35%	10.09%	0.51%
2015	1,936	$12.778197	$24,739	1.35%	-0.37%	0.16%
2014	3,327	$12.825392	$42,665	1.35%	9.55%	2.35%	4/30/2014
VP SRI Equity Subaccount (note 4)
2013	4,399	$11.819617	$51,995	1.35%	29.31%	0.08%
2012	4,939	$9.140717	$45,148	1.35%	14.40%	0.10%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2016	449	$21.488354	$9,638	1.35%	6.20%	1.41%
2015	420	$20.233875	$8,494	1.35%	-4.01%	1.50%
2014	1,186	$21.079098	$25,009	1.35%	6.39%	1.59%
2013	1,692	$19.812968	$33,527	1.35%	19.22%	1.76%
2012	1,474	$16.619286	$24,498	1.35%	8.66%	3.28%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2016	13,865	$34.468365	$477,897	1.35%	19.35%	1.76%
2015	15,208	$28.880605	$439,209	1.35%	-12.98%	0.63%
2014	23,954	$33.187570	$794,988	1.35%	1.86%	0.13%
2013	23,145	$32.580317	$754,080	1.35%	32.96%	1.01%
2012	28,316	$24.503961	$693,863	1.35%	10.99%	0.09%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Micro-Cap Subaccount
2016	6,126	$26.585114	$162,868	1.35%	18.12%	0.71%
2015	7,462	$22.507389	$167,946	1.35%	-13.62%	0.00%
2014	12,605	$26.057603	$328,453	1.35%	-4.86%	0.00%
2013	12,481	$27.389573	$341,862	1.35%	19.38%	0.47%
2012	18,943	$22.944117	$434,631	1.35%	6.16%	0.00%
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
2016	1,220	$24.102949	$29,402	1.35%	-2.60%	0.00%
2015	2,145	$24.747571	$53,090	1.35%	9.55%	0.00%
2014	3,596	$22.589954	$81,223	1.35%	8.12%	0.00%
2013	2,933	$20.893047	$61,284	1.35%	35.28%	0.00%
2012	2,960	$15.443942	$45,710	1.35%	14.18%	0.00%
Jennison 20/20 Focus Subaccount
2016	14,508	$25.913411	$375,960	1.35%	-0.12%	0.00%
2015	16,068	$25.943984	$416,863	1.35%	4.45%	0.00%
2014	22,421	$24.838002	$556,887	1.35%	5.28%	0.00%
2013	20,879	$23.591978	$492,580	1.35%	27.63%	0.00%
2012	25,645	$18.484819	$474,040	1.35%	9.13%	0.00%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	1,668	$16.012688	$26,712	1.35%	30.41%	1.52%
2012	1,419	$12.279141	$17,430	1.35%	13.44%	1.76%
ClearBridge Variable Dividend Strategy Subaccount
2016	6,536	$15.436289	$100,895	1.35%	13.46%	3.62%
2015	1,027	$13.605408	$13,966	1.35%	-5.58%	1.83%
2014	946	$14.408989	$13,634	1.35%	12.10%	0.61%
2013	5,793	$12.853848	$74,465	1.35%	24.26%	3.04%
2012	420	$10.344012	$4,340	1.35%	12.68%	3.56%
ClearBridge Variable Large Cap Value Subaccount
2016	4,135	$20.311739	$83,984	1.35%	11.50%	4.11%
2015	937	$18.217522	$17,070	1.35%	-4.16%	1.57%
2014	2,276	$19.008633	$43,266	1.35%	10.22%	5.85%
2013	506	$17.246023	$8,734	1.35%	30.61%	1.93%
2012	366	$13.204523	$4,828	1.35%	14.95%	0.48%
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2016	3,845	$11.491160	$44,189	1.35%	-1.53%	0.98%
2015	13,104	$11.669798	$152,915	1.35%	-6.53%	1.02%
2014	11,992	$12.484640	$149,710	1.35%	5.27%	1.72%
2013	9,472	$11.860009	$112,336	1.35%	16.80%	1.36%
2012	222	$10.154491	$2,256	1.35%	1.54%	3.55%	5/1/2012
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Class 2 Subaccount
2016	12,576	$13.867747	$174,403	1.35%	5.75%	1.97%
2015	11,352	$13.114018	$148,874	1.35%	-7.74%	3.22%
2014	20,708	$14.213973	$294,349	1.35%	-12.32%	1.84%
2013	19,122	$16.210419	$309,971	1.35%	21.33%	2.81%
2012	23,842	$13.360270	$318,537	1.35%	16.65%	3.19%
Franklin Flex Cap Growth VIP Class 2 Subaccount
2016	2,497	$17.766871	$44,361	1.35%	-4.18%	0.00%
2015	2,329	$18.542242	$43,186	1.35%	2.98%	0.00%
2014	13,712	$18.006478	$246,896	1.35%	4.69%	0.00%
2013	11,769	$17.199458	$202,420	1.35%	35.65%	0.00%
2012	7,960	$12.679124	$100,932	1.35%	7.80%	0.00%
Franklin Income VIP Class 2 Subaccount
2016	24,815	$17.184657	$426,444	1.35%	12.50%	4.98%
2015	28,212	$15.274639	$430,935	1.35%	-8.29%	4.67%
2014	36,380	$16.655839	$605,938	1.35%	3.22%	4.92%
2013	34,806	$16.135903	$561,634	1.35%	12.42%	6.30%
2012	35,308	$14.352764	$506,766	1.35%	11.14%	5.98%
Franklin Founding Funds Allocation VIP Class 4 Subaccount
2016	274	$15.567365	$4,263	1.35%	11.42%	1.70%
2015	1,165	$13.972078	$16,280	1.35%	-7.49%	2.72%
2014	4,427	$15.103105	$66,865	1.35%	1.38%	2.02%
2013	1,980	$14.897197	$29,500	1.35%	22.03%	7.15%
2012	712	$12.207464	$8,693	1.35%	13.63%	2.42%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
2016	1,138	$8.394276	$9,551	1.35%	-2.02%	1.06%
2015	1,773	$8.567293	$15,194	1.35%	-3.91%	1.29%
2014	9,382	$8.916205	$83,655	1.35%	-1.24%	1.48%
2013	6,996	$9.028477	$63,165	1.35%	17.14%	1.14%
2012	5,239	$7.707668	$40,382	1.35%	13.71%	1.30%
Invesco V.I. Balanced-Risk Allocation Subaccount
2016	34,061	$11.141182	$379,481	1.35%	10.03%	0.20%
2015	35,961	$10.125580	$364,124	1.35%	-5.67%	4.21%
2014	39,203	$10.734663	$420,827	1.35%	4.30%	0.00%
2013	38,675	$10.291901	$398,035	1.35%	0.07%	1.43%
2012	33,710	$10.284949	$346,709	1.35%	2.85%	1.31%	5/1/2012
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2016	449	$15.913928	$7,148	1.35%	14.44%	0.07%
2015	2,623	$13.906015	$36,482	1.35%	-9.74%	0.39%
2014	2,779	$15.406774	$42,816	1.35%	12.04%	0.70%
2013	2,882	$13.750739	$39,631	1.35%	34.89%	0.94%
2012	2,826	$10.194056	$28,809	1.35%	13.83%	0.40%
ALPS Variable Investors Trust - Class II:
Morningstar Conservative ETF Asset Allocation Subaccount
2016	13,101	$11.416014	$149,565	1.35%	3.21%	2.34%
2015	6,036	$11.060443	$66,756	1.35%	-2.53%	1.01%
2014	12,081	$11.347279	$137,092	1.35%	1.40%	1.57%
2013	4,163	$11.190767	$46,592	1.35%	1.20%	1.07%
2012	5,233	$11.058379	$57,869	1.35%	3.80%	1.13%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Morningstar Income & Growth ETF Asset Allocation Subaccount
2016	8,573	$11.718596	$100,460	1.35%	4.96%	1.66%
2015	9,355	$11.165246	$104,455	1.35%	-2.99%	1.44%
2014	20,565	$11.509087	$236,683	1.35%	1.93%	1.48%
2013	9,245	$11.291477	$104,394	1.35%	5.90%	1.63%
2012	7,052	$10.662129	$75,191	1.35%	6.42%	1.89%
Morningstar Balanced ETF Asset Allocation Subaccount
2016	38,677	$12.137774	$469,453	1.35%	7.03%	1.64%
2015	40,153	$11.340405	$455,351	1.35%	-3.52%	1.46%
2014	39,909	$11.754716	$469,116	1.35%	3.12%	1.28%
2013	34,284	$11.399251	$390,810	1.35%	10.37%	1.42%
2012	27,895	$10.328176	$288,105	1.35%	9.33%	1.67%
Morningstar Growth ETF Asset Allocation Subaccount
2016	19,582	$12.028296	$235,543	1.35%	8.23%	1.51%
2015	17,984	$11.113272	$199,865	1.35%	-3.81%	1.28%
2014	26,325	$11.553562	$304,153	1.35%	3.18%	1.35%
2013	15,938	$11.197375	$178,459	1.35%	14.99%	1.30%
2012	13,980	$9.737483	$136,125	1.35%	11.40%	1.30%
Morningstar Aggressive Growth ETF Asset Allocation Subaccount
2016	8,855	$11.688327	$103,505	1.35%	9.73%	1.42%
2015	6,929	$10.651976	$73,813	1.35%	-4.13%	1.36%
2014	10,130	$11.110489	$112,554	1.35%	3.08%	0.94%
2013	15,317	$10.778624	$165,091	1.35%	16.54%	1.07%
2012	15,819	$9.248595	$146,300	1.35%	12.67%	1.34%
Janus Aspen Series - Service Shares:
Janus Subaccount
2016	1,345	$23.093080	$31,053	1.35%	-1.06%	0.38%
2015	2,285	$23.341482	$53,337	1.35%	3.68%	0.45%
2014	3,248	$22.513923	$73,118	1.35%	11.23%	0.23%
2013	2,818	$20.240535	$57,029	1.35%	28.26%	0.68%
2012	2,766	$15.780479	$43,643	1.35%	16.70%	0.44%
Global Research Subaccount
2016	979	$19.731943	$19,324	1.35%	0.46%	0.71%
2015	2,265	$19.641306	$44,492	1.35%	-3.83%	0.55%
2014	6,954	$20.423752	$142,022	1.35%	5.75%	0.97%
2013	6,804	$19.312590	$131,395	1.35%	26.37%	1.12%
2012	5,006	$15.282409	$76,500	1.35%	18.26%	0.78%
Balanced Subaccount
2016	20,503	$18.461202	$378,508	1.35%	2.93%	1.93%
2015	22,069	$17.935011	$395,812	1.35%	-0.93%	1.39%
2014	24,245	$18.102833	$438,901	1.35%	6.80%	1.53%
2013	24,670	$16.950775	$418,170	1.35%	18.21%	1.42%
2012	25,128	$14.339889	$360,332	1.35%	11.86%	2.55%
Overseas Subaccount
2016	20,779	$10.629139	$220,863	1.35%	-7.95%	4.74%
2015	19,254	$11.547175	$222,327	1.35%	-10.02%	0.51%
2014	24,312	$12.832990	$311,990	1.35%	-13.27%	3.09%
2013	24,707	$14.796931	$365,583	1.35%	12.76%	3.18%
2012	25,522	$13.122577	$334,909	1.35%	11.67%	0.57%
INTECH U.S. Low Volatility Subaccount
2016	6,682	$15.828155	$105,757	1.35%	8.25%	1.45%
2015	4,741	$14.621922	$69,327	1.35%	2.70%	1.59%
2014	4,224	$14.237306	$60,142	1.35%	16.13%	0.85%
2013	2,695	$12.259551	$33,045	1.35%	23.18%	0.00%
Ivy Variable Insurance Portfolios
VIP Asset Strategy Subaccount
2016	8,749	$11.373565	$99,506	1.35%	-3.87%	0.59%
2015	12,660	$11.830971	$149,780	1.35%	-9.57%	0.36%
2014	14,568	$13.082670	$190,585	1.35%	-6.53%	0.50%
2013	16,086	$13.996245	$225,147	1.35%	23.47%	1.46%
2012	22,638	$11.336167	$256,633	1.35%	17.58%	1.17%
VIP Global Natural Resources Subaccount
2016	382	$7.766351	$2,967	1.35%	22.16%	0.66%
2015	311	$6.357471	$1,974	1.35%	-23.43%	0.09%
2014	2,355	$8.302834	$19,552	1.35%	-14.20%	0.00%
2013	3,830	$9.676486	$37,064	1.35%	6.37%	0.00%
2012	5,965	$9.097394	$54,261	1.35%	0.52%	0.00%
VIP Science and Technology Subaccount
2016	1,282	$20.596811	$26,407	1.35%	0.19%	0.00%
2015	3,878	$20.557861	$79,728	1.35%	-4.17%	0.00%
2014	11,850	$21.453197	$254,210	1.35%	1.54%	0.00%
2013	8,989	$21.127913	$189,928	1.35%	54.30%	0.00%
2012	4,827	$13.692327	$66,092	1.35%	26.12%	0.00%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2016	673	$18.742467	$12,607	1.35%	2.04%	0.00%
2015	643	$18.367907	$11,802	1.35%	4.74%	0.00%
2014	1,068	$17.536743	$18,731	1.35%	7.98%	0.00%
2013	1,619	$16.241330	$26,291	1.35%	37.82%	0.00%
2012	1,082	$11.784872	$12,748	1.35%	15.44%	0.00%
Managed Volatility Fund II Subaccount
2016	4,450	$12.305663	$54,765	1.35%	6.26%	5.31%
2015	6,177	$11.581212	$71,532	1.35%	-8.79%	3.98%
2014	4,618	$12.697132	$58,639	1.35%	2.53%	2.90%
2013	3,015	$12.384273	$37,342	1.35%	20.12%	3.20%
2012	461	$10.309813	$4,749	1.35%	3.10%	0.00%	5/1/2012
Managed Tail Risk Fund II Service Shares Subaccount
2016	23	$8.610355	$200	1.35%	-5.57%	1.23%
2015	12	$9.118034	$108	1.35%	-7.86%	1.53%
2014	12	$9.896042	$118	1.35%	-2.64%	1.60%
2013	4	$10.164901	$39	1.35%	1.65%	0.00%	11/1/2013
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2016	1,658	$10.904279	$18,084	1.35%	4.81%	0.51%
2015	12,428	$10.403884	$129,302	1.35%	-5.77%	1.26%
2014	14,331	$11.040928	$158,223	1.35%	1.69%	0.95%
2013	12,814	$10.857884	$139,132	1.35%	6.49%	0.86%
2012	3,110	$10.195986	$31,710	1.35%	1.96%	0.15%	5/1/2012

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
TOPS® Managed Risk Moderate Growth ETF Subaccount
2016	11,851	$11.107877	$131,640	1.35%	4.90%	0.96%
2015	33,155	$10.589433	$351,097	1.35%	-7.61%	1.38%
2014	30,237	$11.461300	$346,555	1.35%	1.44%	1.17%
2013	13,326	$11.298643	$150,568	1.35%	10.90%	0.87%
2012	3,145	$10.188543	$32,040	1.35%	1.89%	0.18%	5/1/2012
TOPS® Managed Risk Growth ETF Subaccount
2016	11,710	$10.845924	$127,002	1.35%	4.16%	1.33%
2015	27,079	$10.412594	$281,967	1.35%	-10.36%	1.44%
2014	26,861	$11.615639	$312,002	1.35%	-0.04%	0.88%
2013	25,571	$11.619927	$297,137	1.35%	14.41%	0.98%
2012	23,113	$10.156214	$234,744	1.35%	1.56%	0.11%	5/1/2012
AB Variable Product Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount
2016	338	$11.449712	$3,868	1.35%	1.99%	0.08%
2015	10,218	$11.226411	$114,716	1.35%	-2.61%	0.66%
2014	11,353	$11.527841	$130,875	1.35%	2.82%	0.39%
2013	9,024	$11.211823	$101,173	1.35%	10.44%	0.31%
2012	116	$10.151769	$1,179	1.35%	1.52%	0.00%	5/1/2012
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount (note 4)
2016	1,629	$10.168269	$16,560	0.00%	4.43%	0.39%
2015	1,511	$9.736743	$14,709	1.35%	-2.63%	0.61%	3/27/2015

*

This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2016, and the related statements of operations for the year or periods then ended, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents of the underlying mutual funds or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year or periods then ended, the changes in their contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 5, 2017

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2016, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2016 and 2015

(Dollars in thousands, except share amounts)

Assets	2016	2015
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$7,674,609	6,980,703
Fixed maturity securities on loan	261,809	173,941
Equity securities	82,454	88,289
Equity securities on loan	4,258	1,360
Trading securities, at fair value:
Fixed maturity securities	1,509	2,486
Equity securities	—	1
Fixed maturity held-to-maturity securities, at amortized cost	1,284,770	1,217,546
Mortgage loans on real estate, net	1,159,432	1,171,297
Real estate, net	25,604	26,730
Policy loans	573,875	500,197
Other long-term investments	46,893	39,789
Short-term investments securities lending collateral	274,480	190,157
Short-term investments	54,086	38,870

Total investments	11,443,779	10,431,366
Cash and cash equivalents	276,286	366,882
Accrued investment income	90,230	86,775
Deferred policy acquisition costs	1,539,379	1,515,379
Reinsurance recoverable	2,636,316	1,945,276
Other assets	224,376	208,491
Federal income tax recoverable	18,573	9,492
Assets held in separate accounts	21,445,741	20,494,720

Total assets	$37,674,680	35,058,381

Liabilities and Equity
Future policy benefits and claims	$11,940,897	10,972,528
Policyholders’ dividend accumulations	38,108	39,825
Other policyholder funds	117,767	118,223
Notes payable (net of unamortized discount and debt issuance costs of $3,871 in 2016 and $4,068 in 2015)	306,629	306,433
Federal income taxes:
Deferred	566,186	385,042
Other liabilities	430,782	427,364
Payables for securities lending collateral	274,480	190,157
Liabilities related to separate accounts	21,445,741	20,494,720

Total liabilities	35,120,590	32,934,292

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	108,752	83,603
Retained earnings	2,147,262	1,742,410

Total stockholder’s equity	2,554,090	2,124,089

Total liabilities and equity	$37,674,680	35,058,381

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Revenues:
Traditional life insurance premiums	$565,954	479,730	433,551
Annuity premiums and charges	288,255	297,322	289,973
Universal life policy charges	154,142	138,816	109,982
Accident and health insurance premiums	16,953	16,337	15,794
Investment management fees	16,209	15,742	12,289
Change in value of trading securities	(42)	(136)	754
Net investment income	464,058	462,218	452,119
Net realized gains (losses):
Investment (losses) gains:
Total other-than-temporary impairment losses on securities	(826)	(8,208)	(7,370)
Portion of impairment losses recognized in other comprehensive (loss) income	(7,167)	(2,305)	(2,913)

Net other-than-temporary impairment losses on securities recognized in earnings	(7,993)	(10,513)	(10,283)
Realized gains, excluding other-than-temporary impairment losses on securities	6,249	11,405	16,641

Total investment (losses) gains	(1,744)	892	6,358
Derivative instruments	(23,264)	(2,556)	(6,980)
Other income	98,376	108,425	104,894

	1,578,897	1,516,790	1,418,734

Benefits and expenses:
Benefits and claims	290,449	746,614	614,488
Provision for policyholders’ dividends on participating policies	85,725	74,233	56,313
Amortization of deferred policy acquisition costs	189,825	151,747	97,184
Commissions, net	136,221	137,509	126,291
Other operating costs and expenses	237,180	237,896	203,308

	939,400	1,347,999	1,097,584

Income before income taxes	639,497	168,791	321,150

Income taxes:
Current (benefit) expense	(7,354)	13,170	31,734
Deferred expense	166,999	25,978	52,531

	159,645	39,148	84,265

Net income	$479,852	129,643	236,885

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2013	$10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	$10,000	288,076	108,752	2,147,262	2,554,090

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Cash flows from operating activities:
Net income	$479,852	129,643	236,885
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	934	2,422	4,126
Proceeds from sale of equity trading securities	—	—	20,971
Cost of equity trading securities acquired	—	—	(20,000)
Interest credited to policyholder account values	224,183	223,446	221,301
Universal life and investment-type product policy fees	(381,643)	(358,784)	(328,391)
Capitalization of deferred policy acquisition costs	(244,760)	(238,576)	(243,048)
Amortization of deferred policy acquisition costs	189,825	151,747	97,184
Amortization and depreciation	7,499	8,107	6,524
Net realized losses on investments and derivative instruments	25,008	1,664	622
Change in value of trading securities	42	136	(754)
Deferred federal income tax expense	166,999	25,978	52,531
Increase in accrued investment income	(3,455)	(1,340)	(1,836)
Increase in other assets and reinsurance recoverable	(741,357)	(251,340)	(430,180)
Increase in policyholder liabilities	687,910	593,049	562,121
Increase in policyholders’ dividend accumulations and other funds	5,812	17,131	32,851
(Decrease) increase in federal income tax recoverable	(9,081)	19,121	(29,608)
Increase in other liabilities	17,354	92,793	64,632
Other, net	372	(102)	264

Net cash provided by operating activities	425,494	415,095	246,195

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	145,018	187,339	133,520
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,275	533,888	606,530
Proceeds from sale of available-for-sale equity securities	7,888	4,225	8,932
Proceeds from maturity of fixed maturity held-to-maturity securities	35,800	31,000	32,000
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	75,974	126,372	53,865
Proceeds from repayment of mortgage loans on real estate	195,250	186,849	196,982
Proceeds from sale of real estate	436	—	3,320
Cost of fixed maturity available-for-sale securities acquired	(1,486,153)	(1,163,163)	(1,100,216)
Cost of available-for-sale equity securities acquired	(6,428)	(3,000)	(24,305)
Cost of fixed maturity held-to-maturity securities acquired	(185,231)	(146,008)	(199,320)
Cost of mortgage loans on real estate acquired	(183,395)	(185,581)	(135,732)
Cost of real estate acquired	—	(3,396)	(3,556)
Derivative payments, net	(15,735)	(3,572)	(6,778)
Change in payables for securities lending collateral, net	84,323	(46,728)	39,383
Net (decrease) increase in short-term investments	(15,216)	6,847	(7,323)
Change in policy loans, net	(73,678)	(55,995)	(54,777)
Change in other long-term invested assets, net	(38,583)	(17,886)	(28,832)

Net cash used in investing activities	(853,455)	(548,809)	(486,307)

Cash flows from financing activities:
Universal life and investment product account deposits	2,302,207	2,728,374	3,069,999
Universal life and investment product account withdrawals	(1,805,519)	(2,439,295)	(2,710,636)
Dividends paid to parent	(75,000)	(90,000)	(60,000)

Net cash provided by financing activities	421,688	199,079	299,363

Net (decrease) increase in cash and cash equivalents	(6,273)	65,365	59,251
Cash and cash equivalents, beginning of year	557,039	491,674	432,423

Cash and cash equivalents, end of year	$550,766	557,039	491,674

Supplemental disclosures:
Federal income tax (received) paid	$(196)	(7,842)	55,847
Interest paid on notes payable	22,011	22,011	22,011

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company”.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health (disability), and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts, fixed annuity contracts and fixed indexed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 39 years and the estimated useful life for building improvements is 5 to 15 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $22,427 and $22,862 at December 31, 2016 and 2015, respectively. Accumulated depreciation was $1,778 and $1,087 at December 31, 2016 and 2015, respectively. Related depreciation expense was $492, $655, and $486 for the years ended December 31, 2016, 2015, and 2014, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 at December 31, 2016 and 2015.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

New Market Tax Credits, which are associated with other long-term investments, are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited liability companies, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company sells variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income. See Note 9 for further information on the DAC unlocking adjustment made in 2016.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 12 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $2,636,316 and $1,945,276 as of December 31, 2016 and 2015, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(h)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $27,046 and $24,354 at December 31, 2016 and 2015, respectively. Accumulated depreciation of equipment was $15,239 and $13,261 at December 31, 2016 and 2015, respectively. Related depreciation expense was $1,416, $1,190 and $2,829 for the years ended December 31, 2016, 2015 and 2014, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $4,656 and $4,625 at December 31, 2016 and 2015, respectively. Accumulated amortization of computer software and hardware was $3,481 and $3,041 at December 31, 2016 and 2015, respectively. Related amortization expense was $1,132, $969 and $1,522 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $775 and $1,218 of capital projects in process recorded in other assets at December 31, 2016 and 2015, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $755 of goodwill recorded in other assets at December 31, 2016 and 2015.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2016 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(m)	Other Income

The Company earns sales load fees on the sale of variable, fixed and fixed indexed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 11.3%, 10.5% and 9.5% of the Company’s ordinary life insurance in force as of December 31, 2016, 2015 and 2014, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In January 2016, the Company adopted Accounting Standards Update (“ASU”) 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs of $3,037 from other assets to notes payable in the Company’s 2015 consolidated financial statements. See Note 13 for further information on the change in presentation.

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. This guidance is effective for the annual period ending after December 15, 2016. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Future Adoption of New Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance will not have any impact on the Company’s consolidated financial statements, except for expanded disclosures.

In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control, ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The new guidance is effective for fiscal years beginning after December 15, 2016 and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In August 2016, the FASB issued new guidance on cash flow statement presentation, ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively to all periods presented. Early adoption is permitted. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses would be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this standard.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Early adoption is permitted. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating any contractual arrangements which would fall into the scope of Topic 606.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(t)	Reclassifications

Certain amounts in the prior years presented have been reclassified to conform to the current year financial statement presentation. These reclassifications have no effect on previously reported results of operations or equity.

(u)	Subsequent Events

The Company has evaluated subsequent events through April 11, 2017, the date that the consolidated financial statements were available to be issued.

See Note 13 for additional disclosures on a subsequent event related to increasing the capacity of the credit facility ONFS entered into in April 2016.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

The U.S. Department of Labor (“DOL”) adopted new regulations, applicable on June 9, 2017, which impose a heightened fiduciary duty standard of care when an advisor recommends the sale of investment or insurance products/services to 401(k) plans sold to employers, individual annuities sold to policyholders for their 401(k) plans as well as individual retirement accounts (“IRAs”). On February 10, 2017, a Presidential Memorandum was issued, directing the DOL to review these regulations. In response, the DOL is considering a delay in the applicability date. If the DOL determines that the regulations are inconsistent with the priorities of the Trump Administration, the DOL could modify or terminate this regulation. A significant portion of our annuity sales are to IRA holders. This final regulation, if left unchanged, will negatively impact our Retirement Plan sales and our sales of individual annuities to 401(k) plan participants and IRA holders, which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% and 14% of total individual annuity reserves as of December 31, 2016 and 2015, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Other	Deferred
	retirement	benefits and	policyholder	acquisition	Unrealized
	benefits	claims	funds	costs	gains (losses)	Total
December 31, 2014	$(18,965)	(9,108)	—	(85,461)	296,109	182,575
Other comprehensive (loss) income before reclassifications	(921)	5,542	—	47,123	(147,084)	(95,340)
Amounts reclassified from accumulated other comprehensive income	1,411	—	—	—	(5,043)	(3,632)

Change	490	5,542	—	47,123	(152,127)	(98,972)

December 31, 2015	$(18,475)	(3,566)	—	(38,338)	143,982	83,603
Other comprehensive (loss) income before reclassifications	(6,889)	(779)	5,775	(3,275)	32,191	27,023
Amounts reclassified from accumulated other comprehensive income	1,749	—	—	—	(3,623)	(1,874)

Change	(5,140)	(779)	5,775	(3,275)	28,568	25,149

December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550	108,752

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2016	2015	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(2,819)	(2,299)	Other operating costs and expenses

	(2,691)	(2,171)	Loss before income taxes
	942	760	Income tax current benefit

	(1,749)	(1,411)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	5,574	7,758	Realized gains, excluding other-than-temporary impairment losses on securities

	(1,951)	(2,715)	Income tax current expense

	3,623	5,043	Net gain

Total reclassification for the year	$1,874	3,632	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, and embedded derivatives associated with living benefit contracts.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,472	72,884	—	88,356
Obligations of states and political subdivisions	—	946,955	—	946,955
Debt securities issued by foreign governments	—	9,480	—	9,480
Corporate	—	4,696,274	1,974	4,698,248
Asset-backed	—	959,027	61,142	1,020,169
Mortgage-backed	—	1,167,434	5,776	1,173,210
Equity securities	1,053	85,659	—	86,712
Trading securities:
Fixed maturity securities:
Corporate	—	1,381	—	1,381
Asset-backed	—	121	—	121
Mortgage-backed	—	7	—	7
Other long-term investments:
Derivative assets:
Equity futures	5,359	—	—	5,359
Currency futures	8,961	—	—	8,961
Equity put options	—	11,391	—	11,391
Equity index call options	—	352	—	352
Swap	—	1,415	—	1,415
Swaptions	—	13,159	—	13,159
Short-term investments securities lending collateral	—	274,480	—	274,480
Short-term investments	54,086	—	—	54,086
Cash	254,787	21,499	—	276,286
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,309,900	1,309,900
GLWB reinsurance contracts	—	—	19,129	19,129
GMAB reinsurance contracts	—	—	5,860	5,860
GMAB/GMWB embedded derivatives[1]	—	—	1,367	1,367
Assets held in separate accounts	21,445,741	—	—	21,445,741

Total assets	$21,785,459	8,261,518	1,405,148	31,452,125

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	5,831	5,831
GLWB embedded derivatives	—	—	19,129	19,129
Derivative liabilities:
Equity futures	9,221	—	—	9,221

Total liabilities	$9,221	—	24,960	34,181

[1] GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2] All GMAB riders excluding indicator P. These reserves remained positive and were classified as a liability.

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,963	76,052	—	92,015
Obligations of states and political subdivisions	—	849,355	—	849,355
Corporate	—	4,308,810	3,037	4,311,847
Asset-backed	—	661,346	79,902	741,248
Mortgage-backed	—	1,154,265	5,914	1,160,179
Equity securities	520	89,129	—	89,649
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Equity futures	3,762	—	—	3,762
Currency futures	4,847	—	—	4,847
Equity put options	—	22,089	—	22,089
Swap	—	1,636	—	1,636
Short-term investments securities lending collateral	—	190,157	—	190,157
Short-term investments	38,870	—	—	38,870
Cash	345,383	21,499	—	366,882
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	683,947	683,947
GLWB reinsurance contracts	—	—	74,372	74,372
GMAB reinsurance contracts	—	—	12,866	12,866
Assets held in separate accounts	20,494,720	—	—	20,494,720

Total assets	$20,904,066	7,376,824	860,038	29,140,928

Liabilities
GMAB/GMWB embedded derivatives	$—	—	12,800	12,800
GLWB embedded derivatives	—	—	74,372	74,372
Derivative liabilities:
Equity futures	8,477	—	—	8,477
Currency futures	1,281	—	—	1,281

Total liabilities	$9,758	—	87,172	96,930

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2016, 86.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 1.4% from the Company’s internal pricing matrices and 12.2% from other sources.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2016 and 2015, the Company had reverse repurchase agreements outstanding with a total carrying value of $58,500 and $158,500, respectively, recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets.    Non-cash collateral on deposit with the third-party custodian on our behalf was $59,671 and $161,670 at December 31, 2016 and 2015, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance	assets
Assets
December 31, 2014	$41,164	101,555	3,042	8,734	524,146	53,852	6,213	738,706
Net investment gains (losses):
In earnings (realized and unrealized)[1]	62	(317)	—	(8,734)	159,801	20,520	6,653	177,985
Unrealized in OCI[2]	(82)	(249)	(84)	—	—	—	—	(415)
Purchases	—	392	6,000	—	—	—	—	6,392
Settlements	(2,290)	(13,165)	(2)	—	—	—	—	(15,457)
Transfers into Level 3	—	50	—	—	—	—	—	50
Transfers out of Level 3	(35,817)	(8,364)	(3,042)	—	—	—	—	(47,223)

December 31, 2015	3,037	79,902	5,914	—	683,947	74,372	12,866	860,038
Net investment gains (losses):
In earnings (realized and unrealized)[1]	67	(194)	(1)	1,367	625,953	(55,243)	(7,006)	564,943
Unrealized in OCI[2]	13	587	61	—	—	—	—	661
Purchases	—	5,000	—	—	—	—	—	5,000
Settlements	(1,206)	(22,967)	(198)	—	—	—	—	(24,371)
Transfers into Level 3	2,000	14,367	—	—	—	—	—	16,367
Transfers out of Level 3	(1,937)	(15,553)	—	—	—	—	—	(17,490)

December 31, 2016	$1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148

Change in unrealized gains (losses):
Still held at December 31:
2015	$109	(150)	—	(8,734)	159,801	20,520	6,653	178,199

2016	$67	(145)	(1)	1,367	625,953	(55,243)	(7,006)	564,992

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB liabilities reclassed as assets due to negative liability balances.

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/	GLWB
	GMWB	GMWB
	reinsurance	embedded	embedded	Total
	contracts	derivatives	derivatives	liabilities
Liabilities
December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	8,734	(3,615)	(20,520)	(15,401)

December 31, 2015	—	(12,800)	(74,372)	(87,172)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	6,969	55,243	62,212

December 31, 2016	$—	(5,831)	(19,129)	(24,960)

Change in unrealized gains (losses):
Still held at December 31:
2015	$8,734	(3,615)	(20,520)	(15,401)

2016	$—	6,969	55,243	62,212

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description	inputs	average	fair value
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$40,103	Market pricing	Market prices	24-108	94	Increase

Reinsurance recoverable:
GMIB reinsurance contracts	1,309,900	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	0.8% - 3.3%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.88%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB reinsurance contracts	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GMAB reinsurance contracts	5,860	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%		Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/ range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets (cont.):
GMAB/GMWB embedded derivatives[1]	1,367	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

Liabilities:
GMAB/GMWB embedded derivatives	$5,831	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB embedded derivatives	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

[1]	GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/ range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$59,661	Market pricing	Market prices	16 - 107	97	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	0%	0%	Decrease
			Discount rate	5.82%	5.82%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	683,947	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 22.8%	*	Decrease
			duration 11+	8.1% - 15.3%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.77%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB reinsurance contracts	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GMAB reinsurance contracts	12,866	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Liabilities:
GMAB/GMWB embedded derivatives	$12,800	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB embedded derivatives	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Utilization rates	0% - 100%	*	Increase
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$2,000	1,937
Asset-backed	14,367	15,553

2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	35,817
Asset-backed	50	8,364
Mortgage-backed	—	3,042

During the years ended December 31, 2016 and 2015, the Company transferred investments totaling $16,367 and $50, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2016 and 2015, the Company transferred investments totaling $17,490 and $47,223, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2016 or 2015. There were no transfers out of Level 1 in 2016 or 2015.

Fair Value Measurement on a Nonrecurring Basis

In 2016 and 2015, the Company impaired three and one fixed maturity held-to-maturity securities respectively, resulting in a nonrecurring fair value measurement of those securities. During 2016, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2016
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	16,900	—	16,900	5,100

Total assets	$—	16,900	—	16,900	5,100

2015
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,439	1,439	768

Total assets	$—	—	1,439	1,439	768

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2016
Assets:
Fixed maturity held-to-maturity securities	$1,284,770	1,320,612	—	1,290,679	29,933
Mortgage loans on real estate	1,159,432	1,178,709	—	—	1,178,709
Policy loans	573,875	639,257	—	—	639,257
Liabilities:
Investment contracts	2,412,220	3,245,336	—	3,245,336	—
Policyholders’ dividend accumulations and other policyholder funds	155,875	155,875	155,875	—	—
Notes payable	306,629	371,530	—	371,530	—
2015
Assets:
Fixed maturity held-to-maturity securities	$1,217,546	1,258,043	—	1,252,804	5,239
Mortgage loans on real estate	1,171,297	1,210,152	—	—	1,210,152
Policy loans	500,197	582,071	—	—	582,071
Liabilities:
Investment contracts	2,801,855	3,115,317	—	3,115,317	—
Policyholders’ dividend accumulations and other policyholder funds	158,048	158,048	158,048	—	—
Notes payable	306,433	375,735	—	375,735	—

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities by sector as of December 31 is as follows:

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$81,205	7,401	(250)	88,356	—
Obligations of states and political subdivisions	926,990	30,510	(10,545)	946,955	—
Debt securities issued by foreign governments	9,870	—	(390)	9,480	—
Corporate	4,473,070	264,164	(38,986)	4,698,248	—
Asset-backed	1,007,216	21,701	(8,748)	1,020,169	(16,194)
Mortgage-backed	1,159,673	29,199	(15,662)	1,173,210	(25,546)

Total fixed maturity securities	$7,658,024	352,975	(74,581)	7,936,418	(41,740)

Equity securities	$84,340	4,058	(1,686)	86,712	—

Trading securities:
Fixed maturity securities:
Corporate	$1,274	107	—	1,381	—
Asset-backed	116	5	—	121	—
Mortgage-backed	7	—	—	7	—

Total fixed maturity securities	$1,397	112	—	1,509	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$7,512	654	—	8,166	—
Obligations of states and political subdivisions	1,505	311	—	1,816	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,264,431	46,424	(12,255)	1,298,600	—
Asset-backed	10,322	670	—	10,992	—

Total held-to-maturity	$1,284,770	48,097	(12,255)	1,320,612	—

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$83,175	9,042	(202)	92,015	—
Obligations of states and political subdivisions	823,466	32,869	(6,980)	849,355	—
Corporate	4,154,645	248,892	(91,690)	4,311,847	—
Asset-backed	725,334	20,341	(4,427)	741,248	(21,060)
Mortgage-backed	1,137,392	35,765	(12,978)	1,160,179	(27,610)

Total fixed maturity securities	$6,924,012	346,909	(116,277)	7,154,644	(48,670)

Equity securities	$85,411	5,335	(1,097)	89,649	—

Trading securities:
Fixed maturity securities:
Obligations of states and Corporate	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,213	758	—	8,971	—
Obligations of states and political subdivisions	1,610	334	—	1,944	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,203,015	51,282	(12,031)	1,242,266	—
Asset-backed	3,708	116	—	3,824	—

Total held-to-maturity	$1,217,546	52,528	(12,031)	1,258,043	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 94.9% and 96.0% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2016 and 2015, respectively.

Investments with a fair value of $16,035 and $16,456 as of December 31, 2016 and 2015, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2016.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$186,292	191,376	—	—	54,096	54,657
Due after one year through five years	1,518,937	1,599,809	1,281	1,388	404,157	424,536
Due after five years through ten years	2,601,466	2,649,263	—	—	621,216	631,654
Due after ten years	3,351,329	3,495,970	116	121	205,301	209,765

Total	$7,658,024	7,936,418	1,397	1,509	1,284,770	1,320,612

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2016
U.S. Treasury securities and obligations of U.S. government	$17,809	(250)	—	—	17,809	(250)
Obligations of states and political subdivisions	308,803	(10,368)	7,455	(177)	316,258	(10,545)
Debt securities issued by foreign governments	9,480	(390)	—	—	9,480	(390)
Corporate	1,272,354	(37,479)	180,986	(13,762)	1,453,340	(51,241)
Asset-backed	413,308	(6,811)	67,290	(1,937)	480,598	(8,748)
Mortgage-backed	537,939	(13,341)	37,234	(2,321)	575,173	(15,662)

Total fixed maturity securities	2,559,693	(68,639)	292,965	(18,197)	2,852,658	(86,836)
Equity securities	17,872	(1,229)	3,476	(457)	21,348	(1,686)

Total	$2,577,565	(69,868)	296,441	(18,654)	2,874,006	(88,522)

2015
U.S. Treasury securities and obligations of U.S. government	$14,200	(202)	—	—	14,200	(202)
Obligations of states and political subdivisions	236,544	(6,428)	15,287	(552)	251,831	(6,980)
Corporate	1,339,110	(78,072)	107,748	(25,652)	1,446,858	(103,724)
Asset-backed	378,236	(4,255)	13,148	(172)	391,384	(4,427)
Mortgage-backed	376,538	(8,131)	110,538	(4,847)	487,076	(12,978)

Total fixed maturity securities	2,344,628	(97,088)	246,721	(31,223)	2,591,349	(128,311)
Equity securities	10,478	(951)	2,861	(146)	13,339	(1,097)

Total	$2,355,106	(98,039)	249,582	(31,369)	2,604,688	(129,408)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Less than	12 months		Number of
Unrealized losses	12 months	or longer	Total	securities
2016
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(250)	—	(250)	10
Obligations of states and political subdivisions	(10,368)	(177)	(10,545)	145
Debt securities issued by foreign governments	(390)	—	(390)	1
Corporate	(37,479)	(10,948)	(48,427)	733
Asset-backed	(6,811)	(1,905)	(8,716)	165
Mortgage-backed	(13,341)	(2,248)	(15,589)	160
Below 80%:
Corporate	—	(2,814)	(2,814)	5
Asset-backed	—	(32)	(32)	2
Mortgage-backed	—	(73)	(73)	4

Total	$(68,639)	(18,197)	(86,836)	1,225

2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(202)	—	(202)	8
Obligations of states and political subdivisions	(6,428)	(552)	(6,980)	122
Corporate	(56,441)	(10,002)	(66,443)	709
Asset-backed	(4,255)	(172)	(4,427)	147
Mortgage-backed	(8,131)	(4,847)	(12,978)	139
Below 80%:
Corporate	(21,631)	(15,650)	(37,281)	69

Total	$(97,088)	(31,223)	(128,311)	1,194

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2016 and 2015 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2015 to December 31, 2016 due to tighter credit spreads. Additionally, unrealized losses declined in certain industry sectors (i.e. energy, oil, mining) due to overall sector recoveries in value. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2016	2015
Commercial mortgage loans	$1,162,373	1,174,586
Valuation allowance	2,941	3,289

Net carrying value	$1,159,432	1,171,297

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.2% as of December 31, 2016 and 2015.

As of December 31, 2016, loans in the states of Texas exceeded 10.0% of the total loan portfolio and had a carrying value of $142,017. As of December 31, 2015, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $134,207 and $119,139, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,450 and $2,400 in 2016 and 2015, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2016
0% - 50%	$236,144	81,875	158,377	139,748	47,367	2,579	666,090
50% - 60%	22,949	14,952	55,663	52,749	25,938	7,121	179,372
60% - 70%	—	2,425	61,178	71,448	43,343	4,696	183,090
70% - 80%	1,097	—	10,336	66,069	32,365	—	109,867
80% and greater	—	—	—	5,635	10,808	4,570	21,013

Total	$260,190	99,252	285,554	335,649	159,821	18,966	1,159,432

2015
0% - 50%	$202,325	73,641	159,566	163,732	57,278	7,284	663,826
50% - 60%	19,270	19,432	76,743	64,695	36,883	7,975	224,998
60% - 70%	13,997	5,068	35,795	70,042	42,895	5,792	173,589
70% - 80%	1,001	—	4,122	68,695	11,271	666	85,755
80% and greater	7,035	—	—	7,379	7,067	1,648	23,129

Total	$243,628	98,141	276,226	374,543	155,394	23,365	1,171,297

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2016 or 2015.

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2016	2015
Beginning balance	$3,289	3,816
Provision	(30)	(527)
Charge-offs	(318)	—

Ending balance	$2,941	3,289

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2016	$1,834	—	—	1,834	1,157,598	1,159,432	—

2015	$10,481	—	—	10,481	1,160,816	1,171,297	—

Performance, Impairment and Foreclosures

At December 31, 2016 and 2015, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2016 and 2015. There were mortgage loan write downs of $530 in 2014.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2016 and 2015.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

		Unpaid		Average	Interest
	Recorded	principal	Related	recorded	income
	investment	balance	allowance	investment	recognized
2016
With an allowance recorded:
Commercial mortgages	$2,267	2,301	(34)	2,434	159

2015
With an allowance recorded:
Commercial mortgages	$2,601	2,953	(352)	3,131	161

In 2016 and 2015, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $24,717 and $25,405 as of December 31, 2016 and 2015, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2016	2015
Venture capital partnerships	$3,645	5,680
Derivative instruments	40,637	32,334
Receivable for securities	2,611	1,775

Total	$46,893	39,789

Securities Lending

As of December 31, 2016 and 2015, the Company received $274,480 and $190,157, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, the Company had loaned securities with a fair value of $266,068 and $175,301, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2016	2015	2014
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$334,206	325,098	316,602
Equity securities	4,150	4,479	3,744
Fixed maturity trading securities	105	170	319
Fixed maturity held-to-maturity securities	63,182	67,487	65,422
Mortgage loans on real estate	65,402	70,039	74,978
Real estate	3,150	3,285	2,902
Policy loans	25,975	22,566	20,470
Short-term investments	2,429	1,547	1,013

Total gross investment income	498,599	494,671	485,450
Interest expense	(22,207)	(22,088)	(22,087)
Other investment expenses	(12,334)	(10,365)	(11,244)

Net investment income	$464,058	462,218	452,119

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2016	2015	2014
Securities available-for-sale:
Fixed maturity securities	$3,981	532	13,859
Equity securities	382	(266)	(562)
Fixed maturity trading securities	16	—	—
Fixed maturity held-to-maturity securities	(6,025)	99	(6,415)
Mortgage loans on real estate	(318)	—	(211)
Derivative instruments	(23,264)	(2,556)	(6,980)
Real estate	—	—	(27)
Long-term	(128)	—	—

Total realized losses on investments	(25,356)	(2,191)	(336)
Change in allowances for mortgage loans on real estate	348	527	(286)

Net realized losses on investments	$(25,008)	(1,664)	(622)

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $7,993, $10,513, and $10,283 for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, fixed maturity securities with a carrying value of $163,412, which had a cumulative write-down of $60,666 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTTI	OCI	earnings
2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2016	2015	2014
Cumulative credit loss, beginning of year	$57,290	53,243	65,068
New credit losses	6,803	5,675	7,591
Change in credit losses on securities included in the beginning balance	1,190	4,838	2,692

Subtotal	65,283	63,756	75,351
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	4,617	6,466	22,108

Cumulative credit loss, end of year	$60,666	57,290	53,243

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2016	2015	2014
Proceeds from the sale and maturity	$524,075	663,656	609,870

Gross realized gains on the sale and maturity	$6,507	8,456	4,448

Gross realized losses on the sale and maturity	$(2,003)	(1,853)	(622)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one, one and four held-to-maturity securities in 2016, 2015 and 2014, respectively. Proceeds from the sale of those securities were $4,150, $11,000 and $7,090 in 2016, 2015 and 2014, respectively. There were net losses realized on the sale of those securities of $850, $0, and $759 in 2016, 2015 and 2014, respectively.

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2016	2015	2014
Securities available-for-sale:
Fixed maturity securities	$47,762	(251,152)	232,794
Equity securities	(1,866)	2,650	5,954

Change in net unrealized gains	$45,896	(248,502)	238,748

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains) on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

	2015	2014	Change
Securities available for sale	$234,870	483,456	(248,586)
Unrealized losses related to closed block	(19,611)	(33,624)	14,013
Unrealized losses on derivatives	84	—	84
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized losses related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity products.

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year calls. The custom Barclays instrument is a three year call. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In August 2016, the Company entered into an interest rate swaption hedging program. The program entails the monthly purchase of $5 million swaptions over a twelve month period. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In December 2015, the Company entered into an S&P 500 total return swap agreement. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. The agreement terminated on March 9, 2016 and resulted in a gain of $18.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives did not meet the definition of a hedge, it was treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as		2016	2015
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$8,961	4,847
Equity futures	Other long-term investments	5,359	3,762
Equity put options	Other long-term investments	11,391	22,089
Equity index call options	Other long-term investments	352	—
Equity swaps	Other long-term investments	1,415	1,636
Swaptions	Other long-term investments	13,159	—
GMIB reinsurance contracts	Reinsurance recoverable	1,309,900	683,947
GLWB reinsurance contracts	Reinsurance recoverable	19,129	74,372
GMAB reinsurance contracts	Reinsurance recoverable	5,860	12,866
GMAB/GMWB embedded derivatives[1]	Other assets	1,367	—

Total		$1,376,893	803,519

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$19,129	74,372
GMAB/GMWB embedded derivatives	Future policy benefits and claims	5,831	12,800
Currency futures	Other liabilities	—	1,281
Equity futures	Other liabilities	9,221	8,477

Total		$34,181	96,930

[1]	GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2016	2015	2014
Interest rate futures	Net realized gains (losses): derivative instruments	$—	—	560
Currency futures[1]	Net realized gains (losses): derivative instruments	2,118	1,241	1,490
Equity futures[1]	Net realized gains (losses): derivative instruments	(17,426)	(3,396)	(8,079)
Equity put options	Net realized gains (losses): derivative instruments	(744)	(639)	(951)
Equity index call options	Net realized gains (losses): derivative instruments	21	—	—
Equity swaps	Net realized gains (losses): derivative instruments	215	238	—
Swaptions	Net realized gains (losses): derivative instruments	(7,448)	—	—
GMIB reinsurance contracts	Benefits and claims	625,953	159,801	232,452
GMAB/GMWB embedded derivatives	Benefits and claims	1,367	(8,734)	8,734
GMAB reinsurance contracts	Benefits and claims	(6,949)	15,330	(22,720)
GMAB/GMWB embedded derivatives	Benefits and claims	6,969	(3,558)	13,336
GLWB reinsurance contracts	Benefits and claims	(55,243)	20,520	65,916
GLWB embedded derivatives	Benefits and claims	55,243	(20,520)	(65,916)

Total		$604,076	160,283	224,822

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 12).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2016 and 2015, a non-affiliated reinsurer held assets in trust with an estimated fair value of $822,336 and $855,096, respectively, and a letter of credit of $240,494 and $142,100, respectively. As of December 31, 2016 and 2015, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,239 and $7,231, respectively, a letter of credit of $365,000 and $160,000, respectively and funds withheld assets of $115,819 and $149,566, respectively.

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2016 and 2015 were as follows:

	2016	2015
Balance - beginning of year	$1,515,379	1,364,348
Acquisition costs deferred	244,760	238,578
Amortization	(215,723)	(160,044)
Unrealized investment (losses) gains	(5,037)	72,497

Balance - end of year	$1,539,379	1,515,379

As a result of claims emergence in late 2015 and into 2016, during 2016, the Company performed a holistic review of variable annuity policyholder behavior experience with an emphasis on how the presence of riders such as GMIBs and GLWBs influence that behavior. Based on the results of the experience study, updates were made to assumptions and modeling of partial withdrawals, GLWB utilization, GMIB utilization, GMIB/GLWB claim calculations and full surrenders.

(10) Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% of the total liability for future policy benefits as of December 31, 2016 and 2015. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.4%, 3.6% and 3.6% for the years ended December 31, 2016, 2015 and 2014, respectively. Approximately 38% and 43%, as of December 31, 2016 and 2015, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2016 and 2015, this reserve balance was $33,178 and $27,572, respectively.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,137,673	—	—	3,579,092
Separate account value	$6,712,493	—	—	3,567,807
Net amount at risk [1]	$54,529	—	—	613
Weighted average attained age of contract holders	66	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,034,991	—	—	13,572
Separate account value	$1,019,551	—	—	12,539
Net amount at risk [1]	$195,402	—	—	48
Weighted average attained age of contract holders	72	—	—	72

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,067,251	8,750,238	8,656,732	—
Separate account value	$3,047,169	8,625,132	8,595,378	—
Net amount at risk [1]	$88,381	—	—	—
Weighted average attained age of contract holders	68	67	65	—

Return of highest anniversary value
Total account value	$9,745,205	—	—	—
Separate account value	$9,447,205	—	—	—
Net amount at risk [1]	$137,580	—	—	—
Weighted average attained age of contract holders	66	—	—	—

Total
Total account value	$20,985,120	8,750,238	8,656,732	3,592,664
Separate account value	$20,226,418	8,625,132	8,595,378	3,580,346
Net amount at risk [1]	$475,892	—	—	661
Weighted average attained age of contract holders	67	67	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2015
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$6,632,888	—	—	3,539,880
Separate account value	$6,309,327	—	—	3,510,680
Net amount at risk [1]	$77,582	—	—	1,912
Weighted average attained age of contract holders	65	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,040,270	—	—	19,429
Separate account value	$1,025,861	—	—	17,759
Net amount at risk [1]	$189,919	—	—	175
Weighted average attained age of contract holders	71	—	—	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,049,207	8,805,587	7,975,144	—
Separate account value	$3,028,070	8,683,422	7,901,530	—
Net amount at risk [1]	$81,435	—	—	—
Weighted average attained age of contract holders	67	66	65	—

Return of highest anniversary value
Total account value	$9,313,700	—	—	—
Separate account value	$9,015,311	—	—	—
Net amount at risk [1]	$318,638	—	—	—
Weighted average attained age of contract holders	65	—	—	—

Total
Total account value	$20,036,065	8,805,587	7,975,144	3,559,309
Separate account value	$19,378,569	8,683,422	7,901,530	3,528,439
Net amount at risk [1]	$667,574	—	—	2,087
Weighted average attained age of contract holders	66	66	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2016 and 2015.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2016	2015
Mutual funds:
Bond	$5,654,301	5,502,305
Equity	13,626,097	13,058,902
Money market	946,020	817,362

Total	$20,226,418	19,378,569

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at January 1, 2014	$21,278	(196,169)	—	2,322
Incurred claims	13,854	481	—	—
Paid claims	(13,854)	(481)	—	—
Other [1]	4,200	(126,231)	8	650

Balance at December 31, 2014	$25,478	(322,400)	8	2,972

Incurred claims	18,690	5,554	—	41
Paid claims	(18,690)	(5,554)	—	(41)
Other [1]	7,806	(41,963)	31	(2,981)

Balance at December 31, 2015	$33,284	(364,363)	39	(9)

Incurred claims	9,174	(3,117)	(435)	371
Paid claims	(9,174)	3,117	435	(371)
Other [1]	2,139	(535,494)	26	(1,387)

Balance at December 31, 2016	$35,423	(899,857)	65	(1,396)

[1]

The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2016, direct G reserves were $836,351, ceded G reserves were $1,702,116 and net G reserves were $(865,765). As of December 31, 2015, direct G reserves were $670,340, ceded G reserves were $1,001,389 and net G reserves were $(331,049). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 19% of gross earned life and accident and health premiums during 2016, 2015 and 2014, respectively.

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $342,265 and $375,831 as of December 31, 2016 and 2015, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. This agreement was accounted for using deposit accounting. At the inception of this agreement, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liability and expense related to this agreement was $275 at and as of December 31, 2016. There were no such agreements as of December 31, 2015.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. Until July 2014 the Company assumed certain accident and health insurance policies issued by ONLAC. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2016	2015	2014
Direct premiums	$802,858	703,493	630,079
Reinsurance assumed - external	1,593	1,873	1,966
Reinsurance assumed - intercompany	311,233	291,783	292,754
Reinsurance ceded - external	(221,544)	(209,300)	(182,699)
Reinsurance ceded - intercompany	(311,233)	(291,783)	(292,754)

Net premiums earned	$582,907	496,066	449,346

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2016	2015	2014
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$161,362	152,540	143,802
Net realized gains:
Derivative instruments:
FWH under reinsurance	205,752	33,687	62,375
Benefits and claims:
Benefits incurred	14,788	6,701	2,043
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$353,627	287,952	175,541
Cost of reinsurance, 2010 activity	58,548	37,325	44,430
Cost of reinsurance, 2011 activity	33,588	30,006	34,450
Cost of reinsurance, 2013 activity	6,875	7,332	7,710
Policy and contract claims	340	444	192
Other liabilities:
FWH under reinsurance:
Margin account and put options	102,379	141,583	91,813
Unrealized gains (losses) derivative instruments	13,440	7,982	2,385
Premiums payable	13,697	13,116	12,252

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2016	2015
Surplus notes
6.875% fixed rate due 2042	$247,171	$247,061
5.000% fixed rate due 2031	3,899	3,859
5.800% fixed rate due 2027	5,855	5,840
8.500% fixed rate due 2026	49,704	49,673

Total notes payable	$306,629	$306,433

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC. See Note 3(s) for further information on the presentation of debt issuance costs.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,088 and $22,087 during the years ended December 31, 2016, 2015, and 2014, respectively. There was no interest paid to ONFS in 2016, 2015 or 2014. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONFS had a revolving credit facility of $150,000 at December 31, 2015, established for the purpose of issuing letters of credit. ONFS utilized $5,000 of this facility as of December 31, 2015 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

ONFS had another revolving credit facility of $170,000 at December 31, 2015. ONFS utilized $155,000 of this facility as of December 31, 2015 to secure letters of credit for SYRE with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In April 2016, ONFS obtained a new $525,000 senior unsecured, syndicated credit facility. The new credit facility replaces the two credit facilities in existence at the time and was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. ONFS utilized $365,000 of this facility as of December 31, 2016 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles. In March 2017, ONFS increased this credit facility by $50,000 to $575,000.

There was no interest or fees paid on these lines of credit in 2016, 2015 and 2014.

(14)	Income Taxes

The provision for income taxes is as follows:

	2016	2015	2014
Current (benefit) expense	$(7,354)	13,170	31,734
Deferred expense	166,999	25,978	52,531

Provision for income taxes	$159,645	39,148	84,265

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Pre-tax income times U.S. enacted tax rate	$223,824	59,077	112,403
Tax-preferred investment income [1]	(62,022)	(23,332)	(24,560)
Transfer pricing	(6,700)	(3,924)	(3,395)
Distribution in excess of subsidiary earnings	—	4,778	—
Tax contingencies	2,298	—	—
Other, net	2,245	2,549	(183)

Provision for income taxes	$159,645	39,148	84,265

Effective tax rate	25.0%	23.2%	26.2%

[1]	Separate Accounts Dividends Received Deduction and Tax Credit provision to return true-up errors booked in 2016 related to the 2012-2015 amended federal returns.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2016, 2015 and 2014 tax returns, the Company recognized an income tax benefit of $24,613, $30,435 and $26,802, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015
Deferred tax assets:
Pension and benefit obligations	$24,020	19,182
Future policy benefits	1,225,617	1,133,503
Tax credits [1]	46,946	4,491
Other	2,964	9,232

Total gross deferred tax assets	1,299,547	1,166,408
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,299,547	1,166,408

Deferred tax liabilities:
Investments	89,102	68,844
Deferred policy acquisition costs	394,393	394,488
Reinsurance recoverable	1,376,487	1,082,471
Other	5,751	5,647

Total gross deferred tax liabilities	1,865,733	1,551,450

Net deferred tax liability	$566,186	385,042

[1]	Increase primarily related to Tax Credit provision to return true-up errors booked in 2016 related to the 2012-2015 amended federal returns.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2016 and 2015, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2016, the Company established $2,298 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2016. As of December 31, 2016, the Company has tax credit carryforwards of $29,691 expiring in years 2023 through 2036. As of December 31, 2015, the Company has tax credit carryforwards of $21,015 expiring in years 2023 through 2035. In addition, the Company has alternative minimum tax credit carryforwards of $17,255 with no expiration.

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2016 and 2015.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2016 and 2015.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2016 and 2015.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2016 and 2015.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2016	2015	2016	2015
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$76,597	81,678	6,279	5,018
Service cost	2,106	2,408	75	44
Interest cost	4,014	3,779	379	220
Actuarial loss (gain)	9,525	(4,750)	1,396	1,197
Benefits paid*	(2,461)	(6,518)	(211)	(200)

Projected benefit obligation at end of year	$89,781	76,597	7,918	6,279

Accumulated benefit obligation	$73,507	61,537

Change in plan assets:
Fair value of plan assets at beginning of year	$54,273	56,355	—	—
Plan sponsor contribution	4,485	5,000	—	—
Actual return on plan assets	4,031	(1,162)	—	—
Benefits and expenses paid	(2,313)	(5,920)	—	—

Fair value of plan assets at end of year	$60,476	54,273	—	—

Funded status**	$(29,305)	(22,324)	(7,918)	(6,279)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2016
Projected benefit obligation	$76,236	13,545	89,781
Fair value of plan assets	60,476	—	60,476

Funded status	(15,760)	(13,545)	(29,305)

2015
Projected benefit obligation	$65,707	10,890	76,597
Fair value of plan assets	54,273	—	54,273

Funded status	$(11,434)	(10,890)	(22,324)

	Pension benefits		Other benefits
	2016	2015	2016	2015
Amounts recognized in the balance sheet consist of:
Other liabilities	$(29,305)	(22,324)	(7,918)	(6,279)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2016	2015	2014	2016	2015	2014
Net actuarial loss	$9,203	220	11,676	1,396	1,197	381

	Pension benefits		Other benefits
	2016	2015	2016	2015
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$34,789	28,059	1,927	877
Prior service credit	—	—	(383)	(511)

Total	$34,789	28,059	1,544	366

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2017 are $3,079 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2017 are $167 and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$2,106	2,408	2,015
Interest cost	4,014	3,779	3,620
Expected return on plan assets	(3,709)	(3,809)	(3,809)
Amortization of net loss	2,474	2,350	1,329

Net periodic benefit cost	$4,885	4,728	3,155

	Other benefits
	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$75	44	42
Interest cost	379	220	229
Amortization of prior service cost	(128)	(128)	(332)
Amortization of net gain	345	(51)	(131)

Net periodic benefit cost	$671	85	(192)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2016	2015
Projected benefit obligation	$89,781	76,597
Accumulated benefit obligation	73,507	61,537
Fair value of plan assets	60,476	54,273

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

f)	Assumptions

	Pension benefits		Other benefits
	2016	2015	2016	2015
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.61%	5.05%	4.37%
Expected long-term return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.08%	3.81%	4.25%	4.00%
Healthcare cost trend rate assumed for next year	—	—	2.56%	1.97%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.28%	0.98%
Year that the rate reaches the ultimate trend rate	—	—	2019	2017
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.70%	5.30%	4.53%	5.05%
Rate of compensation increase	4.07%	3.86%	4.25%	4.00%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2016 service cost and interest cost	$39	(33)
Effect on 2016 other post-retirement benefit obligation	495	(603)

87

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2016	Level 1	Level 2	Level 3	Total
Bond funds	$18,487	—	—	18,487
Equity funds	41,989	—	—	41,989

Total assets	$60,476	—	—	60,476

2015
Bond funds	$15,898	—	—	15,898
Equity funds	38,375	—	—	38,375

Total assets	$54,273	—	—	54,273

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2016 and 2015.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2016 and 2015, $40,422 and $38,838, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2016	2015
Equity securities	69%	71%
Debt securities	31	29

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2016 and 2015 was $0. The Plan Sponsor contributed $4,485 and $5,000 to the qualified pension plan for the years ended December 31, 2016 and 2015, respectively. No contribution to the qualified pension plan is expected for the 2017 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2017	$16,236	395
2018	7,333	440
2019	7,645	467
2020	8,840	487
2021	8,665	534
2022 – 2026	44,817	2,934

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2016, 2015 and 2014 was $7,309, $6,582 and $6,432, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $3,282, $2,672 and $2,024 in 2016, 2015 and 2014, respectively.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2016 and 2015, and for each of the years in the three-year period ended December 31, 2016 follows:

	2016	2015
Closed Block liabilities:
Future policy benefits and claims	$612,794	620,523
Policyholders’ dividend accumulations	37,697	39,510
Other policyholder funds	18,104	18,630
Deferred federal income taxes	7,348	6,864
Other liabilities	1,621	1,656

Total Closed Block liabilities	$677,564	687,183

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $359,592 and $372,966 as of December 31, 2016 and 2015, respectively)	$380,588	392,577
Fixed maturity securities held-to-maturity, at amortized cost	41,271	23,479
Mortgage loans on real estate, net	73,727	88,425
Policy loans	89,949	90,112
Short-term investments	12,653	7,736
Accrued investment income	4,172	4,872
Deferred policy acquisition costs	38,858	41,922
Reinsurance recoverable	985	1,031
Other assets	968	2,092

Total Closed Block assets	$643,171	652,246

Excess of reported Closed Block liabilities over Closed Block assets	$34,393	34,937

Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	22,808	21,099
Allocated to policyholder dividend obligation, net of tax	(1,813)	(1,488)

Maximum future earnings to be recognized from Closed Block assets and liabilities	$55,388	54,548

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Change in policyholder dividend obligation:
Balance at beginning of year	$39,510	40,998	42,765
Net unrealized investment activity	(1,813)	(1,488)	(1,767)

Balance at end of year	$37,697	39,510	40,998

Closed Block revenues and expenses:
Traditional life insurance premiums	$22,530	24,568	26,844
Net investment income	32,489	33,012	34,940
Net realized gains (losses) on investments	125	(478)	(143)
Benefits and claims	(34,262)	(36,438)	(38,889)
Provision for policyholders’ dividends on participating policies	(9,782)	(11,065)	(5,910)
Amortization of deferred policy acquisition costs	(3,075)	(2,927)	(2,866)
Other operating costs and expenses	(2,111)	(1,663)	(2,231)

Income before federal income taxes	5,914	5,009	11,745

Income tax expense	2,308	910	448

Closed Block net income	$3,606	4,099	11,297

(17) Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2016 or 2015. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2016 or 2015. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2016 or 2015.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2016, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2016, the Company’s total adjusted capital and company action level RBC was $1,192,951 and $209,674, respectively, providing an RBC ratio of 569%. Additionally, as of December 31, 2016, the Company’s authorized control level RBC was $104,837.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $(15,535) and $12,085 for the years ended December 31, 2016 and 2015, respectively. The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $33,489 for the year ended December 31, 2014.

93

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,082,091 and $1,087,220 as of December 31, 2016 and 2015, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

94

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $108,000 may be paid by ONLIC to ONFS in 2017 without prior approval. Dividends of $75,000, $90,000 and $60,000 were declared and paid by ONLIC to ONFS in 2016, 2015 and 2014, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $27,000 may be paid by ONLAC to ONLIC in 2017 without prior approval. ONLAC declared and paid dividends to ONLIC of $28,000, $29,000 and $31,000 in 2016, 2015 and 2014, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2016 or 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not excluding realized capital gains. Therefore, dividends of approximately $1,400 may be paid by NSLAC to ONLIC in 2017 without prior approval. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016. No dividends were declared or paid by NSLAC in 2015 or 2014.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2016. Dividends of $10,000 and $5,000 were paid by MONT to ONLIC in 2015 and 2014, respectively. No dividends were declared or paid by KENW to ONLIC in 2016, 2015 or 2014.

95

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $44,225 and $25,410 as of December 31, 2016 and 2015, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

96

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$81,205	88,356	88,356
Obligations of states and political subdivisions	926,990	946,955	946,955
Debt securities issued by foreign governments	9,870	9,480	9,480
Corporate securities	4,473,071	4,698,248	4,698,248
Asset-backed securities	1,007,216	1,020,169	1,020,169
Mortgage-backed securities	1,159,673	1,173,210	1,173,210

Total fixed maturity available-for-sale securities	7,658,025	7,936,418	7,936,418

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	41,937	45,120	45,120
Nonredeemable preferred stocks	42,403	41,592	41,592

Total equity securities available-for-sale	84,340	86,712	86,712

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	7,512	8,166	7,512
Obligations of states and political subdivisions	1,505	1,816	1,505
Debt securities issued by foreign governments	1,000	1,038	1,000
Corporate securities	1,264,431	1,298,600	1,264,431
Asset-backed securities	10,322	10,992	10,322

Total fixed maturity held-to-maturity securities	1,284,770	1,320,612	1,284,770

Trading securities:
Bonds:
Corporate securities	1,274	1,381	1,381
Asset-backed securities	116	121	121
Mortgage-backed securities	7	7	7

Total fixed maturity trading securities	1,397	1,509	1,509

Mortgage loans on real estate, net	1,162,373		1,159,432	[1]
Real estate, net:
Investment properties	27,382		25,604

Total real estate, net	27,382		25,604	[2]

Policy loans	573,875		573,875
Other long-term investments	84,723		46,893	[3]
Short-term investments securities lending collateral	274,480		274,480
Short-term investments	54,086		54,086

Total investments	$11,205,451		11,443,779

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%
Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 5, 2017.

Statements of Assets and Contract Owners’ Equity, December 31, 2016.

Statements of Operations for the Period Ended December 31, 2016.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2016 and 2015.

Notes to Financial Statements, December 31, 2016.

Financial Highlights for the Periods Ended December 31, 2016, 2015, 2014, 2013 and 2012.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2017.

Consolidated Balance Sheets, December 31, 2016 and 2015.

Consolidated Statements of Income for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014.

Notes to Consolidated Financial Statements, December 31, 2016, 2015, and 2014.

Financial Statement Schedules, December 31, 2016, 2015 and 2014.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between The Ohio National Life Insurance Company, Ohio National equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(c) Amendment to Participation Agreement between The Ohio National Life insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was

filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(d) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(e) Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of Post-Effective Amendment No. 27 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 26, 2013 and is incorporated by reference herein

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses

Ronald J. Dolan*	Director, Vice Chairman

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director

Gary T. Huffman*	Director, Chairman, President & Chief Executive Officer

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

John R. Phillips 651 Country Lane Glencoe, IL 60022	Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director

Gary E. Wendlandt 45 Gramercy Park North, Apt 2B	Director

New York, NY 10010

H. Douglas Cooke, III*	Executive Vice President and Chief Distribution Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer
David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business
Christopher J. Calabro*	Senior Vice President, Life Strategic Business
Rocky Coppola*	Senior Vice President, Finance & Controller
John A. DelPozzo*	Senior Vice President, Traditional Distribution
Anthony W. Dunn*	Senior Vice President, Audit Services
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Martin T. Griffin*	Senior Vice President, Institutional Sales
Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary
Lori A. Landrum*	Senior Vice President & Assistant General Counsel
Charles Lanigan*	Senior Vice President, Disability Income Strategic Business
John M. Lennon*	Senior Vice President
Stephen R. Murphy*	Senior Vice President, Capital Management
William C. Price*	Senior Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer

Michael J. Slattery*	Senior Vice President, Information Technology
James C. Smith*	Senior Vice President, Enterprise Risk Management
Peter Whipple*	Senior Vice President & Illustration Actuary
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds

Thomas J. Bruns*	Vice President, Corporate Actuarial Financial Reporting
Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight
Donald Flannery*	Vice President, Data Strategy
Joseph Kent Garrett*	Vice President, ERM and Hedging
Rosemary L. Gatto*	Vice President, Claims
Robert K. Gongwer*	Vice President, Taxes
Jill S. Hartmann*	Vice President, Market Development and Communications
Melinda G. Hubbard*	Vice President, Insurance Operations Support
Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution
Matthew J. Kraick*	Vice President, Enterprise Risk Management
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division
Ian Laverty*	Vice President, Annuity Product Management
Amy S. Leach*	Vice President, Disability Income SBU
John Maddrill IV*	Vice President, Agency Development
Jennifer Marquino*	Vice President & Head of Valuation, Corporate Actuarial
Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO
Angela C. Meehan*	Vice President, Corporate Marketing
Traci Nelson*	Vice President & Program Manager
Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division
Doris L. Paul*	Vice President & Treasurer

Richard J. Pollard*	Vice President & Disability Income Product Actuary
Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

Raymond D. Spears*	Vice President & Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Jonathan F. Starrett*	Vice President, Financial Reporting

Annette M. Teders*	Vice President, Private Placements

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G Varland*	Vice President, Risk and Capital Modeling

Michael C. Vogel*	Vice President, Information Technology
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing

Nancy Westbrock*	Vice President, ONESCO Operations

V. Renee Wooton*	Vice President, Retirement Plan Services

Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Joseph M. Fischer*	Assistant Secretary
J. Keith Dwyer*	Chief Compliance Officer, Separate Accounts
Bradley Owens*	Tax Officer
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 31, 2017, the Registrant had 0 non-qualified contracts and 92 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

H. Douglas Cooke, III	Director
Barbara A. Turner	Director
Martin T. Griffin	Director, Chairperson, President & Chief Executive Officer

Thomas J. DeGaetano	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$15,125	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2017.

Ohio National Variable Account D
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Richard J. Bodner
Richard J. Bodner, Senior Vice President, Retirement Plans Strategic Business

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2017.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Richard J. Bodner
Richard J. Bodner, Senior Vice President, Retirement Plans Strategic Business

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2017
*/s/ Christopher A. Carlson Christopher A. Carlson	Director, Vice Chairman, Strategic Businesses	April 24, 2017
*/s/ Ronald J. Dolan Ronald J. Dolan	Director, Vice Chairman	April 24, 2017
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2017
_____________________ John W. Hayden	Director	April 24, 2017
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman, President & Chief Executive Officer (Principal Executive Officer)	April 24, 2017
_____________________ James F. Orr	Director	April 24, 2017
*/s/ John R. Phillips John R. Phillips	Director	April 24, 2017
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2017
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2017
*/s/ James C. Votruba James C. Votruba	Director	April 24, 2017
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2017

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney